UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811-04906

                    Dreyfus Premier State Municipal Bond Fund
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:  4/30

Date of reporting period:  10/31/03

                                         FORM N-CSR

ITEM 1.     REPORTS TO STOCKHOLDERS.

                  Dreyfus Premier State
      Municipal Bond Fund,
      Connecticut Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            16   Financial Highlights

                            19   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                             Connecticut Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This   semiannual  report  for  Dreyfus  Premier  State  Municipal  Bond  Fund,
Connecticut Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, James Welch.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Connecticut Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 1.36% for Class A shares, 1.10% for Class B shares and 1.06% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the average total return for all funds reported in the Lipper Connecticut Municipal
Debt    Funds    category    was    0.72%   for   the   reporting   period.(3)

The municipal bond market was affected by heightened volatility during the reporting period, as investors' attention apparently shifted from credit-related risks to interest-rate-related risks. The fund's performance compared to its Lipper category average was primarily the result of our efforts to shorten its average duration, which helped reduce the fund's sensitivity to interest-rate volatility. The fund trailed its benchmark, which contains bonds from many states, not just Connecticut, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest-rate and market environments. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid prolonged economic weakness, which led to historically low interest rates and a sustained rally among high-quality bonds, including most tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors looked forward to another interest-rate reduction from the Federal Reserve Board. At its meeting in late June, the Fed cut the federal funds rate to 1%, its lowest level since 1958.

However, the municipal bond market fell sharply in July and early August as new evidence of economic strength emerged. Greater inflation fears apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling pressure. As a result, the municipal bond market suffered the worst six-week decline in its history. Although the market subsequently regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.


Stronger economic growth has not yet translated into higher tax revenues for Connecticut and its municipalities. Although the state is one of the wealthiest in the nation, its debt load per capita is among the highest. As a result, we have maintained what we believe to be a cautious posture regarding the state's fiscal condition, which could continue to erode if the economy falters.

What is the fund's current strategy?

During the reporting period, the fund's performance benefited from our efforts to reduce its average duration to a range we consider in line with that of the benchmark. By reducing the fund' s sensitivity to interest-rate changes, we helped it avoid the full brunt of the market' s decline. When making new purchases, we generally have focused on bonds in the 10- to 12-year maturity range, where yield differences currently are relatively steep. In our judgment, bonds in this maturity range have the potential to be beneficial as they move closer to their final maturities. We generally have emphasized securities issued by local governments, such as Fairfield County, that derive the bulk of their revenues from property taxes. We believe that these strategies should position the fund well as the economic environment evolves.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CONNECTICUT RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.6%                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONNECTICUT--69.2%

Connecticut:

   5.50%, 12/15/2011(Insured; FSA)                                                            6,940,000                7,997,378

   5.25%, 3/1/2012 (Prerefunded 3/1/2007)                                                     3,000,000  (a)           3,355,560

   5%, 3/15/2012 (Prerefunded 3/15/2008)                                                         70,000  (a)              78,556

   8.442%, 3/15/2012                                                                          5,000,000  (b,c)         6,222,300

   5.125%, 3/15/2013 (Prerefunded 3/15/2008)                                                     25,000  (a)              28,208

   5.50%, 12/15/2014 (Insured; FSA)                                                           3,500,000                4,026,890

   5.25%, 3/1/2016 (Prerefunded 3/1/2007)                                                     2,700,000  (a)           3,018,141

   5%, 8/15/2021 (Insured; FGIC)                                                              1,000,000                1,039,570

   5%, 10/15/2021 (Insured; FSA)                                                              3,500,000                3,629,045

   5.25%, 10/15/2021 (Insured; MBIA)                                                          3,000,000  (d)           3,209,970

   5%, 8/15/2022 (Insured; FGIC)                                                              1,000,000                1,033,170

   5.25%, 10/15/2022 (Insured; MBIA)                                                          2,000,000  (d)           2,128,340

   Airport Revenue (Bradley International Airport):

      5.25%, 10/1/2013 (Insured; FGIC)                                                           30,000                   32,308

      9.074%, 10/1/2013                                                                       2,750,000  (b,c)         3,173,198

      5.25%, 10/1/2016 (Insured; FGIC)                                                           20,000                   21,119

      9.074%, 10/1/2016                                                                       2,225,000  (b,c)         2,474,067

   (Clean Water Fund) Revenue:

      5.25%, 7/15/2012                                                                           15,000                   16,539

      9.004%, 7/15/2012                                                                       4,850,000  (b,c)         5,845,123

      5.125%, 9/1/2014 (Prerefunded 9/1/2009)                                                 3,050,000  (a)           3,478,891

   Special Tax Obligation Revenue

      (Transportation Infrastructure):

         5.50%, Series A, 11/1/2007 (Insured; FSA)                                            4,580,000                5,181,583

         5.50%, Series B, 11/1/2007 (Insured; FSA)                                            5,000,000                5,656,750

         7.125%, 6/1/2010                                                                     3,400,000                4,203,692

         5.375%, 10/1/2011 (Insured; FSA)                                                     5,470,000                6,243,512

         5.375%, 7/1/2020 (Insured; FSA)                                                      2,000,000                2,159,320

Connecticut Development Authority, Revenue:

  First Mortgage Gross, Health Care Project:

      (Church Homes Inc.) 5.80%, 4/1/2021                                                     3,000,000                2,768,400

      (Elim Park Baptist Home):

         5.375%, 12/1/2018                                                                    2,300,000                2,311,730

         5.75%, 12/1/2023                                                                     1,000,000                1,014,080

   PCR (Connecticut Light and Power):

      5.85%, 9/1/2028                                                                         3,200,000                3,355,872

      5.95%, 9/1/2028                                                                         1,945,000                2,026,320

   Water Facilities (Bridgeport Hydraulic)

      6.15%, 4/1/2035 (Insured; AMBAC)                                                        2,750,000                3,098,810


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONNECTICUT (CONTINUED)

Connecticut Health and Educational Facilities

  Authority, Revenue:

    (Connecticut State University System Issue)

         5%, 11/1/2016 (Insured; FGIC)                                                        3,000,000                3,237,810

      (Danbury Hospital) 5.75%, 7/1/2029

         (Insured; AMBAC)                                                                     3,000,000                3,213,030

      (Greenwich Academy) 5.75%, 3/1/2026

         (Insured; FSA)                                                                       3,130,000                3,367,097

      (Hartford University) 5.625%, 7/1/2026                                                  4,200,000                4,481,652

      (Hospital for Special Care) 5.375%, 7/1/2017

         (Insured; ACA)                                                                       3,680,000                3,777,225

      (Loomis Chaffee School Project):

         5.25%, 7/1/2021                                                                        900,000                  946,953

         5.50%, 7/1/2023                                                                      2,150,000                2,294,007

         5.25%, 7/1/2031                                                                      3,000,000                3,093,510

      (New Britian General Hospital)

         6.125%, 7/1/2014 (Insured; AMBAC)                                                    1,000,000                1,050,060

      (Sacred Heart University):

         6.50%, 7/1/2016 (Prerefunded 7/1/2006)                                               1,465,000  (a)           1,677,000

         6.125%, 7/1/2017 (Prerefunded 7/1/2007)                                              1,000,000  (a)           1,163,890

         6.625%, 7/1/2026 (Prerefunded 7/1/2006)                                              2,720,000  (a)           3,122,424

      (Trinity College) 5.875%, 7/1/2026

         (Insured; MBIA)                                                                      2,500,000                2,746,625

      (University of New Haven):

         6.625%, 7/1/2016                                                                     2,050,000                2,152,295

         6.70%, 7/1/2026                                                                      8,605,000                8,879,585

      (William W. Backus Hospital) 5.75%, 7/1/2027

         (Insured; AMBAC)                                                                     2,500,000                2,676,900

      (Windham Community Memorial Hospital)

         6%, 7/1/2020                                                                         1,000,000                1,042,420

      (Yale, New Haven Hospital) 5.70%, 7/1/2025

         (Insured; MBIA)                                                                      8,070,000                8,603,185

      (Yale University) 5.125%, 7/1/2027                                                      5,400,000                5,520,744

Connecticut Housing Finance Authority:

   5.75%, 11/15/2021                                                                          4,000,000                4,171,560

   5.85%, 5/15/2031                                                                           5,095,000                5,283,872

   (Housing Mortgage Finance Program):

      5.05%, 11/15/2021                                                                       4,950,000                5,049,247

      6%, Subseries F-2, 11/15/2027                                                           4,280,000                4,288,346

      6%, Series G, 11/15/2027                                                                4,000,000                4,147,320

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONNECTICUT (CONTINUED)

Connecticut Housing Finance Authority:

  (Housing Mortgage Finance Program) (continued):

      5.85%, Subseries B-2, 11/15/2028                                                        6,990,000                7,256,458

      5.85%, Subseries C-2, 11/15/2028                                                        5,595,000                5,808,281

      5.45%, 11/15/2029                                                                       5,805,000                5,941,243

Eastern Connecticut Resource Recovery Authority

  (Wheelabrator Lisbon Project):

      5.50%, 1/1/2014                                                                         8,050,000                8,079,946

      5.50%, 1/1/2020                                                                         7,000,000                6,918,240

Greenwich Housing Authority, MFHR

  (Greenwich Close):

      6.25%, 9/1/2017                                                                         2,840,000                2,826,709

      6.35%, 9/1/2027                                                                         2,000,000                1,940,140

Hartford Parking System, Revenue

   6.50%, 7/1/2025                                                                            1,500,000                1,550,535

Sprague, Environmental Improvement Revenue

  (International Paper Co. Project)

   5.70%, 10/1/2021                                                                           1,350,000                1,355,306

Stamford 6.60%, 1/15/2010                                                                     2,750,000                3,312,128

University of Connecticut:

   5.25%, 2/15/2013                                                                           3,450,000                3,870,693

   5.75%, 3/1/2015 (Insured; FGIC)                                                            1,770,000                2,001,038

   5.75%, 3/1/2016 (Insured; FGIC)                                                            2,500,000                2,826,325

   5.125%, 2/15/2019 (Insured; MBIA)                                                          1,000,000                1,064,690

   5.125%, 2/15/2020 (Insured; MBIA)                                                          1,600,000                1,689,808

   Special Obligation Student Fee Revenue:

      6%, 11/15/2016 (Insured; FGIC)

         (Prerefunded 11/15/2010)                                                             2,425,000  (a)           2,906,751

      6%, 11/15/2017 (Insured; FGIC)

         (Prerefunded 11/15/2010)                                                             2,000,000  (a)           2,397,320

      5.25%, 11/15/2021 (Insured; FGIC)                                                       1,755,000                1,881,606

      5.75%, 11/15/2029 (Insured; FGIC)

         (Prerefunded 11/15/2010)                                                             2,500,000  (a)           2,957,225

U. S. RELATED--28.4%

Children's Trust of Puerto Rico, Tobacco

  Settlement Revenue, Asset Backed Bonds

   6%, 7/1/2026 (Prerefunded 7/1/2010)                                                        5,000,000  (a)           5,923,250


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U. S. RELATED (CONTINUED)

Commonwealth of Puerto Rico:

   5.50%, 7/1/2012 (Insured; MBIA)                                                               50,000                   57,357

   9.574%, 7/1/2012                                                                           2,000,000  (b,c)         2,588,580

   9.574%, 7/1/2013                                                                           3,950,000  (b,c)         5,127,574

   5.65%, 7/1/2015 (Insured; MBIA)                                                            6,690,000                7,787,495

   (Public Improvement):

      5.50%, 7/1/2013 (Insured; MBIA)                                                           100,000                  114,906

      5.25%, 7/1/2014 (Insured; MBIA)                                                         3,925,000                4,425,595

      5.25%, 7/1/2015 (Insured; MBIA)                                                         1,000,000                1,128,020

      6%, 7/1/2015 (Insured; MBIA)                                                            2,000,000                2,391,580

      5.25%, 7/1/2027 (Insured; FSA)                                                          4,500,000                4,744,260

Puerto Rico Aqueduct and Sewer Authority,

   Revenue 6.25%, 7/1/2013 (Insured; MBIA)                                                    9,000,000               10,878,840

Puerto Rico Electric Power Authority,

  Power Revenue:

      5.125%, 7/1/2026 (Insured; FSA)                                                         4,000,000                4,148,520

      5.25%, 7/1/2029 (Insured; FSA)                                                          8,000,000                8,324,400

Puerto Rico Highway and Transportation Authority:

  Highway Revenue:

      5.50%, 7/1/2013 (Insured; MBIA)                                                            10,000                   11,491

      9.516%, 7/1/2013 (Insured; MBIA)                                                        2,290,000  (b,c)         2,972,695

      5.50%, 7/1/2026 (Insured; FSA)

         (Prerefunded 7/1/2006)                                                               2,375,000  (a)           2,653,611

      5.50%, 7/1/2036                                                                         6,500,000                6,839,235

   Transportation Revenue 5.75%, 7/1/2041                                                     3,000,000                3,244,080

Puerto Rico Industrial Tourist, Educational,

  Medical and Environmental Control Facilities

  Financing Authority, Revenue (Teachers

   Retirement System) 5.50% 7/1/2021                                                            800,000                  872,584

Puerto Rico Infrastructure Financing Authority,

   Special Obligation 5.50%, 10/1/2032                                                        1,000,000                1,081,360

Puerto Rico Ports Authority, Special Facilities

  Revenue (American Airlines)

   6.25%, 6/1/2026                                                                            3,105,000                2,176,295

Puerto Rico Public Finance Corp.

  (Commonwealth Appropriation)

   6%, 8/1/2026 (Insured; AGC)                                                                7,950,000                9,340,773

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U. S. RELATED (CONTINUED)

University of Puerto Rico, University Revenue

   5.50%, 6/1/2015 (Insured; MBIA)                                                            5,000,000                5,358,700

Virgin Islands Public Finance Authority, Revenue,

  Gross Receipts Taxes Loan Note

   6.375%, 10/1/2019                                                                          2,000,000                2,212,140

Virgin Islands Water and Power Authority,

  (Electric Systems):

      5%, 7/1/2016 (Insured; AMBAC)                                                           2,770,000                3,000,519

      5.30%, 7/1/2021                                                                         1,750,000                1,708,123

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $318,223,057)                                                                                               340,511,624
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--2.4%
------------------------------------------------------------------------------------------------------------------------------------

CONNECTICUT;

Connecticut Health and Educational Facilities

  Authority, Revenue, VRDN:

      (Yale University) 1.10%                                                                 2,000,000  (e)           2,000,000

      (Quinnipac University) 1.10% (Insured; AGIC)                                            6,500,000  (e)           6,500,000

TOTAL SHORT--TERM MUNICIPAL INVESTMENTS

   (cost $8,500,000)                                                                                                   8,500,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $326,723,057)                                                             100.0%             349,011,624

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (0.0%)                (28,475)

NET ASSETS                                                                                        100.0%             348,983,149


Summary of Abbreviations

ACA                       American Capital Access

AGC                       ACE Guaranty Corporation

AGIC                      Asset Guaranty Insurance
                          Company

AMBAC                     American Municipal Bond
                          Assurance Corporation

FGIC                      Financial Guaranty Insurance
                          Company

FSA                       Financial Security Assurance

MBIA                      Municipal Bond Investors
                          Assurance Insurance Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              67.4

AA                               Aa                              AA                                                5.9

A                                A                               A                                                 7.6

BBB                              Baa                             BBB                                              12.9

CCC                              Caa                             CCC                                                .6

F1                               MIG1/P1                         SP1/A1                                            2.4

Not Rated (f)                    Not Rated (f)                   Not Rated (f)                                     3.2

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003,
THESE SECURITIES AMOUNTED TO $28,403,537 OR 8.1% OF NET ASSETS.

(C)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(D)  PURCHASED ON A DELAYED DELIVERY BASIS.

(E)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(F)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO TO THOSE
RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           326,723,057   349,011,624

Cash                                                                    128,620

Interest receivable                                                   5,851,744

Receivable for shares of Beneficial Interest subscribed                 134,263

Prepaid expenses                                                         14,573

                                                                    355,140,824
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           263,485

Payable for investment securities purchased                           5,304,690

Payable for shares of Beneficial Interest redeemed                      559,596

Accrued expenses                                                         29,904

                                                                      6,157,675
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      348,983,149
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     330,393,855

Accumulated undistributed investment income--net                        254,412

Accumulated net realized gain (loss) on investments                  (3,953,685)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      22,288,567
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      348,983,149

NET ASSET VALUE PER SHARE

                                                                              Class A                Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            292,142,483             45,084,451             11,756,215

Shares Outstanding                                                         24,162,868              3,732,106                974,056
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.09                  12.08                  12.07

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      9,397,228

EXPENSES:

Management fee--Note 3(a)                                              990,544

Shareholder servicing costs--Note 3(c)                                 538,623

Distribution fees--Note 3(b)                                           162,546

Custodian fees                                                          21,072

Professional fees                                                       18,526

Registration fees                                                       10,584

Prospectus and shareholders' reports                                     5,403

Trustees' fees and expenses--Note 3(d)                                   4,279

Loan commitment fees--Note 2                                             1,542

Miscellaneous                                                           16,623

TOTAL EXPENSES                                                       1,769,742

INVESTMENT INCOME--NET                                               7,627,486
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                144,912

Net unrealized appreciation (depreciation) on investments           (3,074,165)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,929,253)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,698,233

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          7,627,486            16,033,502

Net realized gain (loss) on investments           144,912            (1,239,190)

Net unrealized appreciation
   (depreciation) on investments               (3,074,165)           11,037,522

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,698,233            25,831,834
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (6,513,598)          (13,758,085)

Class B shares                                   (879,077)           (1,806,752)

Class C shares                                   (223,100)             (415,704)

TOTAL DIVIDENDS                                (7,615,775)          (15,980,541)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 10,776,374            73,335,470

Class B shares                                  2,917,013            10,224,298

Class C shares                                  1,957,191             3,306,192

Dividends reinvested:

Class A shares                                  3,566,902             7,479,975

Class B shares                                    511,094             1,077,658

Class C shares                                    150,988               291,962

Cost of shares redeemed:

Class A shares                                (24,872,608)          (85,127,027)

Class B shares                                 (4,426,233)           (9,119,427)

Class C shares                                 (2,432,124)           (1,366,607)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (11,851,403)              102,494

TOTAL INCREASE (DECREASE) IN NET ASSETS       (14,768,945)            9,953,787
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           363,752,094           353,798,307

END OF PERIOD                                 348,983,149           363,752,094

Undistributed investment income--net              254,412                    --


                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       888,585             6,084,493

Shares issued for dividends reinvested            294,041               618,979

Shares redeemed                                (2,054,210)           (7,058,681)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (871,584)             (355,209)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       238,555               847,747

Shares issued for dividends reinvested             42,168                89,253

Shares redeemed                                  (364,422)             (756,891)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (83,699)              180,109
--------------------------------------------------------------------------------

CLASS C

Shares sold                                       158,854               275,018

Shares issued for dividends reinvested             12,468                24,197

Shares redeemed                                  (201,519)             (113,182)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (30,197)              186,033

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 159,228 CLASS B SHARES REPRESENTING $1,929,218, WERE AUTOMATICALLY CONVERTED TO 159,079 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 274,588 CLASS B SHARES REPRESENTING $3,309,953 WERE AUTOMATICALLY CONVERTED TO 274,343 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)            2003          2002(a)       2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.19            11.86         11.72         11.21         12.26         12.23

Investment Operations:

Investment income--net                                 .26(b)           .55(b)        .57(b)        .57           .58           .61

Net realized and unrealized
   gain (loss) on investments                         (.10)             .32           .14           .51          (.96)          .19

Total from Investment Operations                       .16              .87           .71          1.08          (.38)          .80

Distributions:

Dividends from investment
   income--net                                        (.26)            (.54)         (.57)         (.57)         (.58)         (.61)

Dividends from net realized gain

   on investments                                       --               --            --            --          (.09)         (.16)

Total Distributions                                   (.26)            (.54)         (.57)         (.57)         (.67)         (.77)

Net asset value, end of period                       12.09            12.19         11.86         11.72         11.21         12.26
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   1.36(d)          7.51          6.16          9.86         (3.06)         6.70
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .89(e)           .91           .90           .89           .90           .89

Ratio of net investment income

   to average net assets                              4.33(e)          4.53          4.81          4.97          5.08          4.94

Portfolio Turnover Rate                              19.56(d)         38.11         15.96         21.71         35.12         21.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     292,142          305,076       301,044       289,723       274,962       317,923

A AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE
AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING
DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS.
THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS TO INCREASE
NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET
INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.80% TO 4.81%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED
TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.18            11.85         11.71         11.20          12.26        12.23

Investment Operations:

Investment income--net                                 .23(b)           .48(b)        .51(b)        .51            .52          .55

Net realized and unrealized
   gain (loss) on investments                         (.10)             .33           .14           .51           (.97)         .19

Total from Investment Operations                       .13              .81           .65          1.02           (.45)         .74

Distributions:

Dividends from investment
   income--net                                        (.23)            (.48)         (.51)         (.51)          (.52)        (.55)

Dividends from net realized
   gain on investments                                  --               --            --            --           (.09)        (.16)

Total Distributions                                   (.23)            (.48)         (.51)         (.51)          (.61)        (.71)

Net asset value, end of period                       12.08            12.18         11.85         11.71          11.20        12.26
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   1.10(d)          6.96          5.61          9.31          (3.66)        6.15
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.40(e)          1.42          1.42          1.41           1.42         1.40

Ratio of net investment income

   to average net assets                              3.81(e)          4.01          4.28          4.45           4.55         4.42

Portfolio Turnover Rate                              19.56(d)         38.11         15.96         21.71          35.12        21.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      45,084           46,460        43,070        38,794         42,283       58,416

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.27% TO 4.28%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                            The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                      ----------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.16            11.84         11.70         11.19          12.25        12.22

Investment Operations:

Investment income--net                                 .22(b)           .45(b)        .48(b)        .49            .50          .52

Net realized and unrealized
   gain (loss) on investments                         (.09)             .32           .14           .51           (.97)         .19

Total from Investment Operations                       .13              .77           .62          1.00           (.47)         .71

Distributions:

Dividends from investment
   income--net                                        (.22)            (.45)         (.48)         (.49)          (.50)        (.52)

Dividends from net realized
   gain on investments                                  --               --            --            --           (.09)        (.16)

Total Distributions                                   (.22)            (.45)         (.48)         (.49)          (.59)        (.68)

Net asset value, end of period                       12.07            12.16         11.84         11.70          11.19        12.25
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   1.06(d)          6.62          5.36          9.05          (3.89)        5.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.64(e)          1.66          1.65          1.65           1.66         1.65

Ratio of net investment income

   to average net assets                              3.57(e)          3.77          4.03          4.20           4.31         4.15

Portfolio Turnover Rate                              19.56(d)         38.11         15.96         21.71          35.12        21.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      11,756           12,217         9,684         5,249          4,400        4,970

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.02% TO 4.03%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Connecticut Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities) . Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,164,443 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $15,980,541. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $12,843 from commissions earned on sales of the fund's Class A shares and $42,450 and $3,220 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $115,628 and $46,918, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $376,794, $57,814 and $15,639, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $64,263 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's
relative    net    assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $68,979,085 and $89,576,218, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $22,288,567, consisting of $23,750,061 gross unrealized appreciation and $1,461,494 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund, Connecticut Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  064SA1003


      Dreyfus Premier State
      Municipal Bond Fund,
      Florida Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            15   Financial Highlights

                            18   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                                 Florida Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Florida Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Douglas Gaylor.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Florida Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 0.58% for Class A shares, 0.40% for Class B shares and 0.21% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Florida Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.66% for the reporting period.(3)

The municipal bond market was generally affected during the reporting period by heightened volatility as investors' attention apparently shifted from credit-related risks to interest-rate-related risks. The fund' s lagging performance compared to its Lipper category average was primarily the result of its relatively long average duration, which made the fund more sensitive to market volatility. The fund also trailed its benchmark, which contains bonds from many states, not just Florida, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to " discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid prolonged economic weakness, which led to historically low interest rates and a sustained rally among high-quality bonds, including tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors looked forward to another interest-rate reduction from the Federal Reserve Board (the "Fed"). At its meeting in late June, the Fed lowered the federal funds rate to 1%, its lowest level since 1958.

However, in July and early August, the municipal bond market fell sharply as new evidence of economic strength emerged. Renewed inflation fears apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling in the bond markets. As a result, municipal bond prices suffered the worst six-week decline in their history. Although the market subsequently regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.

In this volatile investment environment, we attempted to decrease the fund's sensitivity to changing interest rates by reducing its average duration. Our ability to do so helped shelter the fund from the full brunt of the market's decline in July and August. To implement this change, we sold some of the fund' s longer-term holdings that we believed would command attractive prices from individual investors.

What is the fund's current strategy?

We have maintained our efforts to temper the fund's sensitivity to market volatility by lowering the fund' s average duration. In addition, we have attempted to improve the overall credit quality by replacing lower-rated holdings that have matured or have been redeemed early by their issuers with higher-quality Florida securities and insured bonds.(4) Although higher-quality and insured bonds may provide lower yields than their lower-rated counterparts, we believe that securities with higher credit ratings are potentially less susceptible to heightened market volatility.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-FLORIDA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.9%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Brevard County, IDR (Nui Corp Project)

   6.40%, 10/1/2024 (Insured; AMBAC)                                                          1,000,000                1,066,360

Broward County Housing Finance Authority, MFHR:

   (Bridgewater Place Apartments)
      5.40%, 10/1/2029                                                                        2,000,000                1,981,180

   (Emerald Palms Apartments)
      5.60%, 7/1/2021                                                                         2,000,000                2,058,920

   (Pembroke Villas)
      5.55%, 1/1/2023                                                                         1,000,000                1,022,330

Broward County School Board, COP:

   5.25%, 7/1/2018 (Insured; MBIA)                                                            1,855,000                2,002,973

   5%, 7/1/2021 (Insured; FSA)                                                                1,250,000                1,285,775

Cape Coral, Water & Sewer Revenue

   5.25%, 10/1/2017 (Insured; AMBAC)                                                          1,890,000                2,061,555

Capital Projects Finance Authority:

  Revenue:

    (Airports Project):

         5.25%, 6/1/2014 (Insured; MBIA)                                                      1,485,000                1,620,922

         5%, 6/1/2020 (Insured; MBIA)                                                         1,465,000                1,512,935

   Student Housing Revenue

      (Capital Projects Loan)

      5.50%, 10/1/2017 (Insured; MBIA)                                                        2,520,000                2,672,989

Dade County Housing Finance Authority, SFMR

   6.70%, 4/1/2028 (Collateralized: FNMA, GNMA)                                               3,695,000                3,829,313

Davie, Water & Sewer Revenue

   5.25%, 10/1/2018 (Insured; AMBAC)                                                            475,000                  514,496

Escambia County, Sales Tax Revenue

   5.25%, 10/1/2018 (Insured; AMBAC)                                                          1,200,000                1,299,744

Escambia County Housing Finance Authority, SFMR

  (Multi-County Program)

   5.50%, 10/1/2021
   (Collateralized: FNMA, GNMA)                                                               5,765,000                5,951,959

Florida (Jacksonville Transportation)

   5%, 7/1/2012                                                                               3,000,000                3,245,070

Florida Board of Education:

  Capital Outlay (Public Education):

      5%, 6/1/2011                                                                            1,200,000                1,302,996

      5%, 6/1/2017                                                                            1,000,000                1,062,140

      4.75%, 6/1/2019 (Insured; MBIA)                                                         1,000,000                1,026,700

   Lottery Revenue:

      5.25%, 7/1/2017 (Insured; FGIC)                                                         3,890,000                4,223,140

      5%, 7/1/2020 (Insured; FGIC)                                                            1,480,000                1,534,138


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Florida Housing Finance Agency:

  (Brittany Rosemont Apartments)

      7%, 2/1/2035 (Insured; AMBAC)                                                           6,000,000                6,215,040

   Single Family Mortgage:

      6.65%, 1/1/2024 (Collateralized: FNMA, GNMA)                                            1,285,000                1,328,908

      6.65%, 7/1/2026 (Insured; MBIA)                                                           720,000                  739,555

Florida Intergovernmental Finance Commission,
   Capital Revenue, 5%, 2/1/2018 (Insured; AMBAC)                                             1,000,000                1,051,220

Florida Municipal Loan Council, Revenue

   5.25%, 5/1/2017 (Insured; MBIA)                                                            1,825,000                1,976,074

Hillsborough County School District,
   Sales Tax Revenue

   5.375%, 10/1/2018 (Insured; AMBAC)                                                         2,075,000                2,268,805

Jacksonville:

  Excise Taxes Revenue

      5.375%, 10/1/2019 (Insured; AMBAC)                                                      3,450,000                3,731,451

   Guaranteed Entitlement Revenue

      5.375%, 10/1/2020 (Insured; FGIC)                                                       3,795,000                4,081,257

Jacksonville Electric Authority, Revenue

   5%, 10/1/2013                                                                                965,000                1,026,113

Jea, St John's River Power Park System Revenue:

   5%, 10/1/2017                                                                              1,500,000                1,567,215

   5%, 10/1/2018                                                                              1,500,000                1,557,015

Lee County Housing Finance Authority SFMR:

   6.30%, 3/1/2029 (Collateralized: FNMA, GNMA)                                                 580,000                  608,414

   (Multi-County Program)

      7.45%, 9/1/2027 (Collateralized: FNMA, GNMA)                                              295,000                  313,125

Manatee County Housing Finance Authority,
   Mortgage Revenue
   5.85%, 11/1/2033 (Collateralized; GNMA)                                                    4,965,000                5,256,843

Marion County School Board, COP

   5.25%, 6/1/2017 (Insured; FSA)                                                             2,015,000                2,192,884

Miami-Dade County, Solid Waste System Revenue

   5.50%, 10/1/2017 (Insured; FSA)                                                            2,595,000                2,884,706

Miami-Dade County Housing Finance Authority, MFMR:

  (Country Club Villa)

      5.70%, 7/1/2021 (Insured; FSA)                                                            400,000                  417,372

   (Miami Stadium Apartments)

      5.40%, 8/1/2021 (Insured; FSA)                                                          1,275,000                1,313,939

   (Villa Esperanza Apartments Project)

      5.35%, 10/1/2028                                                                        1,000,000                  958,550

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

North Miami Educational Facilities, Revenue

   (Johnston & Wales University Project)
   5%, 4/1/2017                                                                               1,800,000                1,895,940

Orange County Housing Finance Authority, MFHR:

  (Palm Grove Gardens)

      5.15%, 1/1/2023 (Collateralized; FNMA)                                                  1,175,000                1,193,882

   (Seminole Pointe Project) 5.75%, 12/1/2023                                                 2,840,000                2,900,151

Osceola County Industrial Development Authority,

  Revenue (Community Provider Pooled Loan

   Program) 7.75%, 7/1/2017                                                                   3,590,000                3,627,228

Palm Bay, Uitlity Revenue

  (Capital Appreciation)

      Zero Coupon, 10/1/2020 (Insured; FGIC)                                                  1,845,000                  799,494

   (Palm Bay Utility Corporation Project)

      5%, 10/1/2019 (Insured; MBIA)                                                             500,000                  523,675

Palm Beach County Housing Finance Authority

  Single Family Mortgage Purchase Revenue

   6.55%, 4/1/2027 (Collateralized: FNMA, GNMA)                                                 610,000                  634,882

Palm Beach County School Board, COP

   (Master Lease) 5%, 8/1/2017 (Insured; AMBAC)                                               1,905,000                2,024,996

Pinellas County Housing Finance Authority, SFMR

  (Multi-County Program)

   6.70%, 2/1/2028 (Collateralized: FNMA, GNMA)                                               2,265,000                2,328,103

Port Palm Beach District, Revenue:

   Zero Coupon, 9/1/2022                                                                      1,000,000                  381,340

   Zero Coupon, 9/1/2023                                                                      1,000,000                  357,440

Port St. Lucie:

  Storm Water Utility Revenue

      5%, 5/1/2023 (Insured; MBIA)                                                            1,750,000                1,783,373

   Utility Revenue 5%, 9/1/2017 (Insured; MBIA)                                               1,000,000                1,063,430

Seminole Water Control District 6.75%, 8/1/2022                                               1,910,000                1,951,237

South Broward Hospital District, HR

   5.60%, 5/1/2027                                                                            4,000,000                4,132,400

St. Lucie County, Sales Tax Revenue

   5.25%, 10/1/2017 (Insured; MBIA)                                                           1,885,000                2,056,101

Tampa:

  (Alleghany Health System Revenue St. Joseph)

    6.50%, 12/1/2023

      (Insured; MBIA, Prerefunded 12/1/2004)                                                  1,000,000  (a)           1,078,430

   Utility Tax Zero Coupon, 4/1/2017 (Insured; AMBAC)                                         2,110,000                1,131,192


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Village Center Community Development District,

   Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)                                           1,000,000                1,048,690

Winter Park, Water & Sewer Revenue:

   5.375%, 12/1/2017 (Insured; AMBAC)                                                         1,645,000                1,803,315

   5.375%, 12/1/2018 (Insured; AMBAC)                                                         1,730,000                1,884,178

Winter Springs, Water & Sewer Revenue

   5%, 4/1/2020 (Insured; MBIA)                                                               1,585,000                1,641,648

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $113,501,821)                                                                                               117,005,246
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--.8%
--------------------------------------------------------------------------------

Collier County Health Facilities Authority, HR,

  VRDN (Cleveland Clinic)

   1.12% (LOC; JP Morgan Chase Bank)
   (cost $1,000,000)                                                                          1,000,000  (b)           1,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $114,501,821)                                                             98.7%              118,005,246

CASH AND RECEIVABLES (NET)                                                                         1.3%                1,546,914

NET ASSETS                                                                                       100.0%              119,552,160

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

FGIC                      Financial Guaranty Insurance
                          Company

FNMA                      Federal National Mortgage
                          Association

FSA                       Financial Security Assurance

GNMA                      Government National Mortgage
                          Association

HR                        Hospital Revenue

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

MBIA                      Municipal Bond Investors
                          Assurance Insurance
                          Corporation

MFHR                      Multi-Family Housing Revenue

MFMR                      Multi-Family Mortgage Revenue

SFMR                      Single-Family Mortgage Revenue

VRDN                      Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              78.6

AA                               Aa                              AA                                               10.9

A                                A                               A                                                 5.0

F1                               MIG1/P1                         SP1/A1                                             .8

Not Rated(c)                     Not Rated(c)                    Not Rated(c)                                      4.7

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT OCTOBER 31, 2003, THE FUND HAD $39,052,466 OR 32.7% OF NET ASSETS
INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT UPON
REVENUES GENERATED FROM HOUSING PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           114,501,821   118,005,246

Cash                                                                     77,685

Interest receivable                                                   1,619,934

Receivable for shares of Beneficial Interest subscribed                   8,751

Prepaid expenses                                                         12,245

                                                                    119,723,861
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            88,266

Payable for shares of Beneficial Interest redeemed                        3,283

Accrued expenses and other liabilities                                   80,152

                                                                        171,701
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      119,552,160
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     116,889,984

Accumulated undistributed investment income-net                              19

Accumulated net realized gain (loss) on investments                    (841,268)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       3,503,425
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      119,552,160

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            104,308,937             10,902,354              4,340,869

Shares Outstanding                                                          7,350,198                768,486                305,897
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   14.19                  14.19                  14.19

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,155,220

EXPENSES:

Management fee--Note 3(a)                                              340,119

Shareholder servicing costs--Note 3(c)                                 187,989

Distribution fees--Note 3(b)                                            46,067

Registration fees                                                       10,715

Custodian fees                                                           6,757

Prospectus and shareholders' reports                                     3,397

Trustees' fees and expenses--Note 3(d)                                   1,597

Legal fees                                                               1,256

Loan commitment fees--Note 2                                               533

TOTAL EXPENSES                                                         598,430

INVESTMENT INCOME--NET                                               2,556,790
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                288,103

Net unrealized appreciation (depreciation) on investments           (2,146,971)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (1,858,868)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   697,922

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,556,790            5,421,232

Net realized gain (loss) on investments           288,103             (228,307)

Net unrealized appreciation
   (depreciation) on investments               (2,146,971)           4,342,371

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      697,922            9,535,296
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,257,513)         (4,840,709)

Class B shares                                   (229,065)           (456,846)

Class C shares                                    (70,193)           (116,919)

TOTAL DIVIDENDS                                (2,556,771)         (5,414,474)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  3,125,672          7,012,421

Class B shares                                  1,387,260          5,363,033

Class C shares                                  1,376,979          1,236,469

Dividends reinvested:

Class A shares                                    953,743          1,966,067

Class B shares                                     73,464            170,859

Class C shares                                     41,401             75,621

Cost of shares redeemed:

Class A shares                                 (7,839,884)       (15,619,087)

Class B shares                                 (3,359,373)        (2,211,332)

Class C shares                                   (921,238)          (178,095)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (5,161,976)        (2,184,044)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (7,020,825)         1,936,778
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           126,572,985          124,636,207

END OF PERIOD                                 119,552,160          126,572,985

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       219,772             493,487

Shares issued for dividends reinvested             66,914             138,093

Shares redeemed                                  (549,031)         (1,100,431)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (262,345)           (468,851)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        96,420             377,348

Shares issued for dividends reinvested              5,158              12,000

Shares redeemed                                  (236,613)           (155,541)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (135,035)            233,807
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        96,985              86,661

Shares issued for dividends reinvested              2,904               5,310

Shares redeemed                                   (64,520)            (12,476)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      35,369              79,495

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 84,246 CLASS B SHARES REPRESENTING $1,194,651 WERE AUTOMATICALLY CONVERTED TO 84,187 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 22,552 CLASS B SHARES REPRESENTING $321,526 WERE AUTOMATICALLY CONVERTED TO 22,545 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------

CLASS A SHARES                                  (Unaudited)         2003          2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,

   beginning of period                               14.41         13.94         13.69          12.88          14.03         14.17

Investment Operations:

Investment income-net                                  .30(b)        .62(b)        .62(b)         .62            .65           .65

Net realized and unrealized
   gain (loss) on investments                         (.22)          .47           .25            .81          (1.10)          .05

Total from Investment Operations                       .08          1.09           .87           1.43           (.45)          .70

Distributions:

Dividends from investment
   income--net                                        (.30)         (.62)         (.62)          (.62)          (.65)         (.65)

Dividends from net realized
   gain on investments                                  --            --          (.00)(c)       (.00)(c)       (.05)         (.19)

Total Distributions                                   (.30)         (.62)         (.62)          (.62)          (.70)         (.84)

Net asset value, end of period                       14.19         14.41         13.94          13.69          12.88         14.03
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .58(e)       7.96          6.48          11.32          (3.19)         5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .89(f)        .94           .94            .92            .92           .92

Ratio of net investment income
   to average net assets                              4.21(f)       4.37          4.47           4.65           4.92          4.53

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                           --            --           .01            .18            .06            --

Portfolio Turnover Rate                              11.35(e)      25.52         52.76           8.55          29.04         88.48
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     104,309       109,664       112,641        117,133        118,352       149,185

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.45% TO 4.47%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                          ------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.40         13.93         13.68          12.87          14.02         14.17

Investment Operations:

Investment income--net                                 .27(b)        .55(b)        .55(b)         .55            .58           .57

Net realized and unrealized
   gain (loss) on investments                         (.22)          .47           .25            .81          (1.10)          .04

Total from Investment Operations                       .05          1.02           .80           1.36           (.52)          .61

Distributions:

Dividends from investment
   income--net                                        (.26)         (.55)         (.55)          (.55)          (.58)         (.57)

Dividends from net realized
   gain on investments                                  --             --         (.00)(c)       (.00)(c)       (.05)         (.19)

Total Distributions                                   (.26)         (.55)         (.55)          (.55)          (.63)         (.76)

Net asset value, end of period                       14.19         14.40         13.93          13.68          12.87         14.02
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .40(e)       7.43          5.94          10.78          (3.68)         4.40
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.39(f)       1.43          1.44           1.42           1.43          1.42

Ratio of net investment income
   to average net assets                              3.71(f)       3.86          3.96           4.16           4.41          4.02

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                           --            --           .01            .19            .06            --

Portfolio Turnover Rate                              11.35(e)      25.52         52.76           8.55          29.04         88.48
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      10,902        13,012         9,332          9,792         14,353        26,693

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.94% TO 3.96%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                          Six Months Ended
                                          October 31, 2003                              Year Ended April 30,
                                          ------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)         2003          2002(a)       2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.41         13.94         13.69         12.88          14.03         14.17

Investment Operations:

Investment income--net                                 .25(b)        .51(b)        .51(b)        .52            .54           .53

Net realized and unrealized
   gain (loss) on investments                         (.22)          .47           .26           .81          (1.10)          .05

Total from Investment Operations                       .03           .98           .77          1.33           (.56)          .58

Distributions:

Dividends from investment
   income--net                                        (.25)         (.51)         (.52)         (.52)          (.54)         (.53)

Dividends from net realized
   gain on investments                                  --            --          (.00)(c)      (.00)(c)       (.05)         (.19)

Total Distributions                                   (.25)         (.51)         (.52)         (.52)          (.59)         (.72)

Net asset value, end of period                       14.19         14.41         13.94         13.69          12.88         14.03
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .21(e)       7.17          5.68         10.50          (3.97)         4.13
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.63(f)       1.68          1.67          1.67          1.73           1.75

Ratio of net investment income
   to average net assets                              3.47(f)       3.62          3.69          3.83          4.11           3.69

Decrease reflected in above
   expense ratios due to undertaking
   by The Dreyfus Corporation                           --            --           .01           .21           .10            --

Portfolio Turnover Rate                              11.35(e)      25.52         52.76          8.55         29.04          88.48
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       4,341         3,897         2,663         1,004           456            394

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN$.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.66% TO 3.69%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series, including the Florida Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned
subsidiary    of    Mellon    Financial    Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $1,790 during the period ended October 31, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $793,249 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, $68,215 of the carryover expires in fiscal 2009 and $725,034 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, were as follows: tax exempt income $5,414,474. The tax character of current year distributions will be determined at the end of the current fiscal year.


NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average
daily    net    assets    and    is    payable    monthly.

During the period ended October 31, 2003, the Distributor retained $11,009 from commissions earned on sales of the fund's Class A shares and $50,183 and $1,013 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $30,887 and $15,180, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $134,096, $15,443 and $5,060, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $27,510 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.


NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $13,836,807 and $23,229,491, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $3,503,425, consisting of $3,653,574 gross unrealized appreciation and $150,149 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments.)

                                                             The Fund

NOTES

                       For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Florida Series
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  051SA1003



      Dreyfus Premier State
      Municipal Bond Fund,
      Maryland Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            15   Financial Highlights

                            18   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                                Maryland Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Maryland Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Douglas Gaylor.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Maryland Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 0.55% for Class A shares, 0.38% for Class B shares and 0.16% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.71% for the
reporting    period.(3)

The municipal bond market was generally affected during the reporting period by heightened volatility as investors' attention apparently shifted from credit-related risks to interest-rate-related risks in a strengthening economy. The fund's returns lagged the Lipper category average, primarily because of its relatively long average duration, which made the fund more sensitive to market volatility. The fund also trailed its benchmark, which contains bonds from many states, not just Maryland, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Maryland state and local income taxes without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value or to "premium" bonds, which are bonds that sell at a price above their face value. The fund' s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid persistent economic weakness, which had already led to historically low interest rates and a sustained rally among high-quality bonds, including tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors anticipated another interest-rate reduction. At its meeting in late June, the Federal Reserve Board lowered the federal funds rate to 1%, its lowest level since 1958.

However, in July and early August, municipal bond prices fell sharply as new evidence of economic strength emerged. Renewed inflation fears apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling in the bond markets. As a result, municipal bonds suffered the worst six-week decline in their history. Although the market regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.

In this volatile investment environment, we attempted to decrease the fund's sensitivity to changing interest rates by reducing its average duration to a range we consider to be in line with the fund's Lipper category average. However, due to a relatively limited supply of Maryland bonds, the fund' s returns were affected during the market's steep decline. Nonetheless, we continued to implement this strategy, selling longer-term holdings, including tax-exempt zero-coupon bonds, that we believed would command attractive prices from individual investors.

What is the fund's current strategy?

We have maintained our efforts to temper the fund's sensitivity to market volatility by lowering the fund' s average duration. In addition, we have attempted to improve the overall credit quality by replacing lower-rated holdings that have matured or have been redeemed early by their issuers with higher-quality Maryland securities and insured bonds.(4) Although higher-quality and insured bonds may provide lower yields than their lower-rated counterparts, we believe that securities with higher credit ratings are potentially less susceptible to heightened market volatility.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MARYLAND RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--95.5%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND--92.4%

Anne Arundel County, EDR (Community College)

   5%, 9/1/2017                                                                               2,255,000                2,341,863

Baltimore, Port Facilities Revenue

   (Consolidated Coal Sales Co.) 6.50%, 12/1/2010                                             4,090,000                4,190,123

Baltimore Board of School Commissioners

  School Systems Revenue:

      5%, 5/1/2016                                                                            1,500,000                1,615,740

      5%, 5/1/2017                                                                            1,265,000                1,352,298

Baltimore City Housing Corp., MFHR

   7.25%, 7/1/2023 (Collateralized; FNMA)                                                     2,910,000                2,970,382

Baltimore County, PCR (Bethlehem Steel Corp.):

   7.50%, 6/1/2015                                                                            8,430,000  (a)              37,935

   7.55%, 6/1/2017                                                                            1,945,000  (a)               8,753

Gaithersburg, Hospital Facilities Improvement Revenue

   (Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)                                              10,000,000               12,074,400

Howard County:

  (Consolidated Public Improvement):

      5.25%, 8/15/2019                                                                        1,800,000                1,935,594

      5.25%, 8/15/2020                                                                        1,800,000                1,925,172

      5.25%, 8/15/2021                                                                        1,765,000                1,878,860

   COP 8.15%, 2/15/2020                                                                         605,000                  856,377

   (Metropolitan District) 5.25%, 8/15/2019                                                   1,700,000                1,828,061

Maryland Community Development Administration,

  Department of Housing and Community Development:

      5.60%, 7/1/2033                                                                         1,200,000                1,219,824

      Housing Revenue 5.95%, 7/1/2023                                                         4,255,000                4,453,453

      Multi-Family Housing (Insured Mortgage)

         6.70%, 5/15/2036 (Insured; FHA)                                                      7,710,000                8,003,597

      Residential:

         5.50%, 9/1/2014                                                                        890,000                  942,332

         5.30%, 9/1/2016                                                                      5,000,000                5,252,250

         5.90%, 9/1/2019                                                                      2,000,000                2,109,380

         5.85%, 9/1/2021                                                                      7,500,000                7,838,550

         5.70%, 9/1/2022                                                                      5,340,000                5,566,897

         5.60%, 9/1/2028                                                                      5,000,000                5,163,950

      Single Family Program:

         4.95%, 4/1/2015                                                                      4,605,000                4,795,417

         6.55%, 4/1/2026                                                                      2,620,000                2,714,975

         6.75%, 4/1/2026                                                                      1,265,000                1,296,865

Maryland Department of Transportation,

   County Transportation 5.50%, 2/1/2016                                                      2,000,000                2,289,220


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND (CONTINUED)

Maryland Economic Development Corp., Revenue:

  (Health & Mental Hygiene Providers Facilities

    Acquisition Program):

         8.375%, 3/1/2013                                                                       600,000                  609,780

         8.75%, 3/1/2017                                                                      3,725,000                3,708,051

   Lease:

      5%, 9/15/2014                                                                           1,000,000                1,089,230

      5%, 9/15/2015                                                                           2,025,000                2,191,415

      5%, 9/15/2016                                                                           1,290,000                1,386,995

      (Aviation Administration Facilities):

         5.50%, 6/1/2016 (Insured; FSA)                                                       3,120,000                3,374,467

         5.50%, 6/1/2018 (Insured; FSA)                                                       2,535,000                2,713,160

         5.375%, 6/1/2019 (Insured; FSA)                                                      9,530,000               10,016,125

   (Montgomery County Wayne Avenue):

      5.25%, 9/15/2014                                                                        5,000,000                5,507,850

      5.25%, 9/15/2016                                                                        2,940,000                3,204,041

   Student Housing:

      (Frostburg State University) 6%, 10/1/2024                                              5,000,000                5,091,300

      (Morgan State University) 6%, 7/1/2022                                                  2,750,000                2,836,075

      (Salisbury University) 5%, 6/1/2034                                                     1,250,000                1,145,175

      (University of Maryland College Park)

         6%, 6/1/2021                                                                         1,760,000                1,842,790

      (University Village at Sheppard Pratt):

         5.875%, 7/1/2021                                                                     1,750,000                1,863,540

         6%, 7/1/2033                                                                         1,750,000                1,841,875

Maryland Health and Higher Educational Facilities

  Authority, Revenue:

    (Anne Arundel Medical Center) 5%, 7/1/2023

         (Insured; AMBAC)                                                                     7,000,000                7,063,000

      (Carroll County General Hospital):

         6%, 7/1/2018                                                                           500,000                  544,500

         6%, 7/1/2019                                                                           665,000                  720,248

         6%, 7/1/2020                                                                           750,000                  807,908

         6%, 7/1/2021                                                                           550,000                  590,057

      (Doctors Community Hospital) 5.50%, 7/1/2024                                            3,340,000                3,237,529

      (Helix Health Issue) 5%, 7/1/2027 (Insured; AMBAC)                                      8,380,000                8,730,116

      (Institute College of Art) 5.50%, 6/1/2021                                                335,000                  344,705

      (Johns Hopkins Hospital) 5%, 11/15/2019                                                 7,600,000                7,845,176

      (Loyola College Issue) 5.375%, 10/1/2026

         (Insured; MBIA)                                                                      1,710,000                1,807,402

      (Union Hospital of Cecil County) 6.70%, 7/1/2009                                        2,320,000                2,579,724

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND (CONTINUED)

Maryland Health and Higher Educational Facilities

  Authority, Revenue (continued):

    (University of Maryland Medical Systems):

         5.75%, 7/1/2017                                                                      3,000,000                3,218,610

         6%, 7/1/2022                                                                         2,000,000                2,138,380

         7%, 7/1/2022 (Insured; FGIC)                                                         4,500,000                5,714,460

         6%, 7/1/2032                                                                         3,000,000                3,149,490

Maryland Industrial Development Financing Authority, EDR

   (Medical Waste Association) 8.75%, 11/15/2010                                                655,000                  573,564

Maryland State and Local Loan Facilities:

   5%, 8/1/2016                                                                              10,000,000               10,854,900

   5%, 8/1/2017                                                                               1,200,000                1,292,508

Montgomery County:

   Consolidated Public Improvement 5%, 2/1/2019                                               7,650,000                8,096,607

   Special Obligation (West Germantown

      Development District):

         5.375%, 7/1/2020                                                                       500,000                  525,885

         5.50%, 7/1/2027                                                                      2,975,000                3,117,473

Montgomery County Housing
   Opportunities Commission, SFMR:

      Zero Coupon, 7/1/2028                                                                  46,555,000               11,874,318

      Zero Coupon, 7/1/2033                                                                   3,060,000                  547,495

Morgan State University, Academic and Auxiliary

  Facilities Fees Revenue:

      5%, 7/1/2020 (Insured; FGIC)                                                              500,000                  525,195

      5%, 7/1/2022 (Insured; FGIC)                                                            1,000,000                1,038,390

Northeast Waste Disposal Authority,
   Solid Waste Revenue:

      5.50%, 4/1/2015 (Insured; AMBAC)                                                        7,000,000                7,596,540

      5.50%, 4/1/2016 (Insured; AMBAC)                                                        8,000,000                8,617,760

      (Montgomery County Resource Recovery)
         6%, 7/1/2008                                                                         2,690,000                3,004,703

Prince Georges County, Revenue
   (Dimensions Health Corp.)

   5.30%, 7/1/2024                                                                           12,585,000                8,467,566

Prince Georges County Housing Authority,
   Mortgage Revenue:

      (New Keystone Apartments)

         6.80%, 7/1/2025 (Insured; FHA & MBIA)                                                4,300,000                4,311,309

      (Riverview Terrace)

         6.70%, 6/20/2020 (Collateralized; GNMA)                                              2,000,000                2,074,640

      (Stevenson Apartments)

         6.35%, 7/20/2020 (Collateralized; GNMA)                                              3,000,000                3,051,510


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND (CONTINUED)

Washington Suburban Sanitary District

  (General Construction):

      5%, 6/1/2015                                                                            5,000,000                5,396,900

      5%, 6/1/2016                                                                            1,500,000                1,609,710

U.S. RELATED--3.1%

Commonwealth of Puerto Rico, Public Improvement

   5.125%, 7/1/2030 (Insured; FSA)                                                            5,400,000                5,551,902

Puerto Rico Electric Power Authority, Power Revenue

   5.125%, 7/1/2026                                                                           2,000,000                2,074,260

Puerto Rico Infrastructure Financing Authority

   Special Tax Revenue 5%, 7/1/2016 (Insured; AMBAC)                                          1,275,000                1,363,727

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
   (cost $274,120,050)                                                                                               273,142,304
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--2.1%
--------------------------------------------------------------------------------

Maryland Economic Development Corp., EDR

  (Federation of American Societies) VRDN

   1.16% (LOC; Suntrust Bank)
   (cost $6,000,000)                                                                          6,000,000                6,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $280,120,050)                                                             97.6%              279,142,304

CASH AND RECEIVABLES (NET)                                                                         2.4%                6,866,028

NET ASSETS                                                                                       100.0%              286,008,332

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

FGIC                      Financial Guaranty
                          Insurance Company

FHA                       Federal Housing Administration

FNMA                      Federal National
                          Mortgage Association

FSA                       Financial Security Assurance

GNMA                      Government National
                          Mortgage Association

LOC                       Letter Of Credit

MBIA                      Municipal Bond Investors Assurance
                          Insurance Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

SFMR                      Single-Family Mortgage Revenue

VRDN                      Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              45.3

AA                               Aa                              AA                                               34.4

A                                A                               A                                                 7.3

BBB                              Baa                             BBB                                               9.1

F1                               MIG1/P1                         SP1, A1                                           2.1

Not Rated (b)                    Not Rated (b)                   Not Rated (b)                                     1.8

                                                                                                                 100.0

(A) NON-INCOME PRODUCING SECURITY; INTEREST PAYMENTS IN DEFAULT.

(B)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

(C)  AT OCTOBER 31, 2003, THE FUND HAD $73,639,649 (25.7% OF NET ASSETS)
INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT UPON
REVENUES GENERATED FROM HOUSING PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           280,120,050   279,142,304

Cash                                                                  2,870,344

Interest receivable                                                   3,889,296

Receivable for investment securities sold                               463,889

Receivable for shares of Beneficial Interest subscribed                  85,147

Prepaid expenses                                                         15,336

                                                                    286,466,316
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           221,362

Payable for shares of Beneficial Interest redeemed                      202,240

Accrued expenses and other liabilities                                   34,382

                                                                        457,984
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      286,008,332
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     290,218,501

Accumulated undistributed investment income--net                        107,394

Accumulated net realized gain (loss) on investments                  (3,339,817)

Accumulated net unrealized appreciation (depreciation)
  on investments                                                       (977,746)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      286,008,332


NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            223,956,858             55,734,511              6,316,963

Shares Outstanding                                                         18,396,429              4,577,173                518,552
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.17                  12.18                  12.18

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      7,735,961

EXPENSES:

Management fee--Note 3(a)                                              810,668

Shareholder servicing costs--Note 3(c)                                 458,553

Distribution fees--Note 3(b)                                           167,628

Custodian fees                                                          17,867

Professional fees                                                       15,124

Registration fees                                                       12,177

Prospectus and shareholders' reports                                     8,869

Trustees' fees and expenses--Note 3(d)                                   3,505

Loan commitment fees--Note 2                                             1,264

Miscellaneous                                                           12,884

TOTAL EXPENSES                                                       1,508,539

INVESTMENT INCOME--NET                                               6,227,422
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             (1,837,874)

Net unrealized appreciation (depreciation) on investments           (2,986,245)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (4,824,119)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,403,303

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,227,422           12,950,902

Net realized gain (loss) on investments        (1,837,874)           1,039,464

Net unrealized appreciation
   (depreciation) on investments               (2,986,245)          12,184,943

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,403,303           26,175,309
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (4,998,447)        (10,497,507)

Class B shares                                 (1,103,989)         (2,227,283)

Class C shares                                   (109,899)           (200,959)

Net realized gain on investments:

Class A shares                                         --             (55,366)

Class B shares                                         --             (13,344)

Class C shares                                         --              (1,355)

TOTAL DIVIDENDS                                (6,212,335)        (12,995,814)
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  6,455,900          14,542,348

Class B shares                                  3,885,819          10,357,245

Class C shares                                  1,301,526           2,458,722

Dividends reinvested:

Class A shares                                  2,994,397           6,345,841

Class B shares                                    583,418           1,093,225

Class C shares                                     54,242              97,867

Cost of shares redeemed:

Class A shares                                (16,169,096)        (25,614,766)

Class B shares                                 (5,650,169)         (8,874,261)

Class C shares                                 (1,066,778)           (853,847)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (7,610,741)           (447,626)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (12,419,773)         12,731,869
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           298,428,105          285,696,236

END OF PERIOD                                 286,008,332          298,428,105

Undistributed investment income--net              107,394                  --

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A (A)

Shares sold                                       524,045           1,195,992

Shares issued for dividends reinvested            244,926             520,836

Shares redeemed                                (1,322,357)         (2,107,611)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (553,386)           (390,783)
--------------------------------------------------------------------------------

CLASS B (A)

Shares sold                                       314,522             851,728

Shares issued for dividends reinvested             47,717              89,685

Shares redeemed                                  (464,077)           (729,976)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (101,838)            211,437
--------------------------------------------------------------------------------

CLASS C

Shares sold                                       106,400             202,405

Shares issued for dividends reinvested              4,436               8,020

Shares redeemed                                   (87,350)            (69,829)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      23,486             140,596

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 109,611 CLASS B SHARES REPRESENTING $1,340,542 WERE AUTOMATICALLY CONVERTED TO 109,634 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 214,703 CLASS B SHARES REPRESENTING $2,623,532 WERE AUTOMATICALLY CONVERTED TO 214,742 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended
                                         October 31, 2003                                 Year Ended April 30,
                                         -------------------------------------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          2003          2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.37         11.82         11.94          11.74          12.94         13.05

Investment Operations:

Investment income--net                                 .27(b)        .55(b)        .59(b)         .62            .63           .65

Net realized and unrealized gain
   (loss) on investments                              (.20)          .55          (.10)           .20          (1.10)          .09

Total from Investment Operations                       .07          1.10           .49            .82           (.47)          .74

Distributions:

Dividends from
   investment income--net                             (.27)         (.55)         (.59)          (.62)          (.63)         (.65)

Dividends from net realized
   gain on investments                                  --          (.00)(c)      (.02)          (.00)(c)       (.10)         (.20)

Total Distributions                                   (.27)         (.55)         (.61)          (.62)          (.73)         (.85)

Net asset value, end of period                       12.17         12.37         11.82          11.94          11.74         12.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .55(e)       9.49          4.19           7.14          (3.61)         5.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .91(f)        .93           .92            .91            .91           .90

Ratio of net investment income
   to average net assets                              4.34(f)       4.53          4.93           5.22           5.16          4.97

Portfolio Turnover Rate                              12.15(e)      32.27         35.83          14.74          28.37         29.30
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)              223,957       234,408       228,669        228,111        229,184       264,255

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.92% TO 4.93%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003                                   Year Ended April 30,
                                      ----------------------------------------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.37         11.83         11.94          11.74          12.94         13.05

Investment Operations:

Investment income--net                                 .24(b)        .49(b)        .53(b)         .56            .56           .58

Net realized and unrealized
   gain (loss) on investments                         (.19)          .54          (.09)           .20          (1.10)          .09

Total from Investment Operations                       .05          1.03           .44            .76           (.54)          .67

Distributions:

Dividends from
   investment income--net                             (.24)         (.49)         (.53)          (.56)          (.56)         (.58)

Dividends from net realized
   gain on investments                                  --          (.00)(c)      (.02)          (.00)(c)       (.10)         (.20)

Total Distributions                                   (.24)         (.49)         (.55)          (.56)          (.66)         (.78)

Net asset value, end of period                       12.18         12.37         11.83          11.94          11.74         12.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .38(e)       8.86          3.75           6.60          (4.12)         5.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.41(f)       1.44          1.43           1.42           1.43          1.42

Ratio of net investment income
   to average net assets                              3.83(f)       4.01          4.41           4.69           4.62          4.44

Portfolio Turnover Rate                              12.15(e)      32.27         35.83          14.74          28.37         29.30
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)               55,735        57,892        52,833         47,095         43,044        59,806

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.39% TO 4.41%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                         Six Months Ended
                                         October 31, 2003                                   Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------
CLASS C SHARES                                 (Unaudited)          2003          2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.38         11.83         11.94          11.75          12.95         13.06

Investment Operations:

Investment income--net                                 .22(b)        .46(b)        .50(b)         .53            .54           .55

Net realized and unrealized
   gain (loss) on investments                         (.20)          .55          (.09)           .19          (1.10)          .09

Total from Investment Operations                       .02          1.01           .41            .72           (.56)          .64

Distributions:

Dividends from
   investment income--net                             (.22)         (.46)         (.50)          (.53)          (.54)         (.55)

Dividends from net realized
   gain on investments                                  --          (.00)(c)      (.02)          (.00)(c)       (.10)         (.20)

Total Distributions                                   (.22)         (.46)         (.52)          (.53)          (.64)         (.75)

Net asset value, end of period                       12.18         12.38         11.83          11.94          11.75         12.95
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .16(e)       8.66          3.48           6.23          (4.32)         4.93
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.67(f)       1.70          1.67           1.67           1.65          1.66

Ratio of net investment income
   to average net assets                              3.56(f)       3.74          4.15           4.43           4.41          4.15

Portfolio Turnover Rate                              12.15(e)      32.27         35.83          14.74          28.37         29.30
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                6,317         6,128         4,194          3,264          2,223         3,235

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.13% TO 4.15%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Maryland Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned
subsidiary    of    Mellon    Financial    Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $36 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,501,943 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, $519,666 of the carryover expires in fiscal 2010 and $982,277 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $12,925,749 and ordinary income $70,065. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $18,938 from commissions earned on sales of the fund's Class A shares and $78,594 and $965 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(B) Under the Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $144,404 and $23,224, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $288,542, $72,202 and $7,741, respectively, pursuant to the
Shareholder    Services    Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $66,231 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to
$35,172,962    and    $50,752,921,    respectively.

At  October 31, 2003, accumulated net unrealized depreciation on investments was
$977,746,   consisting   of   $10,113,476   gross  unrealized  appreciation  and
$11,091,222 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Maryland Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  052SA1003


      Dreyfus Premier State
      Municipal Bond Fund,
      Massachusetts Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                           Municipal Bond Fund,
                                                           Massachusetts Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This   semiannual  report  for  Dreyfus  Premier  State  Municipal  Bond  Fund,
Massachusetts Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, James Welch.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Massachusetts Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 1.08% for Class A shares, 0.73% for Class B shares and 0.52% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the average total return for all funds reported in the Lipper Massachusetts
Municipal   Debt   Funds  category  was  0.93%  for  the  reporting  period.(3)

The municipal bond market was affected by heightened volatility as investors' attention apparently shifted from credit-related risks to interest-rate-related risks during the reporting period. The fund's performance compared to its Lipper category average was primarily the result of our efforts to shorten its average duration, which helped reduce the fund' s sensitivity to interest-rate volatility. The fund trailed its benchmark, which contains bonds from many states, not just Massachusetts, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to " discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with the portfolio manager' s changing views of the current interest-rate and market environments. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid prolonged economic weakness, which led to historically low interest rates and a sustained rally among high-quality bonds, including most tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors looked forward to another interest-rate reduction from the Federal Reserve Board (the "Fed"). At its meeting in late June, the Fed cut the federal funds rate to 1%, its lowest level since 1958.

However, the municipal bond market fell sharply in July and early August as new evidence of economic strength emerged. Growing fear of inflation apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling pressure. As a result, the municipal bond market suffered the worst six-week decline in its history. Although the market subsequently regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.

Stronger economic growth has not yet translated into higher tax revenues for Massachusetts and its municipalities. However, because Governor Romney has adopted measures to strengthen the state's fiscal condition, we believe it is positioned to benefit from potential economic improvement, and we have been more comfortable investing in its unsecured general obligation bonds where we believe market technicals are favorable. In addition, we have continued to emphasize bonds backed by the revenues of essential-services facilities, such as toll roads and water plants.

What is the fund's current strategy?

During the reporting period, the fund's performance benefited from our efforts to reduce its average duration to a range we consider in line with that of the benchmark. By reducing the fund' s sensitivity to interest-rate changes, we helped it avoid the full brunt of the market' s decline. When making new purchases, we generally have focused on bonds in the 10- to 12-year maturity range, where yield differences currently are relatively steep. In our judgment, bonds in this maturity range have the potential to be beneficial as they move closer to their final maturities. We believe that these strategies should position the fund well as the economic environment evolves.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MASSACHUSETTS RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.8%                                                        Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--84.7%

Boston 5%, 2/1/2019 (Insured; MBIA)                                                           1,000,000                1,046,290

Boston Industrial Development Financing Authority,

  Sewer Facility Revenue

   (Harbor Electric Energy Co. Project)
   7.375%, 5/15/2015                                                                          2,320,000                2,331,252

Greater Lawrence Sanitation District

   5.75%, 6/15/2014 (Insured; MBIA)                                                           1,425,000                1,628,860

Massachusetts Bay Transportation Authority:

   (Assessment Revenue) 5.25%, 7/1/2030                                                       1,750,000                1,813,332

   (General Transportation Systems) 7%, 3/1/2021                                              1,000,000                1,285,300

   (Sales Tax Revenue) 5%, 7/1/2022                                                           1,000,000                1,024,310

Massachusetts (Consolidated Loan):

   5.50%, 11/1/2011 (Insured; FSA)                                                            1,450,000                1,660,294

   5.375%, 8/1/2022 (Insured; MBIA)                                                           1,000,000                1,063,010

Massachusetts Development Finance Agency, Revenue:

   (Landmark School) 5.25%, 6/1/2029                                                          1,100,000                1,110,802

   (Neville Community) 5.75%, 6/20/2022                                                         600,000                  650,580

Massachusetts Education Loan Authority,

  Education Loan Revenue

   5.85%, 7/1/2014 (Insured; AMBAC)                                                             805,000                  892,954

Massachusetts Federal Highway, Grant Antic Notes

   5.25%, 12/15/2012 (Insured; MBIA)                                                          1,000,000                1,122,910

Massachusetts Health and Educational

  Facilities Authority, Revenue:

    (Community College Program)

         5.25%, 10/1/2026 (Insured; AMBAC)                                                    2,845,000                2,936,723

      (Harvard University)

         5%, 7/15/2022                                                                        1,045,000                1,085,201

      Healthcare Systems (Covenant Health)

         6%, 7/1/2022                                                                         2,000,000                2,110,840

      (Massachusetts Institute of Technology)

         5%, 7/1/2023                                                                         1,000,000                1,053,340

      (Milford-Whitinsville Hospital) 6.50%, 7/15/2023

         6.50%, 7/15/2023                                                                     1,000,000                1,022,610

      (Partners Healthcare System):

         5%, 7/1/2020                                                                         1,200,000                1,213,224

         5.75%, 7/1/2032                                                                      1,350,000                1,406,430

         6%, 7/1/2016                                                                         1,520,000                1,682,883


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

Massachusetts Health and Educational

  Facilities Authority, Revenue (continued):

      (Schepens Eye Research) 6.50%, 7/1/2028                                                 2,135,000                2,290,300

      (Simmons College) 5%, 10/1/2023 (Insured; FGIC)                                         1,000,000                1,022,330

      (Tufts University):

         5.50%, 8/15/2018                                                                     1,625,000                1,851,021

         5.25%, 2/15/2030                                                                     2,000,000                2,060,240

      (Williams College):

         5%, 7/1/2017                                                                         1,030,000                1,096,116

         5%, 7/1/2028                                                                         1,285,000                1,298,660

Massachusetts Housing Finance Agency,

  Housing Development

   5.40%, 6/1/2020 (Insured; MBIA)                                                            1,200,000                1,234,044

Massachusetts Housing Finance Agency,

  Housing Revenue Rental Mortgage

   6%, 7/1/2037 (Insured; AMBAC)                                                              1,000,000                1,027,280

Massachusetts Industrial Finance Agency, Revenue:

  Health Care Facility (Health Foundation, Inc. Project)

      6.75%, 12/1/2027                                                                        1,000,000                  915,860

   Resource Recovery (Ogden Haverhill Project)

      5.60%, 12/1/2019                                                                        1,000,000                  964,030

   (Water Treatment-American Hingham)

      6.95%, 12/1/2035                                                                        3,000,000                3,152,490

Massachusetts Water Pollution Abatement Trust Pool

   5%, 8/1/2016                                                                               1,000,000                1,068,970

Narragansett Regional School District

   6.50%, 6/1/2016 (Insured; AMBAC)                                                           1,205,000                1,438,011

New England Educational Loan Marketing Corporation

   Student Loan Revenue 6.90%, 11/1/2009                                                      1,000,000                1,118,630

Route 3 North Transportion Improvement

  Association, LR 5.75%, 6/15/2018

   (Insured; MBIA) (Prerefunded 6/15/2010)                                                    1,000,000  (a)           1,166,100

University of Massacuhsetts, Building Authority Revenue

   5.25%, 11/1/2015 (Insured; AMBAC)                                                          1,000,000                1,104,370

Westfield 6.50%, 5/1/2017(Insured; FGIC)

   (Prerefunded 5/1/2010)                                                                     1,750,000  (a)           2,128,210

Worcester 5.50%, 10/1/2012 (Insured; FGIC)                                                    1,000,000                1,127,270

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED--13.1%

Commonwealth of Puerto Rico,

  Public Improvement

   5.25%, 7/1/2017                                                                            1,460,000                1,630,192

Puerto Rico Electric Power Authority, Power Revenue

   5.125%, 7/1/2026                                                                           1,000,000                1,037,130

Puerto Rico Highway and Transportation Authority,

  Transportation Revenue

   5.75%, 7/1/2019                                                                            2,000,000                2,267,040

Puerto Rico Public Buildings Authority,

  Guaranteed Government Facilities Revenue:

      6.25%, 7/1/2015 (Insured; AMBAC)                                                        1,100,000                1,343,276

      5.75%, 7/1/2022                                                                         1,900,000                2,104,573
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $60,079,520)                                                              97.8%               62,587,288

CASH AND RECEIVABLES (NET)                                                                         2.2%                1,405,345

NET ASSETS                                                                                       100.0%               63,992,633


Summary of Abbreviations

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

FGIC                      Financial Guaranty Insurance
                          Company

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                          Assurance Insurance Corporation


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              AAA                             AAA                                              55.7

AA                               Aa                              AA                                               22.5

A                                A                               A                                                12.2

BBB                              Baa                             BBB                                               8.2

Not Rated(b)                     Not Rated(b)                    Not Rated(b)                                      1.4

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

(C)  AT OCTOBER 31, 2003, THE FUND HAD $16,630,386 OR 26.0% OF NET ASSETS
INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL IS DEPENDENT UPON REVENUES
GENERATED FROM EDUCATION PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------
ASSETS ($):

Investments in securities--See Statement of Investments  60,079,520  62,587,288

Cash                                                                    372,415

Receivable for investment securities sold                             1,121,960

Receivable for shares of Beneficial Interest subscribed                  22,072

Prepaid expenses                                                         12,485

                                                                     64,116,220
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            48,854

Payable for shares of Beneficial Interest redeemed                       52,414

Accrued expenses                                                         22,319

                                                                        123,587
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       63,992,633
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      60,985,938

Accumulated undistributed investment income-net                           8,554

Accumulated net realized gain (loss) on investments                     490,373

Accumulated net unrealized appreciation
  (depreciation) on investments                                       2,507,768
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       63,992,633

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             52,625,619              7,400,173              3,966,841

Shares Outstanding                                                          4,503,430                633,721                339,197
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   11.69                  11.68                  11.69

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,654,943

EXPENSES:

Management fee--Note 3(a)                                              182,257

Shareholder servicing costs--Note 3(c)                                 102,430

Distribution fees--Note 3(b)                                            31,865

Professional fees                                                       11,934

Registration fees                                                       10,930

Custodian fees                                                           6,047

Prospectus and shareholders' reports                                     5,931

Trustees' fees and expenses--Note 3(d)                                     975

Loan commitment fees--Note 2                                               278

Miscellaneous                                                            6,329

TOTAL EXPENSES                                                         358,976

INVESTMENT INCOME--NET                                               1,295,967
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                356,332

Net unrealized appreciation (depreciation) on investments          (1,111,266)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (754,934)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   541,033

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,295,967            2,602,371

Net realized gain (loss) on investments           356,332              382,668

Net unrealized appreciation
   (depreciation) on investments               (1,111,266)           2,217,777

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      541,033            5,202,816
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,107,459)          (2,320,675)

Class B shares                                  (128,839)            (218,200)

Class C shares                                   (56,772)             (58,353)

TOTAL DIVIDENDS                               (1,293,070)          (2,597,228)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  2,723,151           6,919,982

Class B shares                                  1,238,427           3,058,512

Class C shares                                  1,874,359           1,920,281

Dividends reinvested:

Class A shares                                    659,919           1,342,669

Class B shares                                     65,268             109,100

Class C shares                                     28,879              20,130

Cost of shares redeemed:

Class A shares                                (6,973,605)          (5,511,146)

Class B shares                                  (764,919)          (1,056,070)

Class C shares                                  (409,098)            (198,348)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (1,557,619)           6,605,110

TOTAL INCREASE (DECREASE) IN NET ASSETS       (2,309,656)           9,210,698
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            66,302,289           57,091,591

END OF PERIOD                                  63,992,633           66,302,289

Undistributed investment income--net                8,554                  --


                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       232,008             593,841

Shares issued for dividends reinvested             56,281             115,296

Shares redeemed                                  (599,070)           (475,864)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (310,781)            233,273
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       105,132            261,655

Shares issued for dividends reinvested              5,577              9,362

Shares redeemed                                   (65,644)           (90,642)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      45,065            180,375
--------------------------------------------------------------------------------

CLASS C

Shares sold                                       157,338            165,114

Shares issued for dividends reinvested              2,470              1,718

Shares redeemed                                   (34,930)           (16,605)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     124,878            150,227

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 14,926 CLASS B SHARES REPRESENTING $175,522, WERE AUTOMATICALLY CONVERTED TO 14,921 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 56,000 CLASS B SHARES REPRESENTING $658,323 WERE AUTOMATICALLY CONVERTED TO 55,953 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                         -------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               11.80         11.30         11.14          10.69         11.68         11.75

Investment Operations:

Investment income--net                                 .24(b)        .50(b)        .53(b)         .56           .57           .59

Net realized and unrealized
   gain (loss) on investments                         (.11)          .50           .16            .45          (.98)          .11

Total from Investment Operations                       .13          1.00           .69           1.01          (.41)          .70

Distributions:

Dividends from investment
   income--net                                        (.24)         (.50)         (.53)          (.56)         (.57)         (.59)

Dividends from net realized
   gain on investments                                  --             --          --              --          (.01)         (.18)

Total Distributions                                   (.24)         (.50)         (.53)          (.56)         (.58)         (.77)

Net asset value, end of period                       11.69         11.80         11.30          11.14         10.69         11.68
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   1.08(d)       9.04          6.25           9.63         (3.42)         6.08
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .99(e)        .98           .97            .96           .98           .93

Ratio of net investment income
   to average net assets                              4.01(e)       4.35          4.66           5.09          5.22          4.97

Portfolio Turnover Rate                              31.71(d)      70.83         58.32          51.41         57.94         47.11
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      52,626        56,826        51,756         51,557        50,885        62,958

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.64% TO 4.66%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                    Year Ended April 30,
                                        --------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               11.80         11.29         11.14          10.68         11.67         11.75

Investment Operations:

Investment income--net                                 .21(b)        .44(b)        .46(b)         .50           .52           .53

Net realized and unrealized
   gain (loss) on investments                         (.13)          .51           .16            .46          (.98)          .10

Total from Investment Operations                       .08           .95           .62            .96          (.46)          .63

Distributions:

Dividends from investment
   income--net                                        (.20)         (.44)         (.47)          (.50)         (.52)         (.53)

Dividends from net realized
   gain on investments                                  --            --            --            --           (.01)         (.18)

Total Distributions                                   (.20)         (.44)         (.47)          (.50)         (.53)         (.71)

Net asset value, end of period                       11.68         11.80         11.29          11.14         10.68         11.67
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .73(d)       8.58          5.61           9.18         (3.93)         5.46
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.50(e)       1.48          1.48           1.48          1.49          1.43

Ratio of net investment income
   to average net assets                              3.48(e)       3.80          4.13           4.57          4.70          4.46

Portfolio Turnover Rate                              31.71(d)      70.83         58.32          51.41         57.94         47.11
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       7,400         6,944         4,611          4,566         4,648         6,733

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.12% TO 4.13%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                      ----------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               11.82         11.31         11.15          10.70          11.69         11.76

Investment Operations:

Investment income--net                                 .19(b)        .41(b)        .42(b)         .46            .49           .50

Net realized and unrealized
   gain (loss) on investments                         (.13)          .52           .17            .45           (.98)          .11

Total from Investment Operations                       .06           .93           .59            .91           (.49)          .61

Distributions:

Dividends from investment
   income--net                                        (.19)         (.42)         (.43)          (.46)          (.49)         (.50)

Dividends from net realized
   gain on investments                                  --             --           --            --            (.01)         (.18)

Total Distributions                                   (.19)         (.42)         (.43)          (.46)          (.50)         (.68)

Net asset value, end of period                       11.69         11.82         11.31          11.15          10.70         11.69
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .52(d)       8.31          5.39           8.65          (4.16)         5.28
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.74(e)       1.71          1.72           1.79           1.68          1.70

Ratio of net investment income
   to average net assets                              3.21(e)       3.50          3.81           4.18           4.51          4.06

Portfolio Turnover Rate                              31.71(d)      70.83         58.32          51.41          57.94         47.11
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       3,967         2,532           725            373            141           345

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.79% TO 3.81%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Massachusetts Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange  on  which  such  securities  are primarily traded or at the last sales
price   on   the   national   securities   market   on   each   business   day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $1,487 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.


(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $2,597,228. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $2,797 from commissions earned on sales of the fund's Class A shares and $4,581 and $1,796 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $18,573 and $13,292, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $69,127, $9,286 and $4,431, respectively, pursuant to the
Shareholder    Services    Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $13,494 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $20,388,238 and $20,641,666, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $2,507,768, consisting of $2,848,370 gross unrealized appreciation and $340,602 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  063SA1003



      Dreyfus Premier State
      Municipal Bond Fund,
      Michigan Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                           Municipal Bond Fund,
                                                                Michigan Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Michigan Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager,
W. Michael Petty.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Michigan Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved a total return of 0.72% for Class A shares, 0.46% for Class B shares and 0.35% for Class C shares.(1) The Lehman Brothers Municipal Bond Index (the "Index"), the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Michigan Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this category was 0.68% .(3) The fund's benchmark is a broad-based measure of over-all municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's Lipper category average return for comparative purposes.

Expectations of stronger economic growth led to heightened market volatility in July and August, which offset better performance earlier in the reporting period. The fund' s returns were roughly in line with its Lipper category average, primarily because we maintained its average duration in a range we considered neutral to the other funds in the Lipper category. The fund produced lower returns than the Index, which contains bonds from many states, not just Michigan, and does not reflect fees and other expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Although signs of stronger economic growth had already emerged when the reporting period began, municipal bond yields continued to trend downward during the spring of 2003 in anticipation of lower short-term interest rates. In a widely anticipated move, the Federal Reserve Board (the "Fed") reduced the federal funds rate in late June to 1%, its lowest level since 1958. As bond yields moved lower, prices rose, producing attractive levels of capital appreciation.

In July and August, however, bond yields surged higher -- and prices moved sharply lower -- when more solid evidence of a stronger economy raised concerns that the Fed's June rate-cut might have been the last of the current cycle. As investors apparently shifted their attention from credit-related risk to interest-rate risk, municipal bonds suffered the worst six-week decline in their
history.   Although  tax-exempt  bonds  rebounded  in  September  and  October, heightened volatility continued to dominate the market and, by the reporting period's end, municipal bonds had not recovered fully.


In this challenging environment, we adopted a more defensive investment posture. Although our ability to change the fund' s composition was limited by a relatively limited supply of bonds from Michigan issuers, we gradually reduced the fund' s average duration -- a measure of sensitivity to changing interest rates -- to a range that we consider to be more in line with its Lipper category average.

What is the fund's current strategy?

Toward the end of the reporting period, the U.S. Commerce Department estimated that the U.S. economy grew at an annualized rate of 7.2% during the third quarter of 2003. Although the benefits of such robust growth have not yet been seen by Michigan and its municipalities, we believe that a stronger economy may give rise to greater inflation fears among investors. Accordingly, we have maintained a defensive posture, keeping the focus on quality, including insured bonds and securities backed by revenues from essential-services facilities, in an effort to further shorten the fund's average duration.(4) In our judgment, this approach is warranted under the circumstances.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MICHIGAN RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--93.1%                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Allegan Hospital Finance Authority, HR
  (Allegan General Hospital):

      6.875%, 11/15/2017                                                                      4,460,000                4,535,686

      7%, 11/15/2021                                                                            800,000                  815,000

Anchor Bay School District, Building and Site
   6%, 5/1/2023

   (Insured; FGIC) (Prerefunded 5/1/2009)                                                     1,500,000  (a)           1,756,020

Brighton Area School District:

   Zero Coupon, 5/1/2014 (Insured: AMBAC)                                                     8,000,000                5,107,280

   Zero Coupon, 5/1/2020 (Insured: AMBAC)                                                     5,000,000                2,238,600

Clarkston Community School

   5.75%, 5/1/2016 (Insured; FGIC)
   (Prerefunded 5/1/2005)                                                                     1,340,000  (a)           1,443,850

Detroit, Water Supply Systems Revenue

   5.75%, 7/1/2028 (Insured; FGIC)
   (Prerefunded 7/1/2011)                                                                     4,000,000  (a)           4,695,920

Detroit City School District, Building and Site Improvement:

   5.50%, 5/1/2017 (Insured; FGIC)                                                            2,000,000                2,219,320

   6%, 5/1/2020 (Insured, FGIC)                                                               1,000,000                1,181,760

Dickinson County Healthcare System, HR:

   5.50%, 11/1/2013 (Insured; ACA)                                                            5,715,000                6,079,617

   5.70%, 11/1/2018 (Insured; ACA)                                                            3,000,000                3,145,110

Fowlerville Community Schools School District

  5.60%, 5/1/2016

   (Insured; MBIA) (Prerefunded 5/1/2007)                                                     2,995,000  (a)           3,363,325

Grand Rapids Housing Finance Authority,
   Multi-Family Revenue

   7.625%, 9/1/2023 (Collateralized; FNMA)                                                    1,000,000                1,018,360

Grand Valley State University, Revenue

   5.25%, 12/1/2020 (Insured; FGIC)                                                           3,000,000                3,195,900

Huron Valley School District

   Zero Coupon, 5/1/2018 (Insured; FGIC)                                                      6,370,000                3,211,244

Kalamazoo Hospital Finance Authority,

  Hospital Facilities Revenue (Borgess Medical Center)

   6.25%, 6/1/2014 (Insured; FGIC)                                                            2,000,000                2,414,900

Kent County, Airport Facilities Revenue

  (Kent County International Airport):

      5.90%, 1/1/2012 (Prerefunded 1/1/2005)                                                  1,145,000  (a)           1,227,131

      5.90%, 1/1/2013 (Prerefunded 1/1/2005)                                                  1,095,000  (a)           1,173,544

      6.10%, 1/1/2025 (Prerefunded 1/1/2005)                                                  3,000,000  (a)           3,222,120

Kentwood Public Schools:

   5%, 5/1/2021 (Insured; MBIA)                                                               1,000,000                1,032,450

   5%, 5/1/2023 (Insured; MBIA)                                                               2,430,000                2,478,819


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Lake Orion Community School District

   5.80%, 5/1/2015 (Insured; AMBAC)
   (Prerefunded 5/1/2005)                                                                     2,085,000  (a)           2,230,366

Michigan Building Authority, Lease Revenue:

   5.25%, 10/15/2012 (Insured; FSA)                                                           2,500,000                2,801,775

   9.66% 10/15/2017                                                                           5,000,000  (b,c)         6,027,400

Michigan Hospital Finance Authority, HR:

   (Detroit Medical Center) 8.125%, 8/15/2012                                                    75,000                   66,804

   (Genesys Health Systems)

      8.125%, 10/1/2021 (Prerefunded 10/1/2005)                                               5,000,000  (a)           5,742,400

   (Trinity Healtheast)
      6%, 12/1/2027 (Insured; AMBAC)                                                          3,500,000                3,820,320

Michigan Housing Representatives, COP

   Zero Coupon, 8/15/2022 (Insured; AMBAC)                                                    5,575,000                2,148,438

Michigan Municipal Bond Authority, Revenue:

   (Clean Water State Revolving Fund)
      8.094%, 10/1/2021                                                                       5,100,000  (b,c)         5,869,437

   (State Revolving Fund)

      6.50%, 10/1/2017 (Prerefunded 10/1/2004)                                                3,500,000  (a)           3,744,545

Michigan Strategic Fund, Limited Obligation Revenue:

   (Detroit Education Exempt Facilities)
      5.25%, 12/15/2032                                                                       1,250,000                1,289,687

   (Ledyard Association Ltd. Partnership Project)

      6.25%, 10/1/2011

      (Insured; ITT Lyndon Property Insurance Co.)                                            3,075,000                3,448,428

   SWDR (Genesee Power Station Project)
      7.50%, 1/1/2021                                                                         3,000,000                2,887,800

Monroe County, PCR (Detroit Edison Project)

   6.55%, 6/1/2024 (Insured; MBIA)                                                            1,700,000                1,741,565

Monroe County Economic Development Corp, Ltd. Obligation

  Revenue (Detroit Edison Co. Project)

   6.95%, 9/1/2022 (Insured; FGIC)                                                            2,000,000                2,569,600

Northville, Special Assessment (Wayne County)

   7.875%, 1/1/2006                                                                             680,000                  683,631

Pontiac Tax Increment Finance Authority, Revenue

   6.375%, 6/01/2031                                                                          3,170,000                3,077,785

Redford Unified School District

   5.50%, 5/1/2015 (Insured; AMBAC)                                                           1,260,000                1,434,737

Romulus Economic Development Corp, Ltd. Obligation EDR

  (Romulus Hir Ltd. Partnership Project)

   7%, 11/1/2015
   (Insured; ITT Lyndon Property Insurance Co.)                                               3,700,000                4,646,756

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Stockbridge Community Schools

   5.50%, 5/1/2021                                                                              600,000                  650,070

Sturgis Public School District, School Building and

   Site 5.625%, 5/1/2025                                                                      5,085,000                5,471,918

Wyandotte, Electric Revenue:

   5.375%, 10/1/2016 (Insured; MBIA)                                                          1,870,000                2,059,562

   5.375%, 10/1/2017 (Insured; MBIA)                                                          2,000,000                2,192,240

TOTAL LONG-TEM MUNICIPAL INVESTMENTS

   (cost $110,185,047)                                                                                               120,161,220
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--4.9%
------------------------------------------------------------------------------------------------------------------------------------

Detroit, Sewer Disposal Revenue, VRDN

   1.15%, (Insured; FSA, SBPA; Dexia Credit Local)                                            5,000,000  (d)           5,000,000

University of Michigan, Revenue, VRDN

   (Medical Service Plan) 1.20%                                                               1,290,000  (d)           1,290,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $6,290,000)                                                                                                   6,290,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $116,475,047)                                                              98.0%             126,451,220

CASH AND RECEIVABLES (NET)                                                                          2.0%               2,650,713

NET ASSETS                                                                                        100.0%             129,101,933


Summary of Abbreviations

ACA                       American Capital Access

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

FGIC                      Financial Guaranty Insurance
                          Company

FNMA                      Federal National Mortgage
                          Association

FSA                       Financial Security Assurance

HR                        Hospital Revenue

MBIA                      Municipal Bond Investors
                          Assurance Insurance
                          Corporation

PCR                       Pollution Control Revenue

SBPA                      Standby Bond Purchase
                          Agreement

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              67.0

AA                               Aa                              AA                                                5.3

A                                A                               A                                                 7.3

BBB                              Baa                             BBB                                               2.4

BB                               Ba                              BB                                                 .1

F1                               Mig1/P1                         SP1/A1                                            5.0

Not Rated(e)                     Not Rated(e)                    Not Rated(e)                                     12.9

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31,2003,
THESE SECURITIES AMOUNTED TO $11,896,837 OR 9.2% OF NET ASSETS.

(D)  SECURITIES PAYABLE ON DEMAND. VARIABLE RATE INTEREST--SUBJECT TO PERIODIC
CHANGE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           116,475,047   126,451,220

Cash                                                                    916,099

Interest receivable                                                   1,949,885

Receivable for shares of Beneficial Interest subscribed                 174,854

Prepaid expenses                                                         12,619

                                                                    129,504,677
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            96,290

Payable for shares of Beneficial Interest redeemed                      278,566

Accrued expenses                                                         27,888

                                                                        402,744
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      129,101,933
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     121,247,181

Accumulated undistributed investment income--net                         35,001

Accumulated net realized gain (loss) on investments                  (2,156,422)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       9,976,173
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      129,101,933

NET ASSET VALUE PER SHARE

                                                                              Class A            Class B            Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            111,341,538         11,063,649          6,696,746

Shares Outstanding                                                          7,286,592            724,174            438,156
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   15.28             15.28               15.28

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,565,045

EXPENSES:

Management fee--Note 3(a)                                              367,562

Shareholder servicing costs--Note 3(c)                                 213,385

Distribution fees--Note 3(b)                                            55,637

Registration fees                                                       11,835

Custodian fees                                                          11,004

Professional fees                                                        9,401

Prospectus and shareholders' reports                                     5,957

Trustees' fees and expenses--Note 3(d)                                   3,099

Loan commitment fees--Note 2                                               577

Miscellaneous                                                            6,572

TOTAL EXPENSES                                                         685,029

INVESTMENT INCOME--NET                                               2,880,016
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                 96,167

Net unrealized appreciation (depreciation) on investments           (2,107,712)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,011,545)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   868,471

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,880,016             6,216,729

Net realized gain (loss) on investments            96,167            (1,526,800)

Net unrealized appreciation
   (depreciation) on investments               (2,107,712)            5,429,720

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      868,471            10,119,649
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,519,791)           (5,493,530)

Class B shares                                   (218,110)             (461,121)

Class C shares                                   (133,883)             (267,023)

TOTAL DIVIDENDS                                (2,871,784)           (6,221,674)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  1,929,055             4,090,206

Class B shares                                    803,139             3,099,360

Class C shares                                    197,016             3,394,496

Dividends reinvested:

Class A shares                                  1,445,533             3,118,933

Class B shares                                     81,892               175,428

Class C shares                                     87,280               167,463

Cost of shares redeemed:

Class A shares                                 (7,152,745)          (11,499,968)

Class B shares                                 (1,098,100)           (2,340,947)

Class C shares                                   (988,886)           (1,212,427)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       (4,695,816)           (1,007,456)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (6,699,129)            2,890,519
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           135,801,062           132,910,543

END OF PERIOD                                 129,101,933           135,801,062

Undistributed investment income--net               35,001                    --


                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       125,563               266,815

Shares issued for dividends reinvested             94,253               202,942

Shares redeemed                                  (466,247)             (750,520)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (246,431)             (280,763)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        52,015               201,969

Shares issued for dividends reinvested              5,338                11,414

Shares redeemed                                   (71,381)             (152,311)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (14,028)               61,072
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        12,743               221,594

Shares issued for dividends reinvested              5,690                10,889

Shares redeemed                                   (64,219)              (78,863)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (45,786)              153,620

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 24,302 CLASS B SHARES REPRESENTING $376,022 WERE AUTOMATICALLY CONVERTED TO 24,295 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 65,008 CLASS B SHARES REPRESENTING $1,004,522 WERE AUTOMATICALLY CONVERTED TO 64,996 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                         -------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.51            15.07         14.82         14.32          15.57        15.61

Investment Operations:

Investment income--net                                 .34(b)           .72(b)        .73(b)        .75            .76          .78

Net realized and unrealized
   gain (loss) on investments                         (.23)             .44           .25           .50          (1.16)         .12

Total from Investment Operations                       .11             1.16           .98          1.25           (.40)         .90

Distributions:

Dividends from investment
   income--net                                        (.34)            (.72)         (.73)         (.75)          (.76)        (.78)

Dividends from net realized
   gain on investments                                  --               --            --            --           (.09)        (.16)

Total Distributions                                   (.34)            (.72)         (.73)         (.75)          (.85)        (.94)

Net asset value, end of period                       15.28            15.51         15.07         14.82          14.32        15.57
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .72(d)          7.85          6.72          8.90          (2.56)        5.89
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .94(e)           .95           .94           .93            .94          .92

Ratio of net investment income
   to average net assets                              4.39(e)          4.70          4.86          5.11           5.18         4.96

Portfolio Turnover Rate                              17.16(d)         27.03         38.11         29.62          29.55        36.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     111,342          116,844       117,732       119,860        123,635      145,764

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.85% TO 4.86%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                   Year Ended April 30,
                                          ------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)            2003          2002(a)        2001           2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.51            15.06         14.82          14.32          15.56      15.61

Investment Operations:

Investment income--net                                 .30(b)           .64(b)        .65(b)         .68            .69        .70

Net realized and unrealized
   gain (loss) on investments                         (.23)             .45           .24            .50          (1.15)       .11

Total from Investment Operations                       .07             1.09           .89           1.18           (.46)       .81

Distributions:

Dividends from investment
   income--net                                        (.30)            (.64)         (.65)          (.68)          (.69)      (.70)

Dividends from net realized
   gain on investments                                  --               --            --             --           (.09)      (.16)

Total Distributions                                   (.30)            (.64)         (.65)          (.68)          (.78)      (.86)

Net asset value, end of period                       15.28            15.51         15.06          14.82          14.32       15.56
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .46(d)          7.38          6.11           8.35          (2.98)       5.29
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.45(e)          1.45          1.44           1.44           1.44        1.42

Ratio of net investment income
   to average net assets                              3.88(e)          4.18          4.34           4.60           4.66        4.44

Portfolio Turnover Rate                              17.16(d)         27.03         38.11          29.62          29.55       36.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      11,064           11,449        10,201         11,422         13,101      22,338

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.33% TO 4.34%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                         -------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2003          2002(a)        2001           2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.51            15.07         14.82          14.33          15.57       15.61

Investment Operations:

Investment income--net                                 .29(b)           .60(b)        .62(b)         .64            .65         .66

Net realized and unrealized
   gain (loss) on investments                         (.24)             .45           .25            .49          (1.15)        .12

Total from Investment Operations                       .05             1.05           .87           1.13           (.50)        .78

Distributions:

Dividends from investment
   income--net                                        (.28)            (.61)         (.62)          (.64)          (.65)       (.66)

Dividends from net realized
   gain on investments                                  --               --            --             --           (.09)       (.16)

Total Distributions                                   (.28)            (.61)         (.62)          (.64)          (.74)       (.82)

Net asset value, end of period                       15.28            15.51         15.07          14.82          14.33       15.57
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .35(d)          7.07          5.93           8.01          (3.22)       5.08
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.67(e)          1.68          1.68           1.69           1.69        1.67

Ratio of net investment income
   to average net assets                              3.67(e)          3.93          4.05           4.33           4.43        4.16

Portfolio Turnover Rate                              17.16(d)         27.03         38.11          29.62          29.55       36.17
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       6,697            7,508         4,978          1,480          1,104       1,877

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.04% TO 4.05%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Michigan Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange  on  which  such  securities  are primarily traded or at the last sales
price   on   the   national   securities   market   on   each   business   day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $4,786 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends
daily    from    investment    income-net.    Such    dividends    are    paid
monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $398,353 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $6,221,674. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $2,863 from commissions earned on sales of the fund's Class A shares and $8,065 and $5,111 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $28,206 and $27,431, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $143,827, $14,103 and $9,143, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $34,673 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $21,352,009 and $21,785,487, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $9,976,173, consisting of $10,274,235 gross unrealized appreciation and $298,062 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Michigan Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  053SA1003



      Dreyfus Premier State
      Municipal Bond Fund,
      Minnesota Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                               Minnesota Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Minnesota Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager,
W. Michael Petty.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Minnesota Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved a total return of 0.27% for Class A shares, 0.02% for Class B shares and -0.11% for Class C shares.(1) The Lehman Brothers Municipal Bond Index (the "Index"), the fund' s benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this category was 0.90%.(3) The fund's benchmark is a broad-based measure of over-all municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's Lipper category average return for comparative purposes.

Expectations of stronger economic growth led to heightened market volatility in July and August, which offset better performance earlier in the reporting period. The fund produced lower returns than its Lipper category average, due primarily to its relatively long average duration -- a measure of sensitivity to changing interest rates -- during a period of extreme market volatility. The fund also produced lower returns than the Index, which contains bonds from many states, not just Minnesota, and does not reflect fees and other expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Although signs of stronger economic growth had already emerged when the reporting period began, municipal bond yields continued to trend downward during the spring of 2003 in anticipation of lower short-term interest rates. In a widely expected move, the Federal Reserve Board (the "Fed") reduced the federal funds rate in late June to 1%, its lowest level since 1958. As bond yields moved lower, prices rose, producing attractive levels of capital appreciation.

In July and August, however, bond yields surged higher -- and prices moved sharply lower -- when more solid evidence of a recovering economy raised concerns that the Fed's June rate-cut might have been the last of the current cycle. As investors apparently shifted their attention from credit-related risk to interest-rate risk, municipal bonds suffered the worst six-week decline in their history. Although tax-exempt bonds rebounded in September and October, heightened volatility continued to dominate the market and, by the reporting period's end, municipal bonds had not recovered fully.


In this challenging environment, we adopted a more defensive investment posture. Although our ability to change the fund' s composition was limited by a relatively limited supply of bonds from Minnesota issuers, we gradually reduced the fund's average duration to a range that we consider to be more in line with
that    of    its    Lipper    category    average.

What is the fund's current strategy?

Toward the end of the reporting period, the U.S. Commerce Department estimated that the U.S. economy grew at an annualized rate of 7.2% during the third quarter of 2003. Although the benefits of such robust growth have not yet been seen by Minnesota and its municipalities, we believe that a stronger economy may give rise to greater inflation fears among investors. Accordingly, we have maintained a defensive posture, keeping the focus on quality, including insured bonds and securities backed by revenues from essential-services facilities, in an effort to further shorten the fund's average duration.(4) In our judgment, this approach is warranted under the circumstances.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MINNESOTA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--96.8%                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Anoka County, SWDR (United Power Association Project)

  6.95%, 12/1/2008 (Guaranteed; National Rural

   Utilities Cooperative Finance Corp.)                                                       3,015,000                3,042,436

Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA)                                                  1,425,000                1,535,252

Chaska, Electric Revenue 6%, 10/1/2020                                                        3,000,000                3,194,190

Columbia Heights, MFHR (Crest View)

   6.625%, 4/20/2043 (Collateralized; GNMA)                                                   1,500,000                1,608,540

Duluth Economic Development Authority,

  Health Care Facilities Revenue

   (Saint Lukes Hospital) 7.25%, 6/15/2032                                                    3,000,000                3,058,890

Inver Grove Heights Independent School District Number 199

   5.75%, 2/1/2017                                                                            2,225,000                2,390,273

Lake Superior Independent School District Number 381:

   5%, 4/1/2020 (Insured; FSA)                                                                2,510,000                2,610,274

   5%, 4/1/2021 (Insured; FSA)                                                                2,640,000                2,729,047

Lakeville Independent School District Number 194

   5.50%, 2/1/2024 (Insured; FGIC)                                                            8,700,000                9,321,093

Mahtomedi Independent School District Number 832

   Zero Coupon, 2/1/2017 (Insured; MBIA)                                                      1,275,000                  698,827

Minneapolis:

  Health Care Facilities Revenue (Shelter Care Foundation):

      6%, 4/1/2010                                                                              605,000                  592,386

      6.50%, 4/1/2029                                                                         1,000,000                  926,450

   Home Ownership Program 7.10%, 6/1/2021                                                        75,000                   75,067

   MFHR (Seward Towers Project)

      5%, 5/20/2036 (Collateralized; GNMA)                                                    4,000,000                4,023,280

   Revenue (Blake School Project) 5.45%, 9/1/2021                                             2,000,000                2,089,360

   Zero Coupon, 12/1/2014                                                                     1,825,000                1,146,319

Minneapolis and Saint Paul Housing and
   Redevelopment Authority, Health Care Systems Revenue:

      (Group Health Plan Inc., Project) 6.75%, 12/1/2013                                      2,750,000                2,811,435

      (HealthPartners Obligated Group Project):

         6%, 12/1/2018                                                                        1,000,000                1,042,570

         6%, 12/1/2020                                                                        2,290,000                2,360,601

Minneapolis and Saint Paul Metropolitan Airports Commission,

  Airport Revenue:

      5.25%, 1/1/2016 (Insured; MBIA)                                                         2,460,000                2,673,233

      5.75%, 1/1/2032 (Insured; FGIC)                                                         4,995,000                5,419,775

Minneapolis Community Development Agency, Ltd. Tax

   Supported Development Revenue 8%, 12/1/2009                                                  300,000                  300,813

Minneapolis Public Facilities Authority, Water Pollution

   Control Revenue 5.375%, 3/1/2019                                                           3,000,000                3,273,960


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
State of Minnesota

   (Duluth Airport) 6.25%, 8/1/2014                                                           2,500,000                2,686,225

Minnesota Agricultural and Economic Development Board,

  Revenue:

    (Evangelical Lutheran Project):

         6%, 2/1/2022                                                                         1,130,000                1,175,053

         6%, 2/1/2027                                                                         1,750,000                1,797,670

      (Fairview Health Care Systems)

         6.375%, 11/15/2029                                                                   4,000,000                4,283,560

Minnesota Higher Education Facilities Authority,

  College and University Revenue

  (University of Saint Thomas):

      5.35%, 4/1/2017                                                                         1,000,000                1,030,020

      5.40%, 4/1/2022                                                                         2,125,000                2,167,925

Minnesota Housing Finance Agency, SFMR:

   5.80%, 1/1/2019                                                                            1,955,000                2,034,451

   5.45%, 1/1/2022 (Insured; MBIA)                                                              980,000                1,011,223

   6.95%, 7/1/2026                                                                              890,000                  909,153

Minnesota Retirement Systems, Building Revenue

   6%, 6/1/2030                                                                               1,475,000                1,654,906

New Hope, Housing and Health Care Facilities Revenue

  (Masonic Home--North Ridge):

      5.90%, 3/1/2019                                                                         1,000,000                1,000,200

      5.875%, 3/1/2029                                                                        4,000,000                3,891,800

Northern Municipal Power Agency, Electric System Revenue

   9.245%, 1/1/2016 (Insured; FSA)                                                            5,000,000  (a,b)         6,005,050

Northfield, HR 6%, 11/1/2031                                                                  2,000,000                2,018,320

City of Red Wing, Health Care Facilities Revenue

   (River Region Obligation Group) 6.50%, 9/1/2022                                            3,445,000                3,764,145

Rosemount Independent School District Number 196

   Zero Coupon, 4/1/2014 (Insured; MBIA)                                                      2,960,000                1,911,982

Saint Cloud Housing and Redevelopment Authority,

  Revenue (State University Foundation Project)

   5.125%, 5/1/2018                                                                           1,500,000                1,582,635

Saint Paul Housing and Redevelopment Authority, Revenue:

  Hospital (HealthEast Project)

      5.70%, 11/1/2015 (Insured; ACA)                                                         2,000,000                2,110,260

   Parking (Block 19 Ramp)

      5.25%, 8/1/2023 (Insured; FSA)                                                          3,395,000                3,531,343

   Single Family Mortgage

      6.90%, 12/1/2021 (Insured; FNMA)                                                          500,000                  500,315

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Saint Paul Port Authority, Hotel Facility Revenue

   (Radisson Kellogg Project) 7.375%, 8/1/2029                                                2,850,000                2,896,826

Seaway Port Authority of Duluth, Industrial Development Dock

   and Wharf Revenues (Cargill Inc. Project) 6.80%, 5/1/2012                                  2,000,000                2,065,800

Southern Municipal Power Agency,

  Power Supply System Revenue:

      5%, 1/1/2011 (Insured; MBIA)                                                            3,515,000                3,882,810

      Zero Coupon, 1/1/2025 (Insured; MBIA)                                                   5,255,000                1,802,360

      Zero Coupon, 1/1/2026 (Insured; MBIA)                                                  11,430,000                3,710,864

      Zero Coupon, 1/1/2027 (Insured; MBIA)                                                   3,700,000                1,141,820

University of Minnesota, College and University Revenue

   5.50%, 7/1/2021                                                                            5,925,000                6,668,528

Washington County Housing and Redevelopment Authority:

  Hospital Facility Revenue (Healtheast Project)

      5.375%, 11/15/2018 (Insured; ACA)                                                       2,215,000                2,274,960

   Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)                                           2,000,000                2,061,580

Western Minnesota Municipal Power Agency, Electric Power

   and Light Revenue 5.50%, 1/1/2012 (Insured; AMBAC)                                           900,000                  988,758

Willmar (Rice Memorial Hospital Project)

   5%, 2/1/2032 (Insured; FSA)                                                                4,000,000                4,072,080

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $126,835,937)                                                                                               133,556,693
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--1.6%
-----------------------------------------------------------------------------------------------------------------------------------

Saint Paul Housing and Redevelopment Authority, Revenue,

  VRDN (Minnesota Public Radio Project)

   1.20% (LOC; Allied Irish Bank)                                                               900,000  (c)             900,000

Saint Paul Port Authority, District Cooling Revenue,

   VRDN 1.20% (LOC; Dexia Bank)                                                               1,300,000  (c)           1,300,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $2,200,000)                                                                                                   2,200,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $129,035,937)                                                              98.4%             135,756,693

CASH AND RECEIVABLES (NET)                                                                          1.6%               2,192,650

NET ASSETS                                                                                        100.0%             137,949,343


Summary of Abbreviations

ACA                       American Capital Access

AMBAC                     American Municipal Bond
                          Assurance Corporation

FGIC                      Financial Guaranty
                          Insurance Company

FNMA                      Federal National
                          Mortgage Association

FSA                       Financial Security Assurance

GNMA                      Government National
                          Mortgage Association

HR                        Hospital Revenue

LOC                       Letter of Credit

MBIA                      Municipal Bond
                          Investors Assurance
                          Insurance Corporation

MFHR                      Multi-Family Housing Revenue

SFMR                      Single-Family Mortgage Revenue

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
-----------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              47.2

AA                               Aa                              AA                                               10.0

A                                A                               A                                                18.8

BBB                              Baa                             BBB                                               8.8

BB                               Ba                              BB                                                2.3

F1                               Mig1/P1                         SP1/A1                                            1.6

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                     11.3

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31,2003, THIS SECURITY
AMOUNTED TO $6,005,050 OR 4.4% OF NET ASSETS.

(C)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE --SUBJECT TO PERIODIC
CHANGE.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           129,035,937   135,756,693

Cash                                                                    305,251

Interest receivable                                                   1,961,520

Receivable for shares of Beneficial Interest subscribed                 104,810

Prepaid expenses                                                         12,706

                                                                    138,140,980
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           103,557

Payable for shares of Beneficial Interest redeemed                       65,063

Accrued expenses                                                         23,017

                                                                        191,637
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      137,949,343
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     131,607,927

Accumulated undistributed investment income--net                          5,286

Accumulated net realized gain (loss) on investments                    (384,626)

Accumulated net unrealized appreciation (depreciation)
  on investments                                                      6,720,756
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      137,949,343

NET ASSET VALUE PER SHARE

                                                                              Class A                Class B                Class C
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            116,050,521             17,532,532              4,366,290

Shares Outstanding                                                          7,596,681              1,145,818                285,399
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   15.28                  15.30                  15.30

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,694,141

EXPENSES:

Management fee--Note 3(a)                                              391,276

Shareholder servicing costs--Note 3(c)                                 212,814

Distribution fees--Note 3(b)                                            60,917

Professional fees                                                       11,541

Registration fees                                                       11,202

Custodian fees                                                           9,967

Prospectus and shareholders' reports                                     7,005

Trustees' fees and expenses--Note 3(d)                                   2,053

Loan commitment fees--Note 2                                               609

Miscellaneous                                                            8,335

TOTAL EXPENSES                                                         715,719

INVESTMENT INCOME--NET                                               2,978,422
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                               (521,792)

Net unrealized appreciation (depreciation) on investments           (2,240,178)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,761,970)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   216,452

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,978,422             6,013,193

Net realized gain (loss) on investments          (521,792)              254,354

Net unrealized appreciation (depreciation)
   on investments                              (2,240,178)            6,057,069

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      216,452            12,324,616
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,567,346)           (5,251,269)

Class B shares                                   (333,183)             (625,857)

Class C shares                                    (77,289)             (136,108)

TOTAL DIVIDENDS                                (2,977,818)           (6,013,234)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  5,780,429            11,633,289

Class B shares                                  1,321,886             6,023,939

Class C shares                                    772,045             1,404,523

Dividends reinvested:

Class A shares                                  1,501,185             3,117,115

Class B shares                                    134,123               268,592

Class C shares                                     20,069                39,570

Cost of shares redeemed:

Class A shares                                (11,314,120)          (15,650,671)

Class B shares                                 (1,670,981)           (2,632,909)

Class C shares                                   (518,256)             (637,104)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (3,973,620)            3,566,344

TOTAL INCREASE (DECREASE) IN NET ASSETS        (6,734,986)            9,877,726
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           144,684,329           134,806,603

END OF PERIOD                                 137,949,343           144,684,329

Undistributed investment income--net                5,286                    --


                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A (A)

Shares sold                                       375,759               761,222

Shares issued for dividends reinvested             97,749               204,035

Shares redeemed                                  (738,781)           (1,027,247)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (265,273)              (61,990)
--------------------------------------------------------------------------------

CLASS B (A)
Shares sold                                        85,640               394,175

Shares issued for dividends reinvested              8,722                17,542

Shares redeemed                                  (108,507)             (172,103)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (14,145)              239,614
-------------------------------------------------------------------------------
CLASS C

Shares sold                                        49,629                92,207

Shares issued for dividends reinvested              1,305                 2,583

Shares redeemed                                   (34,214)              (41,639)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      16,720                53,151

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 53,805 CLASS B SHARES REPRESENTING $833,151 WERE AUTOMATICALLY CONVERTED TO 53,897 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 94,051 CLASS B SHARES REPRESENTING $1,438,901 WERE AUTOMATICALLY CONVERTED TO 94,210 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                    -----------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.57            14.88         14.60         14.11          15.30        15.30

Investment Operations:

Investment income--net                                 .33(b)           .67(b)        .70(b)        .74            .75          .78

Net realized and unrealized
   gain (loss) on investments                         (.29)             .69           .28           .49          (1.13)         .04

Total from Investment Operations                       .04             1.36           .98          1.23           (.38)         .82

Distributions:

Dividends from
   investment income--net                             (.33)            (.67)         (.70)         (.74)          (.75)        (.78)

Dividends from net realized gain
   on investments                                       --               --            --            --           (.06)        (.04)

Total Distributions                                   (.33)            (.67)         (.70)         (.74)          (.81)        (.82)

Net asset value, end of period                       15.28            15.57         14.88         14.60          14.11        15.30
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .27(d)          9.31          6.82          8.90          (2.48)        5.41
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .92(e)           .94           .93           .92            .93          .91

Ratio of net investment income
   to average net assets                              4.28(e)          4.39          4.71          5.13           5.20         5.05

Portfolio Turnover Rate                              17.82(d)         22.45         33.33         14.00          13.45        41.27
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)              116,051          122,406       117,881       117,281        116,261      134,314

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                          -----------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.59            14.90         14.62         14.14          15.33        15.33

Investment Operations:

Investment income--net                                 .29(b)           .59(b)        .62(b)        .67            .67          .70

Net realized and unrealized
   gain (loss) on investments                         (.29)             .69           .28           .48          (1.13)         .04

Total from Investment Operations                       .00             1.28           .90          1.15           (.46)         .74

Distributions:

Dividends from investment
   income--net                                        (.29)            (.59)         (.62)         (.67)          (.67)        (.70)

Dividends from net realized gain
   on investments                                       --               --            --            --           (.06)        (.04)

Total Distributions                                   (.29)            (.59)         (.62)         (.67)          (.73)        (.74)

Net asset value, end of period                       15.30            15.59         14.90         14.62          14.14        15.33
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .02(d)          8.74          6.26          8.27          (2.97)        4.86
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.43(e)          1.44          1.44          1.43           1.46         1.43

Ratio of net investment income
   to average net assets                              3.76(e)          3.85          4.18          4.62           4.64         4.52

Portfolio Turnover Rate                              17.82(d)         22.45         33.33         14.00          13.45        41.27
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)               17,533           18,089        13,714        14,417         14,671       29,562

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                      ---------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               15.59            14.90         14.62         14.13          15.33        15.33

Investment Operations:

Investment income--net                                 .27(b)           .55(b)        .56(b)        .63            .63          .65

Net realized and unrealized
   gain (loss) on investments                         (.29)             .69           .31           .49          (1.14)         .04

Total from Investment Operations                      (.02)            1.24           .87          1.12           (.51)         .69

Distributions:

Dividends from investment
   income--net                                        (.27)            (.55)         (.59)         (.63)          (.63)        (.65)

Dividends from net realized gain
   on investments                                       --               --            --            --           (.06)        (.04)

Total Distributions                                   (.27)            (.55)         (.59)         (.63)          (.69)        (.69)

Net asset value, end of period                       15.30            15.59         14.90         14.62          14.13        15.33
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(C)                                   (.11)(d)         8.48          5.99          8.03          (3.30)        4.53
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.68(e)          1.69          1.69          1.72           1.73         1.74

Ratio of net investment income
   to average net assets                              3.50(e)          3.61          3.85          4.32           4.38         4.16

Portfolio Turnover Rate                              17.82(d)         22.45         33.33         14.00          13.45        41.27
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                4,366            4,189         3,211         1,139          1,073        1,422

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Minnesota Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $5,878 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $6,013,234. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)



NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $4,145 from commissions earned on sales of the fund's Class A shares and $15,522 and $1,471 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $44,342 and $16,575, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $150,157, $22,171 and $5,525, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $25,915 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's
relative    net    assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $24,101,644 and $24,584,482, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $6,720,756, consisting of $7,006,632 gross unrealized appreciation and $285,876 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund, Minnesota Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  055SA1003

      Dreyfus Premier State
      Municipal Bond Fund,
      North Carolina Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                          North Carolina Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This  semiannual  report  for  Dreyfus  Premier State Municipal Bond Fund, North
Carolina Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, North Carolina Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 0.72% for Class A shares, 0.39% for Class B shares and 0.26% for Class C shares.(1) The Lehman Brothers Municipal Bond Index (the "Index"), the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in the category was 0.80%.(3)

The fund produced slightly lower returns than the Lipper category average, which we attribute to a longer duration, and the relatively high credit quality of the fund' s holdings in an environment in which lower-rated bonds rebounded from relatively low price levels. In addition, the fund's returns were lower than its benchmark, primarily because the Index contains bonds from many states, not just North Carolina, and does not reflect fees and other expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to " discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The fund benefited during the first half of the reporting period from declining interest rates. Despite early evidence of a stronger economy, investors expected the Federal Reserve Board (the "Fed" ) to reduce short-term interest rates further in its ongoing efforts to stimulate renewed economic growth. Indeed, the Fed cut interest rates in late June to 1%, a 45-year low. Tax-exempt bond yields declined along with interest rates, and prices rose, contributing positively to total returns.

During the reporting period' s second half, new signs of economic recovery suggested to investors that the Fed's most recent rate-cut late in June might have been its last of the current cycle. Selling pressures surged in July, and as a result, the municipal bond market suffered its most severe one-month decline in its history. However, when it became clearer in September and October that the economy' s improvement would probably be more moderate than many investors anticipated, municipal bonds recovered much of their lost value.

Because we had set the fund's average duration in a range we considered longer than average, investors' shifting interest-rate expectations had a relatively strong influence on its returns, hurting performance in July and August when bond yields rose sharply. We have endeavored to reduce the fund's average duration, but the relatively limited supply of North Carolina securities meeting our criteria has constrained our ability to do so.


What is the fund's current strategy?

In addition to reducing the fund's average duration -- a measure of sensitivity to changing interest rates -- we have diversified its holdings more broadly across the maturity spectrum, including an increase in the fund's shorter-term holdings. Municipal bond yield differences currently are steep toward the short end of the range, and we believe the fund's shorter-term holdings should gain value as they move closer to their final maturities.

We also have maintained our focus on higher-quality securities, focusing new purchases on securities with good liquidity characteristics whose prices, in our judgment, should be supported by strong demand from individual investors.
Although they have retained their "AAA" rating from Standard & Poor's, we generally prefer securities backed by revenues from essential-services facilities, such as water and sewer plants, and have limited our focus on North Carolina's unsecured general obligation bonds.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NORTH CAROLINA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.0%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA--90.8%

Appalachian State University, Revenue:

   5.125%, 5/1/2019 (Insured; FGIC)                                                           1,000,000                1,060,340

   Housing and Student Center System

      5.60%, 7/15/2020 (Insured; FSA)                                                         1,000,000                1,103,320

Cabarrus County, COP,
   Installment Financing Contract

   5.50%, 4/1/2014                                                                            2,000,000                2,217,500

Charlotte:

   5%, 7/1/2021                                                                               1,525,000                1,584,124

   5.60%, 6/1/2022                                                                            2,770,000                3,050,241

   5%, 7/1/2022                                                                               2,110,000                2,179,546

   Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)                                            1,500,000                1,606,515

   Storm Water Fee Revenue:

      5.25%, 6/1/2020 (Prerefunded 6/1/2012)                                                  1,000,000  (a)           1,067,860

      6%, 6/1/2025                                                                            2,000,000                2,375,580

   Water and Sewer System Revenue:

      5.50%, 6/1/2017                                                                         1,650,000                1,827,820

      5.25%, 6/1/2025 (Prerefunded 6/1/2010)                                                  1,710,000  (a)           1,957,164

Charlotte-Mecklenburg Hospital Authority,
   Health Care System Revenue
   5%, 1/15/2033                                                                              2,000,000                2,012,320

Greensboro, Enterprise System Revenue

   5.25%, 6/1/2021                                                                            1,000,000                1,060,620

New Hanover County, COP, Public Improvement

  (New Hanover County Projects)

   5.75%, 11/1/2017                                                                           1,700,000                1,942,216

New Hanover County Industrial Facilities and Pollution Control Financing Authority
   (Occidental Petroleum)

   6.50%, 8/1/2014                                                                            1,000,000                1,017,440

North Carolina Eastern Municipal Power Agency, Power

  System Revenue:

      6.20%, 1/1/2012 (Insured; FGIC)                                                         2,000,000                2,376,680

      5%, 1/1/2021 (Prerefunded 1/1/2021)                                                     1,615,000  (a)           1,715,744

      6%, 1/1/2022 (Insured; ACA)                                                             1,000,000                1,108,850

      6.75%, 1/1/2026 (Insured; ACA)                                                          3,000,000                3,270,030

North Carolina Educational Assistance Authority,
   Guaranteed Student Loan Revenue
   6.35%, 7/1/2016                                                                            4,375,000                4,592,569

North Carolina Housing Finance Agency,

   Single Family Revenue 6.50%, 9/1/2026                                                      2,545,000                2,630,054


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA (CONTINUED)

North Carolina Medical Care Commission,

  Revenue:

    (Depaul Community Facilities Project)

         7.625%, 11/1/2029                                                                    2,115,000                2,137,017

      Health Care Facilities
      (Novant Health Obligated Group)

         5%, 11/1/2017                                                                        2,500,000                2,606,925

      (North Carolina Housing Foundation Inc.)

         6.625%, 8/15/2030 (Insured; ACA)                                                     3,250,000                3,544,905

      (Northeast Medical Center Project):

         5.50%, 11/1/2025 (Insured; AMBAC)                                                    1,000,000                1,048,490

         5.50%, 11/1/2030 (Insured; AMBAC)                                                    2,000,000                2,101,180

      Retirement Facilities (Givens Estates Project)

         6.50%, 7/1/2032                                                                      1,000,000                1,013,620

      (Southeast Regional Medical Center):

         6.25%, 6/1/2029                                                                      2,000,000                2,137,100

      (Wilson Memorial Hospital Project)

         Zero Coupon, 11/1/2016
         (Insured; AMBAC)                                                                     3,055,000                1,684,955

North Carolina:

   COP (Western Carolina University Housing
      Project) 5%, 6/1/2023 (Insured; AMBAC)                                                    500,000                  510,480

   Public Improvement Revenue

      5.10%, 9/1/2017
      (Prerefunded 9/1/2010)                                                                  3,500,000  (a)           4,015,550

North Carolina Municipal Power Agency Number 1,

  Catawba Electric Revenue:

      5.50%, 1/1/2013                                                                         2,500,000                2,724,150

      5.50%, 1/1/2015 (Insured; MBIA)                                                         4,000,000                4,507,040

Pitt County, COP (School Facilities Project)

   5.30%, 4/1/2021 (Insured; FSA)                                                               550,000                  580,948

Shelby, Combined Enterprise System Revenue
   5.625%, 5/1/2014                                                                           1,000,000                1,038,480

Thomasville, Combined Enterprise
   System Revenue 5.125%, 5/1/2027
   (Insured; MBIA)                                                                            1,000,000                1,022,880

University of North Carolina, Revenue:

  (Chapel Hill):

      5%, 12/1/2020                                                                           2,000,000                2,070,060

   (Wilmington)

      5%, 1/1/2017 (Insured; AMBAC)                                                           1,250,000                1,335,662

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED-6.2%

Puerto Rico Public Finance Corp.

   5.375%, 8/1/2024 (Insured; MBIA)                                                           4,000,000                4,277,880

Virgin Islands Public Finance Authority, Revenues

   Sub Lien Fund Loan Notes 5.875%, 10/1/2018                                                   850,000                  866,133

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $76,840,029)                                                                                                 80,979,988
------------------------------------------------------------------------------------------------------------------------------------

SHORT TERM MUNICIPAL INVESTMENTS--1.3%
--------------------------------------------------------------------------------

University of North Carolina, Hospital Revenue, VRDN

  1.13% (SBPA; Landesbank Hessen Thurgen)

   (cost $1,000,000)                                                                          1,000,000                1,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $77,840,029)                                                              98.3%               81,979,988

CASH AND RECEIVABLES (NET)                                                                         1.7%                1,403,780

NET ASSETS                                                                                       100.0%               83,383,768


Summary of Abbreviations

ACA                 American Capital Access

AMBAC               American Municipal Bond
                    Assurance Corporation

COP                 Certificate of Participation

FGIC                Financial Guaranty Insurance
                    Company

FSA                 Financial Security Assurance

MBIA                Municipal Bond Investors
                    Assurance Insurance Corporation

SBPA                Standby Bond Purchase
                    Agreement

VRDN                Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              48.3

AA                               Aa                              AA                                               21.9

A                                A                               A                                                19.1

BBB                              Baa                             BBB                                               4.6

F1                               MIG1/P1                         SPI/A1                                            1.2

Not Rated(c)                     Not Rated(c)                    Not Rated(c)                                      4.9

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  SECURITIES PAYABLE ON DEMAND. VARIABLE RATE INTEREST--SUBJECT TO PERIODIC
CHANGE.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  77,840,029  81,979,988

Cash                                                                     94,343

Interest receivable                                                   1,391,168

Receivable for shares of Beneficial Interest subscribed                   5,403

Prepaid expenses                                                         11,053

                                                                     83,481,955
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            64,471

Payable for shares of Beneficial Interest redeemed                       10,454

Accrued expenses                                                         23,262

                                                                         98,187
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       83,383,768
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      80,269,775

Accumulated undistributed investment income-net                           3,956

Accumulated net realized gain (loss) on investments                  (1,029,922)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       4,139,959
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       83,383,768

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             65,238,218             16,271,748              1,873,802

Shares Outstanding                                                          4,722,074              1,178,743                135,591
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   13.82                  13.80                  13.82

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,121,150

EXPENSES:

Management fee--Note 3(a)                                              235,782

Shareholder servicing costs--Note 3(c)                                 133,526

Distribution fees--Note 3(b)                                            51,234

Professional fees                                                       12,382

Registration fees                                                       10,368

Custodian fees                                                           6,287

Prospectus and shareholders' reports                                     5,222

Trustees' fees and expenses--Note 3(d)                                   1,873

Loan commitment fees--Note 2                                               368

Miscellaneous                                                            5,972

TOTAL EXPENSES                                                         463,014

INVESTMENT INCOME--NET                                               1,658,136
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                356,777

Net unrealized appreciation (depreciation) on investments           (1,534,471)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (1,177,694)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   480,442

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,658,136           3,413,930

Net realized gain (loss) on investments           356,777             493,417

Net unrealized appreciation
   (depreciation) on investments               (1,534,471)          2,996,009

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      480,442           6,903,356
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (1,321,278)         (2,650,303)

Class B shares                                   (302,677)           (706,539)

Class C shares                                    (33,104)            (55,217)

TOTAL DIVIDENDS                                (1,657,059)         (3,412,059)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  2,768,139           5,899,111

Class B shares                                    457,380           2,715,337

Class C shares                                    585,114             979,101

Dividends reinvested:

Class A shares                                    652,069           1,308,000

Class B shares                                    155,653             385,981

Class C shares                                      9,125              19,771

Cost of shares redeemed:

Class A shares                                 (3,194,984)         (5,762,850)

Class B shares                                 (2,595,966)         (4,979,266)

Class C shares                                   (568,319)           (592,431)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       (1,731,789)            (27,246)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (2,908,406)          3,464,051
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            86,292,174           82,828,123

END OF PERIOD                                  83,383,768           86,292,174

Undistributed investment income--net                3,956                 --


                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       199,770             430,195

Shares issued for dividends reinvested             46,984              95,039

Shares redeemed                                  (231,376)           (418,838)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      15,378             106,396
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        32,950             198,311

Shares issued for dividends reinvested             11,221              28,085

Shares redeemed                                  (188,012)           (363,664)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (143,841)           (137,268)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        41,463              71,246

Shares issued for dividends reinvested                657               1,438

Shares redeemed                                   (41,488)            (43,582)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING         632              29,102

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 91,440 CLASS B SHARES REPRESENTING $1,262,597 WERE AUTOMATICALLY CONVERTED TO 91,374 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 180,703 CLASS B SHARES REPRESENTING $2,479,135 WERE AUTOMATICALLY CONVERTED TO 180,571 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                                Year Ended April 30,
                                            ----------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2003          2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.00         13.44         13.21          12.79          13.95         13.91

Investment Operations:

Investment income--net                                 .28(b)        .57(b)        .61(b)         .66            .65           .66

Net realized and unrealized
   gain (loss) on investments                         (.18)          .56           .23            .42          (1.12)          .11

Total from Investment Operations                       .10          1.13           .84           1.08           (.47)          .77

Distributions:

Dividends from investment
   income--net                                        (.28)         (.57)         (.61)          (.66)          (.65)         (.66)

Dividends from net realized
   gain on investments                                  --             --          --             --            (.04)         (.07)

Total Distributions                                   (.28)         (.57)         (.61)          (.66)          (.69)         (.73)

Net asset value, end of period                       13.82         14.00         13.44          13.21          12.79         13.95
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   .72(d)        8.56          6.46           8.57          (3.38)         5.63
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 .96(e)         .96           .95            .95            .97           .94

Ratio of net investment income
   to average net assets                             3.99(e)        4.15          4.54           5.01           4.97          4.68

Portfolio Turnover Rate                             20.63(d)       49.19         36.45          32.30          39.92         41.15
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      65,238        65,899        61,807         57,033         55,883        47,794

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                          October 31, 2003                                   Year Ended April 30,
                            --------------------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.99         13.42         13.20          12.78          13.94         13.90

Investment Operations:

Investment income--net                                 .24(b)        .50(b)        .54(b)         .59            .58           .59

Net realized and unrealized
   gain (loss) on investments                         (.19)          .57           .22            .42          (1.12)          .11

Total from Investment Operations                       .05          1.07           .76           1.01           (.54)          .70

Distributions:

Dividends from investment
   income--net                                        (.24)         (.50)         (.54)          (.59)          (.58)         (.59)

Dividends from net realized
   gain on investments                                  --             --           --            --            (.04)         (.07)

Total Distributions                                   (.24)         (.50)         (.54)          (.59)          (.62)         (.66)

Net asset value, end of period                       13.80         13.99         13.42          13.20          12.78         13.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .39(d)       8.10          5.85           8.03          (3.88)         5.10
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.46(e)       1.46          1.45           1.45           1.48          1.44

Ratio of net investment income
   to average net assets                              3.48(e)       3.65          4.04           4.50           4.42          4.16

Portfolio Turnover Rate                              20.63(d)      49.19         36.45          32.30          39.92         41.15
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      16,272        18,503        19,598         18,994         19,854        39,535

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.03% TO 4.04%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 NOT
BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended
                                          October 31, 2003                                   Year Ended April 30,
                      --------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.01         13.44         13.22          12.80          13.96         13.90

Investment Operations:

Investment income--net                                 .23(b)        .47(b)        .51(b)         .56            .55           .56

Net realized and unrealized
   gain (loss) on investments                         (.19)          .57           .22            .42          (1.12)          .13

Total from Investment Operations                       .04          1.04           .73            .98           (.57)          .69

Distributions:

Dividends from investment
   income--net                                        (.23)         (.47)         (.51)          (.56)          (.55)         (.56)

Dividends from net realized
   gain on investments                                  --             --           --            --            (.04)         (.07)

Total Distributions                                   (.23)         (.47)         (.51)          (.56)          (.59)         (.63)

Net asset value, end of period                       13.82         14.01         13.44          13.22          12.80         13.96
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .26(d)       7.83          5.60           7.78          (4.10)         5.02
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.70(e)       1.70          1.68           1.68           1.72          1.63

Ratio of net investment income
   to average net assets                              3.21(e)       3.37          3.76           4.27           4.22          3.83

Portfolio Turnover Rate                              20.63(d)      49.19         36.45          32.30          39.92         41.15
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                       1,874         1,890         1,423            756            671           434

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the North Carolina Series (the "fund"). The fund' s investment objective is to maximize current income exempt from federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $1,232 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.


(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,383,820 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, $386,367 of the carryover expires in fiscal 2009 and $997,453 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $3,412,059. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $2,143 from commissions earned on sales of the fund's Class A shares, and $5,560 and $399 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $43,492 and $7,742, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $82,847, $21,746 and $2,581, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $20,814 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each-in person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $17,517,279 and $22,880,847, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $4,139,959, consisting of $4,203,442 gross unrealized appreciation and $63,483 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        North Carolina Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  065SA1003



      Dreyfus Premier State
      Municipal Bond Fund,
      Ohio Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            16   Financial Highlights

                            19   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                                    Ohio Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Ohio Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager,
W. Michael Petty.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Ohio Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved a total return of 0.42% for Class A shares, 0.16% for Class B shares and 0.04% for Class C shares.(1) The Lehman Brothers Municipal Bond Index (the "Index"), the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this category was 0.90% .(3) The fund's benchmark is a broad-based measure of over-all municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's Lipper category average return for comparative purposes.

Expectations of stronger economic growth led to heightened market volatility in July and August, which offset better performance earlier in the reporting period. The fund produced lower returns than its Lipper category average, due primarily to its relatively long average duration -- a measure of sensitivity to changing interest rates -- during a period of extreme market volatility. The fund also produced lower returns than the Index, which contains bonds from many states, not just Ohio, and does not reflect fees and other expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Although signs of stronger economic growth had already emerged when the reporting period began, municipal bond yields continued to trend downward during the spring of 2003 in anticipation of lower short-term interest rates. In a widely anticipated move, the Federal Reserve Board (the "Fed") reduced the federal funds rate in late June to 1%, its lowest level since 1958. As bond yields moved lower, prices rose, producing attractive levels of capital appreciation.

In July and August, however, bond yields surged higher -- and prices moved sharply lower -- when more solid evidence of a recovering economy raised concerns that the Fed's June rate-cut might have been the last of the current cycle. As investors apparently shifted their attention from credit-related risk to interest-rate risk, municipal bonds suffered the worst six-week decline in their history. Although tax-exempt bonds rebounded in September and October, heightened volatility continued to dominate the market and, by the reporting period's end, municipal bonds had not recovered fully.


In this challenging environment, we adopted a more defensive investment posture. We gradually reduced the fund's average duration to a range that we consider to
be    more   in   line   with   that   of   its   Lipper   category   average.

What is the fund's current strategy?

Toward the end of the reporting period, the U.S. Commerce Department estimated that the U.S. economy grew at an annualized rate of 7.2% during the third quarter of 2003. Although the benefits of such robust growth have not yet been seen by Ohio and its municipalities, we believe that a stronger economy may give rise to renewed inflation fears among investors. Accordingly, we have maintained a defensive posture, keeping the focus on quality, including insured bonds and securities backed by revenues from essential-services facilities, in an effort to further shorten the fund' s average duration.(4) In our judgment, this approach is warranted under the circumstances.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-OHIO RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.1%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO--94.6%

Akron:

   6%, 12/1/2012                                                                              1,380,000                1,627,351

   5.50%, 12/1/2020 (Insured; MBIA)                                                           1,460,000                1,596,335

   Improvement 5%, 12/1/2023 (Insured; MBIA)                                                  1,000,000                1,021,560

   Sewer Systems Revenue

      5.875%, 12/1/2016 (Insured; MBIA)                                                       1,200,000                1,338,144

Cincinnati City School District, School Improvement:

   5.25%, 12/1/2017 (Insured; FSA)                                                            5,000,000                5,455,700

   5.375%, 12/1/2018 (Insured; MBIA)                                                          6,560,000                7,162,864

   5.25%, 6/1/2019 (Insured; FSA)                                                             2,100,000                2,247,819

Cincinnati Technical College 5.25%, 10/1/2022                                                 2,825,000                2,984,782

Cincinnati, Water System Revenue:

   5%, 12/1/2022                                                                              5,545,000                5,669,374

   5%, 12/1/2023                                                                              3,130,000                3,186,184

Clermont County, Hospital Facilities Revenue

  (Mercy Health Systems)

   5.625%, 9/1/2016 (Insured; AMBAC)                                                          4,250,000                4,737,305

City of Cleveland:

  COP (Stadium Project)

      5.25%, 11/15/2022 (Insured; AMBAC)                                                      1,210,000                1,266,422

   Public Power System Revenue

      5.125%, 11/15/2018 (Insured; MBIA)                                                      9,650,000               10,222,631

   Waterworks Revenue:

      5.50%, 1/1/2021 (Insured; MBIA)                                                         8,000,000                8,913,440

      5%, 1/1/2023 (Insured; FSA)                                                             2,500,000                2,537,575

Cleveland-Cuyahoga County Port Authority, Revenue,

  Special Assessment/Tax Increment:

      7%, 12/1/2018                                                                           2,345,000                2,391,478

      7.35%, 12/1/2031                                                                        3,655,000                3,792,940

Cleveland Municipal School District, Various Purpose

  Improvement:

      5%, 12/1/2021 (Insured; FGIC)                                                           2,975,000                3,072,461

      5%, 12/1/2022 (Insured; FGIC)                                                           1,090,000                1,119,179

Cuyahoga Community College District, General

   Receipts 5%, 12/1/2022 (Insured; AMBAC)                                                    1,500,000                1,542,420

Cuyahoga County:

  HR:

    Improvement (MetroHealth Systems Project)

         6.125%, 2/15/2024                                                                    4,845,000                5,048,296

      Hospital Facilities Revenue (Canton Inc. Project)

         7.50%, 1/1/2030                                                                      6,250,000                6,896,188

   Mortgage Revenue (West Tech Apartments Project)

      5.95%, 9/20/2042 (Guaranteed; GNMA)                                                     5,295,000                5,504,470


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Eaton, IDR (Baxter International Inc. Project)

   6.50%, 12/1/2012                                                                           1,500,000                1,536,615

Fairfield City School District,

  School Improvement Unlimited Tax:

      7.20%, 12/1/2011 (Insured; FGIC) (Prerefunded 2/1/2005)                                 1,000,000  (a)           1,150,860

      7.20%, 12/1/2012 (Insured; FGIC) (Prerefunded 2/1/2005)                                 1,250,000  (a)           1,438,575

      6.10%, 12/1/2015 (Insured; FGIC) (Prerefunded 2/1/2005)                                 2,000,000  (a)           2,198,180

      5.375%, 12/1/2019 (Insured; FGIC)                                                       1,860,000                2,020,778

      5.375%, 12/1/2020 (Insured; FGIC)                                                       1,400,000                1,510,320

      6%, 12/1/2020 (Insured; FGIC) (Prerefunded 2/1/2005)                                    2,000,000  (a)           2,194,080

Findlay 5.875%, 7/1/2017                                                                      2,000,000                2,219,260

Forest Hills Local School District

   5.70%, 12/1/2016 (Insured; MBIA)                                                           1,000,000                1,124,270

Franklin County, HR:

  (Holy Cross Health Systems Corp.)

      5.80%, 6/1/2016                                                                         2,000,000                2,096,060

   Multifamily (Agler Green LP)

      5.80%, 5/20/2044 (Collateralized; GNMA)                                                 1,200,000                1,240,428

Franklin County Convention Facilities Authority,

  Tax and Lease Revenue Anticipation:

      5.25%, 12/1/2018 (Insured; AMBAC)                                                       2,500,000                2,691,550

      5.25%, 12/1/2019 (Insured; AMBAC)                                                       2,000,000                2,139,220

Gallia County Local School District 7.375%, 12/1/2004                                           570,000                  607,033

Greater Cleveland Gateway Economic Development Corp.,

   Stadium Revenue 7.50%, 9/1/2005
   (Prerefunded 12/1/2006)                                                                    2,415,000  (a)           2,426,278

Greater Cleveland Regional Transit Authority

   5.65%, 12/1/2016 (Insured; FGIC)                                                           5,445,000                6,158,513

Hamilton County:

  Sales Tax Revenue

      Zero Coupon, 12/1/2027 (Insured; AMBAC)                                                17,940,000                5,078,993

   Sewer System Revenue:

      5.25%, 12/1/2019 (Insured; MBIA)                                                        1,000,000                1,071,160

      5.25%, 12/1/2020 (Insured; MBIA)                                                        1,000,000                1,065,450

Hamilton County, Hospital Facilities Improvement Revenue

   (Deaconess Hospital) 7%, 1/1/2012                                                          2,570,000                2,620,732

Highland Local School District, School Improvement:

   5.75%, 12/1/2018 (Insured; FSA)                                                            1,675,000                1,897,072

   5.75%, 12/1/2020 (Insured; FSA)                                                            2,020,000                2,264,986

Hilliard School District, School Improvement:

   Zero Coupon, 12/1/2013 (Insured; FGIC)                                                     1,655,000                1,098,093

   Zero Coupon, 12/1/2014 (Insured; FGIC)                                                     1,655,000                1,039,985

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Knox County, IDR (Weyerhaeuser Co. Project) 9%, 10/1/2007                                     1,000,000                1,076,300

Lakota Local School District 6.125%, 12/1/2017

   (Insured; AMBAC) (Prerefunded 12/1/2005)                                                   1,075,000  (a)           1,182,070

Lebanon City School District 5.50%, 12/1/2021 (Insured; FSA)                                  4,050,000                4,395,708

Lowellville, Sanitary Sewer Systems Revenue

   (Browning-Ferris Industries Inc.) 7.25%, 6/1/2006                                            400,000                  399,992

County of Mahoning, HR (Forum Health Obligated Group)

   6%, 11/15/2032                                                                             4,000,000                4,135,440

Miami University, General Receipts Revenue

   5.50%, 12/1/2013 (Insured; AMBAC)                                                          2,000,000                2,285,600

Milford Exempt Village School District, School Improvement

   6%, 12/1/2020 (Insured; FSA)                                                               1,910,000                2,189,720

Marysville Exempt Village School District

   5.35%, 12/1/2025 (Insured; FSA)                                                            2,010,000                2,097,757

Massillon City School District, Improvement:

   5.25%, 12/1/2019 (Insured; MBIA)                                                           1,300,000                1,391,507

   5%, 12/1/2025 (Insured; MBIA)                                                              1,150,000                1,168,849

City of Monroe, Improvement

   5.25%, 12/1/2018, (Insured; FSA)                                                           1,035,000                1,122,219

New Albany Community Authority, Community

  Facilities Revenue

   5.20%, 10/1/2024 (Insured; AMBAC)                                                          2,000,000                2,067,220

North Royalton City School District

   6.10%, 12/1/2019 (Insured; MBIA)                                                           2,500,000                2,907,125

State of Ohio:

   7.45%, 3/15/2020 (Insured; FSA)                                                            7,760,000  (b,c)         8,425,653

   Infrastructure Improvement 5.25%, 2/1/2018                                                 2,700,000                3,053,781

   PCR (Standard Oil Co. Project) 6.75%, 12/1/2015

      (Guaranteed; British Petroleum Co. p.l.c.)                                              2,700,000                3,334,068

Ohio Air Quality Development Authority, Revenue

  (Buckeye Power Inc. Project)

   5%, 6/1/2014 (Insured; AMBAC)                                                              5,000,000                5,439,100

Ohio Building Authority, State Facilities (Juvenile

  Correctional Projects) 6.60%, 10/1/2014

   (Insured; AMBAC) (Prerefunded 10/1/2004)                                                   1,660,000  (a)           1,777,246

Ohio Housing Finance Agency,

  Residential Mortgage Revenue:

      6.05%, 9/1/2017 (Guaranteed; GNMA)                                                      1,995,000                2,105,703

      6.35%, 9/1/2031 (Guaranteed; GNMA)                                                      2,070,000                2,182,111

Ohio Higher Educational Facility Commission, Revenue

  (Xavier University Project)

   5%, 5/1/2023 (Insured; FGIC)                                                               2,250,000                2,298,645


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Ohio State University, General Receipts

   5.25%, 6/1/2023                                                                            2,625,000                2,746,616

Ohio Turnpike Commission, Turnpike Revenue,

   Highway Improvements 5.50%, 2/15/2026                                                      7,700,000                8,126,888

Ohio Water Development Authority,
   Fresh Water Revenue

   5.90%, 12/1/2015 (Insured; AMBAC)
   (Prerefunded 6/1/2005)                                                                     4,650,000  (a)           5,083,334

Pickerington Local School District, School Facilities

  Construction and Improvement 5.25%, 12/1/2020

   (Insured; FGIC)                                                                            6,000,000                6,392,700

Princeton City School District

   5.25%, 12/1/2017 (Insured; MBIA)                                                           2,395,000                2,613,280

Southwest Regional Water District, Water Revenue:

   6%, 12/1/2015 (Insured; MBIA)                                                              1,600,000                1,758,432

   6%, 12/1/2020 (Insured; MBIA)                                                              1,250,000                1,365,388

Strongsville, Library Improvement:

   5%, 12/1/2015 (Insured; FGIC)                                                              1,180,000                1,268,111

   5.50%, 12/1/2020 (Insured; FGIC)                                                           1,700,000                1,858,746

Summit County 6.50%, 12/1/2016

   (Insured; FGIC) (Prerefunded 12/1/2010)                                                    2,000,000  (a)           2,459,700

Summit County Port Authority, Revenue

  (Civic Theatre Project)

   5.50%, 12/1/2026 (Insured; AMBAC)                                                          1,000,000                1,060,490

Toledo 5.625%, 12/1/2011 (Insured; AMBAC)                                                     1,000,000                1,139,160

University of Cincinnati:

   General Receipts 5%, 6/1/2021 (Insured; MBIA)                                              3,040,000                3,119,891

   University and College Revenue:

      5.75%, 6/1/2018                                                                         2,165,000                2,415,381

      5.75%, 6/1/2019                                                                         1,500,000                1,667,250

Warren, Waterworks Revenue
   5.50%, 11/1/2015 (Insured; FGIC)                                                           1,450,000                1,650,491

Youngstown:

   5.375%, 12/1/2025 (Insured; AMBAC)                                                         2,195,000                2,322,331

   5.375%, 12/1/2031 (Insured; AMBAC)                                                         2,370,000                2,662,695

U.S. RELATED--2.5%

Virgin Islands Public Finance Authority, Revenue:

   6.375%, 10/1/2019                                                                          3,000,000                3,318,210

   6%, 10/1/2022                                                                              3,000,000                3,034,470

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $236,495,040)                                                                                               249,322,787

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
SHORT-TERM MUNICIPAL INVESTMENTS--1.2%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Montgomery County, Revenue, VRDN

  (Miami Valley Hospital)

  1.12% (SBPA; National City Bank)

   (cost $3,000,000)                                                                          3,000,000  (d)           3,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $239,495,040)                                                             98.3%              252,322,787

CASH AND RECEIVABLES (NET)                                                                         1.7%                4,359,333

NET ASSETS                                                                                       100.0%              256,682,120


Summary of Abbreviations

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

FGIC                      Financial Guaranty
                          Insurance Company

FSA                       Financial Security Assurance

GNMA                      Government National
                          Mortgage Association

IDR                       Industrial Development Revenue

HR                        Hospital Revenue

PCR                       Pollution Control Revenue

MBIA                      Municipal Bond
                          Investors Assurance
                          Insurance Corporation

SBPA                      Standby Bond
                          Purchase Agreement

VRDN                      Variable Rate Demand Notes



Summary of Combined Ratings

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              71.3

AA                               Aa                              AA                                               13.7

A                                A                               A                                                 5.3

BBB                              Baa                             BBB                                               4.7

BB                               Ba                              BB                                                 .2

F1                               MIG1/P1                         SP1/A1                                            1.2

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     3.6

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  INVERSE FLOATER SECURITY---THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(C)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31,2003, THIS SECURITY
AMOUNTED TO $8,425,653 OR 3.3% OF NET ASSETS.

(D)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           239,495,040    252,322,787

Cash                                                                    410,672

Interest receivable                                                   4,203,465

Receivable for shares of Beneficial Interest subscribed                  90,804

Prepaid expenses                                                         11,373

                                                                    257,039,101
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           198,193

Payable for shares of Beneficial Interest redeemed                      120,401

Accrued expenses                                                         38,387

                                                                        356,981
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      256,682,120
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     247,051,727

Accumulated undistributed investment income--net                        125,355

Accumulated net realized gain (loss) on investments                 (3,322,709)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      12,827,747
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      256,682,120

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            203,893,002             42,263,772             10,525,346

Shares Outstanding                                                         16,149,043              3,346,457                832,145

NET ASSET VALUE PER SHARE ($)                                                   12.63                  12.63                  12.65

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      6,629,070

EXPENSES:

Management fee--Note 3(a)                                              727,725

Shareholder servicing costs--Note 3(c)                                 394,641

Distribution fees--Note 3(b)                                           149,875

Custodian fees                                                          15,056

Professional fees                                                       14,331

Prospectus and shareholders' reports                                    14,113

Registration fees                                                        9,982

Trustees' fees and expenses--Note 3(d)                                   4,039

Loan commitment fees--Note 2                                             1,139

Miscellaneous                                                           12,623

TOTAL EXPENSES                                                       1,343,524

INVESTMENT INCOME--NET                                               5,285,546
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                               (440,304)

Net unrealized appreciation (depreciation) on investments           (3,999,148)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (4,439,452)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   846,094

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          5,285,546          11,182,687

Net realized gain (loss) on investments          (440,304)         (1,901,793)

Net unrealized appreciation (depreciation)
   on investments                              (3,999,148)          9,338,996

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      846,094          18,619,890
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (4,306,275)         (9,079,520)

Class B shares                                   (793,604)         (1,674,788)

Class C shares                                   (175,141)           (367,597)

TOTAL DIVIDENDS                                (5,275,020)        (11,121,905)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  7,245,632          17,550,910

Class B shares                                  1,727,983           8,259,465

Class C shares                                  1,280,887           3,046,693

Dividends reinvested:

Class A shares                                  2,740,527           5,827,138

Class B shares                                    478,026           1,033,068

Class C shares                                    112,181             213,162

Cost of shares redeemed:

Class A shares                                (15,077,672)        (26,870,145)

Class B shares                                 (4,827,368)         (5,794,129)

Class C shares                                   (861,200)         (2,783,025)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (7,181,004)            483,137

TOTAL INCREASE (DECREASE) IN NET ASSETS       (11,609,930)          7,981,122
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           268,292,050          260,310,928

END OF PERIOD                                 256,682,120          268,292,050

Undistributed income--net                         125,355                --

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       574,239            1,386,653

Shares issued for dividends reinvested            216,036              459,645

Shares redeemed                                (1,191,248)          (2,126,184)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (400,973)           (279,886)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       135,283             653,583

Shares issued for dividends reinvested             37,672              81,461

Shares redeemed                                 (381,452)            (457,221)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (208,497)              277,823
--------------------------------------------------------------------------------

CLASS C

Shares sold                                       100,828              240,372

Shares issued for dividends reinvested              8,833               16,783

Shares redeemed                                   (67,957)           (219,561)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      41,704              37,594

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 145,091 CLASS B SHARES REPRESENTING $1,838,442 WERE AUTOMATICALLY CONVERTED TO 145,153 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 258,976 CLASS B SHARES REPRESENTING $3,289,137 WERE AUTOMATICALLY CONVERTED TO 259,109 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                         Six Months Ended
                                         October 31, 2003                                  Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.84         12.48         12.29          11.88          12.80         12.86

Investment Operations:

Investment income--net                                 .26(b)        .55(b)        .58(b)         .61            .63           .65

Net realized and unrealized
   gain (loss) on investments                         (.21)          .36           .19            .41           (.90)          .08

Total from Investment Operations                       .05           .91           .77           1.02           (.27)          .73

Distributions:

Dividends from investment
   income--net                                        (.26)         (.55)         (.58)          (.61)          (.63)         (.65)

Dividends from net realized
   gain on investments                                  --            --           --            --             (.02)          (.14)

Total Distributions                                   (.26)         (.55)         (.58)          (.61)           (.65)         (.79)

Net asset value, end of period                       12.63         12.84         12.48          12.29           11.88         12.80
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .42(d)       7.39          6.35           8.75           (2.08)         5.72
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .90(e)        .92           .92            .91             .91           .91

Ratio of net investment income
   to average net assets                              4.11(e)       4.33          4.64           5.02            5.20          5.00

Portfolio Turnover Rate                              13.92(d)      48.42         32.20          27.53           26.70         40.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     203,893       212,474       210,000        197,970         201,974       237,027

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.63% TO 4.64%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                       ---------------------------------------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.84         12.48         12.29          11.88          12.81         12.87

Investment Operations:

Investment income--net                                 .23(b)        .48(b)        .51(b)         .55            .57           .58

Net realized and unrealized
   gain (loss) on investments                         (.21)          .36           .20            .41           (.91)          .08

Total from Investment Operations                       .02           .84           .71            .96           (.34)          .66

Distributions:

Dividends from investment
   income--net                                        (.23)         (.48)         (.52)          (.55)          (.57)         (.58)

Dividends from net realized
   gain on investments                                  --            --            --            --            (.02)         (.14)

Total Distributions                                   (.23)         (.48)         (.52)          (.55)          (.59)         (.72)

Net asset value, end of period                       12.63         12.84         12.48          12.29          11.88         12.81
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .16(d)       6.86          5.82           8.21          (2.66)         5.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.40(e)       1.42          1.42           1.41           1.42          1.42

Ratio of net investment income
   to average net assets                              3.60(e)       3.82          4.13           4.51           4.68          4.47

Portfolio Turnover Rate                              13.92(d)      48.42         32.20          27.53          26.70         40.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      42,264        45,655        40,904         38,763         39,445        54,929

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.12% TO 4.13%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003                                    Year Ended April 30,
                                     -----------------------------------------------------------------------------------------------
CLASS C SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.86         12.50         12.30          11.89          12.82         12.88

Investment Operations:

Investment income--net                                 .21(b)        .45(b)        .48(b)         .52            .54           .55

Net realized and unrealized
   gain (loss) on investments                         (.21)          .36           .21            .41           (.91)          .08

Total from Investment Operations                        --           .81           .69            .93           (.37)          .63

Distributions:

Dividends from investment
   income--net                                        (.21)         (.45)         (.49)          (.52)          (.54)         (.55)

Dividends from net realized
   gain on investments                                  --             --           --            --            (.02)         (.14)

Total Distributions                                   (.21)         (.45)         (.49)          (.52)          (.56)         (.69)

Net asset value, end of period                       12.65         12.86         12.50          12.30          11.89         12.82
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .04(d)       6.60          5.65           7.92          (2.90)         4.92
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.66(e)       1.66          1.65           1.65           1.67          1.66

Ratio of net investment income
   to average net assets                              3.33(e)       3.58          3.86           4.21           4.41          4.20

Portfolio Turnover Rate                              13.92(d)      48.42         32.20          27.53          26.70         40.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      10,525        10,163         9,407          5,163          3,095         1,793

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.85% TO 3.86%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Ohio Series (the "fund" ). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C . Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $4,819 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.


(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $762,018 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $11,121,905. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $3,152 from commissions earned on sales of the fund's Class A shares, and $29,519 and $1,174 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $110,336 and $39,539, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $262,436, $55,168 and $13,180, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $49,176 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $34,992,296 and $36,497,262, respectively.

At  October 31, 2003, accumulated net unrealized appreciation on investments was
$12,827,747,   consisting  of  $13,036,530  gross  unrealized  appreciation  and
$208,783 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substancially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Ohio Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  057SA1003



      Dreyfus Premier State
      Municipal Bond Fund,
      Pennsylvania Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            16   Financial Highlights

                            19   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                            Pennsylvania Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This   semiannual  report  for  Dreyfus  Premier  State  Municipal  Bond  Fund,
Pennsylvania Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Douglas Gaylor.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 0.56% for Class A shares, 0.30% for Class B shares and 0.19% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Pennsylvania Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.14% for the
reporting    period.(3)

The municipal bond market was generally affected during the reporting period by heightened volatility as investors' attention apparently shifted from credit-related risks to interest-rate-related risks. The fund' s lagging performance compared to its Lipper category average was primarily the result of its relatively long average duration, which made the fund more sensitive to market volatility. The fund also trailed its benchmark, which contains bonds from many states, not just Pennsylvania, and does not reflect fees and expenses

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state and local income taxes without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value or to "premium" bonds, which are bonds that sell at a price above their face value. The fund' s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid persistent economic weakness, which had already led to historically low interest rates and a sustained rally among high-quality bonds, including tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors anticipated another interest-rate reduction. At its meeting in late June, the Federal Reserve Board lowered the federal funds rate to 1%, its lowest level since 1958.

However, in July and early August, municipal bond prices fell sharply as new evidence of economic strength emerged. Renewed inflation fears apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling in the bond markets. As a result, municipal bonds suffered the worst six-week decline in their history. Although the market regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.

In this volatile investment environment, we attempted to decrease the fund's sensitivity to changing interest rates by reducing its average duration to a range we consider to be in line with the fund's Lipper category average. However, due to a relatively limited supply of Pennsylvania bonds, the fund' s returns were affected during the market's steep decline. Nonetheless, we continued to implement this strategy, selling longer-term holdings, including tax-exempt zero-coupon bonds, that we believed would command attractive prices from individual investors.

What is the fund's current strategy?

We have maintained our efforts to temper the fund's sensitivity to market volatility by lowering the fund' s average duration. In addition, we have attempted to improve the overall credit quality by replacing lower-rated holdings that have matured or have been redeemed early by their issuers with higher-quality Pennsylvania securities and insured bonds.(4) Although higher-quality and insured bonds may provide lower yields than their lower-rated counterparts, we believe that securities with higher credit ratings are potentially less susceptible to heightened market volatility.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-PENNSYLVANIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.5%                                                        Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County 5.25%, 11/1/2021 (Insured; FGIC)                                             1,795,000                1,898,392

Allegheny County Hospital Development Authority,

  Revenue:

    Health System (Catholic Health East Issue)

         5.375%, 11/15/2022                                                                   2,500,000                2,505,250

      (Hospital-South Hills Health)

         5.125%, 5/1/2029                                                                     2,200,000                1,805,012

Allegheny County Residential Finance Authority,

  Health Care Facilities Revenue

  (GNMA Collateralized-Lemington Home for the

   Aged Project) 5.75%, 5/20/2037                                                             1,000,000                1,027,110

Allegheny County Sanitary Authority, Sewer Revenue

   5%, 12/1/2019 (Insured; MBIA)                                                              2,000,000                2,094,180

Beaver Falls Municipal Authority,

  Water and Hydroelectric Revenue

   5%, 6/1/2012 (Insured; AMBAC)                                                              1,820,000                2,006,368

Berks County Municipal Authority, Revenue

  (Phoebe-Devitt Homes Project)

   5.50%, 5/15/2015                                                                             780,000                  717,335

Bethlehem Area Vocational Technical School Authority,

   LR 5%, 9/1/2019 (Insured; MBIA)                                                              895,000                  930,710

Bradford County Industrial Development Authority, SWDR

   (International Paper Co. Projects) 6.60%, 3/1/2019                                         4,250,000                4,454,722

Bucks County Water and Sewer Authority, Revenue:

   5.375%, 6/1/2018 (Insured; AMBAC)                                                          1,255,000                1,358,889

   Collection Sewer Systems:

      5.375%, 6/1/2017 (Insured; AMBAC)                                                       1,340,000                1,468,667

      5%, 6/1/2019 (Insured; AMBAC)                                                           1,480,000                1,542,249

Butler County, GO 5.25%, 7/15/2019 (Insured; FGIC)                                            1,810,000                1,945,895

Butler County Industrial Development Authority:

  Health Care Facilities Revenue

      (Saint John Care Center) 5.80%, 4/20/2029                                               6,405,000                6,630,776

   MFHR (Greenview Gardens Apartments):

      6%, 7/1/2023                                                                              475,000                  462,664

      6.25%, 7/1/2033                                                                           880,000                  853,380

Cambria County Industrial Development Authority, PCR

   (Bethlehem Steel Corp. Project) 7.50%, 9/1/2015                                            4,250,000  (a)              19,125

Canon-McMillan School District, GO

   Zero Coupon, 12/1/2026 (Insured; FGIC)                                                     2,000,000                  582,760

Charleroi Area School Authority, School Revenue

   Zero Coupon, 10/1/2020 (Insured; FGIC)                                                     2,000,000                  874,560

Council Rock School District

   5%, 11/15/2020 (Insured; MBIA)                                                             1,400,000                1,449,042


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Cumberland County Municipal Authority,

  College Revenue (Messiah College)

   5.125%, 10/1/2015 (Insured; AMBAC)                                                         1,000,000                 1,071,920

Dauphin County General Authority, Revenue

  (Office and Parking, Riverfront Office)

   6%, 1/1/2025                                                                               3,000,000                 2,564,490

Dover Area School District, GO

   5.375%, 4/1/2018 (Insured; FGIC)                                                           2,195,000                 2,391,145

Harbor Creek School District, GO:

   5%, 8/1/2015 (Insured; FGIC)                                                               1,185,000                 1,266,208

   5%, 8/1/2016 (Insured; FGIC)                                                               2,375,000                 2,524,055

Harrisburg Authority, Office and Parking Revenue

   6%, 5/1/2019 (Prerefunded 5/1/2008)                                                        2,000,000  (b)            2,315,460

Harrisburg Redevelopment Authority, Revenue:

   Zero Coupon, 5/1/2018 (Insured; FSA)                                                       2,750,000                 1,338,123

   Zero Coupon, 11/1/2018 (Insured; FSA)                                                      2,750,000                 1,305,288

   Zero Coupon, 11/1/2019 (Insured; FSA)                                                      2,750,000                 1,222,815

   Zero Coupon, 5/1/2020 (Insured; FSA)                                                       2,750,000                 1,173,205

   Zero Coupon, 11/1/2020 (Insured; FSA)                                                      2,500,000                 1,039,375

Health Care Facilities Authority of Sayre,

  Revenue (Guthrie Health Issue):

      5.85%, 12/1/2020                                                                        3,000,000                 3,133,650

      5.75%, 12/1/2021                                                                        4,750,000                 4,903,995

Kennett Consolidated School District, GO:

   5.25%, 2/15/2017 (Insured; FGIC)                                                           1,440,000                 1,563,869

   5.25%, 2/15/2018 (Insured; FGIC)                                                           1,895,000                 2,045,861

   5.25%, 2/15/2020 (Insured; FGIC)                                                           1,000,000                 1,066,140

Lower Macungie Township

   5.65%, 5/1/2020 (Prerefunded 5/1/2005)                                                       900,000  (b)             960,129

McKeesport Area School District, GO

   Zero Coupon, 10/1/2021 (Insured; AMBAC)                                                    3,455,000                1,416,239

Monroe County Hospital Authority, HR

   (Pocono Medical Center) 5.50%, 1/1/2022                                                    1,455,000                1,518,540

Monroeville Municipal Authority,

  Sanitary Sewer Revenue

   5.25%, 12/1/2016 (Insured; MBIA)                                                           1,095,000               1,193,561

Montgomery County Higher Educational

  and Health Authority, Revenue

  First Mortgage (Montgomery Income Project)

   10.50%, 9/1/2020                                                                           2,670,000              2,688,103

Mount Lebanon School District, GO:

   5%, 2/15/2018 (Insured; MBIA)                                                              1,735,000              1,827,770

   5%, 2/15/2019 (Insured; MBIA)                                                              2,870,000              2,998,834

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
North Allegheny School District:

   5%, 11/1/2013 (Insured; FGIC)                                                                2,475,000        2,724,084

   5%, 11/1/2014 (Insured; FGIC)                                                                1,585,000        1,727,555

   5.05%, 11/1/2021 (Insured; FGIC)                                                             1,455,000        1,501,662

Northampton County General Purpose Authority,

  County Agreement Revenue

   5.125%, 10/1/2020 (Insured; FSA)                                                             2,225,000        2,332,290

Northampton County Industrial Development Authority,

  Mortgage Revenue

   (Moravian Hall Square Project) 5%, 7/1/2017                                                  1,890,000        1,939,499

Pennridge School District

   5%, 2/15/2021 (Insured; MBIA)                                                                1,000,000        1,031,800

Pennsylvania Economic Development

  Financing Authority,

  Wastewater Treatment Revenue

   (Sun Co. Inc.-R and M Project) 7.60%, 12/1/2024                                              4,240,000        4,518,398

Pennsylvania Finance Authority, Guaranteed Revenue

  (Penn Hills Project):

      5.45%, 12/1/2019 (Insured; FGIC)                                                          2,615,000        2,862,641

      Zero Coupon, 12/1/2022 (Insured; FGIC)                                                    1,200,000          452,208

      Zero Coupon, 12/1/2023 (Insured; FGIC)                                                    3,790,000        1,335,937

      Zero Coupon, 12/1/2024 (Insured; FGIC)                                                    3,790,000        1,246,645

      Zero Coupon, 12/1/2025 (Insured; FGIC)                                                    3,790,000        1,172,967

Pennsylvania Higher Educational

  Facilities Authority, Revenue:

    (State Higher Education System):

         5%, 6/15/2019 (Insured; AMBAC)                                                         560,000           583,559

         5%, 6/15/2020 (Insured; AMBAC)                                                       1,915,000         1,980,972

      (UPMC Health System)
         6%, 1/15/2022                                                                        5,000,000         5,272,500

Pennsylvania Housing Finance Agency:

   5%, 4/1/2016                                                                               2,000,000         2,063,900

   Single Family Mortgage:

      6.75%, 4/1/2016                                                                         3,000,000         3,041,310

      5.10%, 10/1/2020                                                                        5,000,000         5,106,850

      6.875%, 10/1/2024                                                                       1,065,000         1,084,713

      6.90%, 4/1/2025                                                                         3,335,000         3,415,073

Pennsylvania Intergovernmental Cooperative Authority,

  Special Tax Revenue

  (Philadelphia Funding Program):

      5.25%, 6/15/2015 (Insured; FGIC)                                                        1,000,000        1,091,020

      5.50%, 6/15/2016 (Insured; FGIC)                                                        2,750,000        2,963,868

      5%, 6/15/2018 (Insured; FGIC)                                                           5,580,000        5,827,082


                                                                                                Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Pennsylvania Public School Building Authority, Revenue

  (Marple Newtown School District Project)

   5%, 3/1/2019 (Insured; MBIA)                                                                 3,680,000       3,832,904

Pennsylvania Turnpike Commission,

  Oil Franchise Tax Revenue:

    5.25%, 12/1/2018 (Insured; AMBAC)

         (Escrowed to Maturity)                                                                 3,780,000       4,104,059

      5.25%, 12/1/2018 (Insured; AMBAC)                                                         2,740,000       2,950,158

Philadelphia Authority for Industrial Development, LR

   5.50%, 10/1/2015 (Insured; FSA)                                                              2,870,000       3,175,397

Philadelphia Hospitals and Higher Education
   Facilities Authority, Revenue

   (Jefferson Health System) 5%, 5/15/2011                                                      2,000,000       2,088,600

Philadelphia Housing Authority,

  Capital Fund Program Revenue

   5%, 12/1/2021 (Insured; FSA)                                                                 1,685,000       1,731,287

Philadelphia Redevelopment Authority, Revenue

  (Neighborhood Transformation)

   5.50%, 4/15/2018 (Insured; FGIC)                                                             3,600,000       3,934,152

Philadelphia Water and Wastewater, Revenue

   5.60%, 8/1/2018 (Insured; MBIA)                                                              5,605,000       6,074,699

Pittsburgh 5.50%, 9/1/2013 (Insured; AMBAC)                                                     2,580,000       2,791,973

Pittsburgh Urban Redevelopment Authority,

   Mortgage Revenue 7.05%, 4/1/2023                                                               110,000         110,059

Pocono Mountain School District

   5%, 2/15/2018 (Insured; FGIC)                                                                9,000,000       9,481,230

Schuylkill County Industrial

  Development Authority, Revenue

   (Charity Obligation Group) 5%, 11/1/2014                                                     1,495,000       1,554,232

Scranton School District (Notes):

   5%, 4/1/2018 (Insured; MBIA)                                                                 1,390,000       1,458,833

   5%, 4/1/2019 (Insured; MBIA)                                                                 2,710,000       2,822,980

South Side Area School District, GO

   5.25%, 6/1/2015 (Insured; FGIC)                                                              2,080,000       2,271,859

Southeastern Pennsylvania Transportation

  Authority, Special Revenue

   5.375%, 3/1/2017 (Insured; FGIC)                                                             3,000,000      3,278,610

Southern Lehigh School District, GO

   4.75%, 9/1/2020 (Insured; FGIC)                                                              1,040,000      1,059,854

Spring-Ford Area School District

   5%, 4/1/2021 (Insured; FSA)                                                                  1,015,000      1,044,811

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                    Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

State Public School Building Authority:

  School LR (Daniel Boone Area School District Project):

      5%, 4/1/2018 (Insured; MBIA)                                                            1,040,000         1,096,264

      5%, 4/1/2019 (Insured; MBIA)                                                            1,070,000         1,118,599

      5%, 4/1/2020 (Insured; MBIA)                                                            1,100,000         1,142,229

      5%, 4/1/2021 (Insured; MBIA)                                                            1,135,000         1,171,524

      5%, 4/1/2022 (Insured; MBIA)                                                            1,015,000         1,041,410

   School Revenue (Tuscarora School District Project)

      5%, 4/1/2023 (Insured; FSA)                                                               750,000           764,933

Unionville-Chadds Ford School District

   5.20%, 6/1/2015 (Prerefunded 12/1/2004)                                                    3,545,000  (b)    3,705,801

University Area Joint Authority, Sewer Revenue:

   5%, 11/1/2017 (Insured; MBIA)                                                              1,660,000         1,758,471

   5%, 11/1/2018 (Insured; MBIA)                                                              2,010,000         2,112,590

Upper Merion Area School District, GO:

   5.25%, 2/15/2018                                                                           1,785,000         1,928,532

   5.25%, 2/15/2020                                                                           4,235,000         4,518,406

   5.25%, 2/15/2021                                                                           1,000,000         1,060,650

Washington County Industrial Development Authority

  PCR (West Pennsylvania Power Co. Mitchell)

   6.05%, 4/1/2014 (Insured; AMBAC)                                                           3,000,000         3,243,990

Wilmington Area School District

   5.50%, 9/1/2017 (Insured; FSA)
   (Prerefunded 3/1/2005)                                                                     3,550,000  (b)    3,755,403

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $212,558,307)                                                                                        215,616,893
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS--1.1%
-----------------------------------------------------------------------------------------------------------------------------------

Allegheny County Industrial Development Authority,

  Health and Housing Facilities Revenue,

   VRDN (Longwood) 1.20%                                                                      1,000,000  (c)           1,000,000

Schuylkill County Industrial Development Authority,

  RRR, VRDN (Northeastern Power Co.) 1.15%

   (LOC; Dexia CLF Finance Co.)                                                               1,370,000  (c)           1,370,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $2,370,000)                                                                                                   2,370,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $214,928,307)                                                             98.6%              217,986,893

CASH AND RECEIVABLES (NET)                                                                         1.4%                3,025,864

NET ASSETS                                                                                       100.0%              221,012,757


Summary of Abbreviations

AMBAC                American Municipal Bond
                     Assurance Corporation

FGIC                 Financial Guaranty Insurance
                     Company

FSA                  Financial Security Assurance

GNMA                 Government National
                     Mortgage Association

GO                   General Obligation

HR                   Hospital Revenue

LOC                  Letter of Credit

LR                   Lease Revenue

MBIA                 Municipal Bond Investors Assurance
                     Insurance Corporation

MFHR                 Multi-Family Housing Revenue

PCR                  Pollution Control Revenue

RRR                  Resources Recovery Revenue

SWDR                 Solid Waste Disposal Revenue

VRDN                 Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
-----------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              67.8

AA                               Aa                              AA                                               15.6

A                                A                               A                                                 7.3

BBB                              Baa                             BBB                                               5.5

F1                               MIG1/P1                         SP1/A1                                            1.1

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                      2.7

                                                                                                                 100.0

(A) NON-INCOME PRODUCING SECURITY--INTEREST PAYMENTS IN DEFAULT.

(B) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES
    WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE
    MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(C) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(D SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
   HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
   SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           214,928,307   217,986,893

Cash                                                                  1,247,256

Interest receivable                                                   2,748,150

Receivable for shares of Beneficial Interest subscribed                  94,642

Prepaid expenses                                                         10,425

                                                                    222,087,366
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           168,413

Payable for shares of Beneficial Interest redeemed                      886,787

Accrued expenses                                                         19,409

                                                                      1,074,609
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      221,012,757
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     219,266,033

Accumulated undistributed investment income--net                        265,250

Accumulated net realized gain (loss) on investments                  (1,577,112)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       3,058,586
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      221,012,757

NET ASSET VALUE PER SHARE

                                                                              Class A                Class B                Class C
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            178,771,876             39,045,102              3,195,779

Shares Outstanding                                                         11,243,800              2,458,008                200,894
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   15.90                  15.88                  15.91

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      5,644,711

EXPENSES:

Management fee--Note 3(a)                                              633,006

Shareholder servicing costs--Note 3(c)                                 367,324

Distribution fees--Note 3(b)                                           114,428

Professional fees                                                       15,331

Custodian fees                                                          14,750

Prospectus and shareholders' reports                                     9,549

Registration fees                                                        9,507

Trustees' fees and expenses--Note 3(d)                                   2,800

Loan commitment fees--Note 2                                             1,000

Miscellaneous                                                           18,942

TOTAL EXPENSES                                                       1,186,637

INVESTMENT INCOME--NET                                               4,458,074
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                568,577

Net unrealized appreciation (depreciation) on investments           (3,908,922)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (3,340,345)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,117,729

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003            Year Ended
                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,458,074             9,559,692

Net realized gain (loss) on investments           568,577            (2,048,115)

Net unrealized appreciation
   (depreciation) on investments               (3,908,922)           12,183,876

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,117,729            19,695,453
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (3,691,121)           (7,886,502)

Class B shares                                   (710,028)           (1,522,820)

Class C shares                                    (50,491)             (115,747)

Net realized gain on investments:

Class A shares                                         --              (345,156)

Class B shares                                         --               (77,682)

Class C shares                                         --                (5,504)

TOTAL DIVIDENDS                                (4,451,640)           (9,953,411)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  4,673,235            11,796,906

Class B shares                                  1,384,993             5,267,032

Class C shares                                    321,300               762,586

Dividends reinvested:

Class A shares                                  1,977,236             4,460,049

Class B shares                                    422,089               986,978

Class C shares                                     31,770                80,562

Cost of shares redeemed:

Class A shares                                (16,195,398)          (23,310,422)

Class B shares                                 (4,237,819)           (6,680,150)

Class C shares                                   (145,963)           (1,507,011)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (11,768,557)           (8,143,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (15,102,468)            1,598,572
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           236,115,225           234,516,653

END OF PERIOD                                 221,012,757           236,115,225

Undistributed investment income--net              265,250                    --


                                         Six Months Ended

                                         October 31, 2003            Year Ended

                                               (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       291,564               744,687

Shares issued for dividends reinvested            123,846               280,904

Shares redeemed                                (1,014,881)           (1,472,023)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (599,471)             (446,432)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        86,216               333,306

Shares issued for dividends reinvested             26,467                62,228

Shares redeemed                                  (266,038)             (421,753)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (153,355)              (26,219)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        19,863                47,933

Shares issued for dividends reinvested              1,991                 5,077

Shares redeemed                                    (9,128)              (95,329)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      12,726               (42,319)

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 53,883 CLASS B SHARES REPRESENTING $864,325 WERE AUTOMATICALLY CONVERTED TO 53,917 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 118,306 CLASS B SHARES REPRESENTING $1,884,143 WERE AUTOMATICALLY CONVERTED TO 118,199 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                              Year Ended April 30,
                                      ---------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               16.13            15.47         15.40         14.94          16.56        16.68

Investment Operations:

Investment income--net                                 .32(b)           .66(b)        .72(b)        .77            .79          .82

Net realized and unrealized
   gain (loss) on investments                         (.23)             .69           .07           .46          (1.33)         .16

Total from Investment Operations                       .09             1.35           .79          1.23           (.54)         .98

Distributions:

Dividends from investment
   income--net                                        (.32)            (.66)         (.71)         (.77)          (.79)        (.82)

Dividends from net realized
   gain on investments                                  --             (.03)         (.01)         (.00)(c)       (.29)        (.28)

Total Distributions                                   (.32)            (.69)         (.72)         (.77)         (1.08)       (1.10)

Net asset value, end of period                       15.90            16.13         15.47         15.40          14.94        16.56
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .56(e)          8.86          5.18          8.37          (3.24)        5.97
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .93(f)           .94           .93           .92            .94          .92

Ratio of net investment income

   to average net assets                              3.97(f)          4.16          4.60          5.02           5.12         4.90

Portfolio Turnover Rate                               5.90(e)         33.76         36.46         23.01          34.29        48.14
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     178,772          191,003       190,173       188,473        180,760      195,728

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.57% TO 4.60%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                       --------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               16.11            15.46         15.38         14.93          16.55        16.67

Investment Operations:

Investment income--net                                 .28(b)           .58(b)        .64(b)        .69            .71          .74

Net realized and unrealized
   gain (loss) on investments                         (.23)             .68           .08           .45          (1.33)         .16

Total from Investment Operations                       .05             1.26           .72          1.14           (.62)         .90

Distributions:

Dividends from investment
   income--net                                        (.28)            (.58)         (.63)         (.69)          (.71)        (.74)

Dividends from net realized
   gain on investments                                  --             (.03)         (.01)         (.00)(c)       (.29)        (.28)

Total Distributions                                   (.28)            (.61)         (.64)         (.69)         (1.00)       (1.02)

Net asset value, end of period                       15.88            16.11         15.46         15.38          14.93        16.55
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .30(e)          8.25          4.72          7.75          (3.75)        5.43
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.44(f)          1.45          1.43          1.43           1.46         1.43

Ratio of net investment income

   to average net assets                              3.46(f)          3.65          4.08          4.50           4.57         4.39

Portfolio Turnover Rate                               5.90(e)         33.76         36.46         23.01          34.29        48.14
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      39,045           42,076        40,775        38,593         38,968       68,869

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.05% TO 4.08%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                  Year Ended April 30,
                                     ----------------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)            2003          2002(a)       2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               16.14            15.48         15.40         14.95          16.57        16.69

Investment Operations:

Investment income--net                                 .26(b)           .54(b)        .60(b)        .66            .67          .69

Net realized and unrealized
   gain (loss) on investments                         (.23)             .69           .09           .45          (1.33)         .16

Total from Investment Operations                       .03             1.23           .69          1.11           (.66)         .85

Distributions:

Dividends from investment
   income--net                                        (.26)            (.54)         (.60)         (.66)          (.67)        (.69)

Dividends from net realized
   gain on investments                                  --             (.03)         (.01)         (.00)(c)       (.29)        (.28)

Total Distributions                                   (.26)            (.57)         (.61)         (.66)          (.96)        (.97)

Net asset value, end of period                       15.91            16.14         15.48         15.40          14.95        16.57
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(D)                                    .19(e)          8.07          4.48          7.49          (3.98)        5.16
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.67(f)          1.67          1.66          1.67           1.70         1.69

Ratio of net investment income

   to average net assets                              3.23(f)          3.44          3.83          4.23           4.35         4.07

Portfolio Turnover Rate                               5.90(e)         33.76         36.46         23.01          34.29        48.14
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       3,196            3,036         3,568         2,355          1,274          898

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.80% TO 3.83%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Pennsylvania Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange  on  which  such  securities  are primarily traded or at the last sales
price   on   the   national   securities   market   on   each   business   day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $5,042 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.


(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,047,789 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $9,525,069, ordinary income $30,798 and long-term capital gains $397,544. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $6,268 from commissions earned on sales of the fund' s Class A shares and $59,212 from contingent deferred sales charges on redemptions of the fund's Class B shares.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $102,676 and $11,752, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $232,475, $51,338 and $3,917, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $58,468 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's
relative    net    assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $13,234,781 and $26,384,036, respectively.

At  October 31, 2003, accumulated net unrealized appreciation on investments was
$3,058,586,   consisting   of   $8,134,290  gross  unrealized  appreciation  and
$5,075,704 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Pennsylvania Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  058SA1003


      Dreyfus Premier State
      Municipal Bond Fund,
      Texas Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                           Municipal Bond Fund,
                                                                   Texas Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Texas Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Douglas Gaylor.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Texas Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 1.15% for Class A shares, 0.94% for Class B shares and 0.77% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Texas Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.03% for the reporting period.(3)

The municipal bond market was generally affected during the reporting period by heightened volatility as investors' attention apparently shifted from credit-related risks to interest-rate-related risks. The fund's performance compared to its Lipper category average was primarily the result of its relatively short average duration, which helped shelter the fund from the full brunt of the market's volatility. The fund trailed its benchmark, which contains bonds from many states, not just Texas, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value or to "premium" bonds, which are bonds that sell at a price above their face value. The fund' s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period began amid prolonged economic weakness, which led to historically low interest rates and a sustained rally among high-quality bonds, including most tax-exempt securities. Despite the quick end to major combat in Iraq and signs of stronger economic growth, interest rates continued to fall in the spring of 2003 as investors looked forward to another interest-rate reduction from the Federal Reserve Board (the "Fed"). At its meeting in late June, the Fed lowered the federal funds rate to 1%, its lowest level since 1958.

However, in July and early August, the municipal bond market fell sharply as new evidence of economic strength emerged. Renewed inflation fears apparently caused investors to shift their attention from the risk of credit-quality downgrades to the risk of higher interest rates in a recovering economy, leading to a surge of selling in the bond markets. As a result, municipal bonds suffered the worst six-week decline in their history. Although the market subsequently regained much of its lost value in September and October, it failed to recover fully by the reporting period's end.

In this volatile investment environment, the fund's relatively short average duration helped it avoid the full adverse impact of the market's decline in July and August. We attempted to further reduce the fund's sensitivity to changing interest rates by selling some of the fund's longer-term holdings, including zero-coupon bonds, that we believed would command attractive prices from individual investors.

What is the fund's current strategy?

We have continued our efforts to temper the fund's sensitivity to market volatility by reducing its average duration. In addition, we have improved the fund's overall credit quality by replacing lower-rated holdings that have matured or have been redeemed early by their issuers with higher-quality Texas securities and insured bonds.(4) Although higher-quality and insured bonds may provide lower yields than their lower-rated counterparts, we believe that securities with higher credit ratings may be less susceptible to heightened market volatility.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-TEXAS RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--94.0%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Aledo Independent School District, Unlimited Tax

  School Building (Permanent School Fund Guaranteed)

   Zero Coupon, 2/15/2014                                                                     1,225,000                  777,312

Austin Convention Enterprises Inc., Revenue

   (Convention Center Hotel) 6.60%, 1/1/2021                                                  1,000,000                1,055,250

Austin Independent School District

   5.75%, 8/1/2015                                                                            1,000,000                1,089,710

Austin, Utility System Revenue

   5.125%, 11/15/2016 (Insured; FSA)                                                          1,110,000                1,182,106

Brazos Higher Education Authority Inc.,

  Student Loan Revenue

   6.80%, 12/1/2004                                                                             700,000                  730,569

Castleberry Independent School District

   5.70%, 8/15/2021                                                                             830,000                  901,994

Coastal Water Authority, Water Conveyance System

   6.25%, 12/15/2017 (Insured; AMBAC)                                                         2,170,000                2,173,667

Corpus Christi:

   (Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)                                           1,955,000                2,137,050

   Utility System Revenue 5.25%, 7/15/2016 (Insured;FSA)                                      1,765,000                1,904,453

Del Mar College District

   5.25% 8/15/2017 (Insured; FGIC)                                                            1,295,000                1,402,589

Denison Hospital Authority, HR

   (Texoma Medical Center Project) 6.125%, 8/15/2017                                            750,000                  706,920

Denton Independent School District

   Zero Coupon, 8/15/2023                                                                     2,630,000                  864,691

El Paso Housing Authority, Multi-Family Revenue

   (Section 8 Projects) 6.25%, 12/1/2009                                                      2,510,000                2,541,325

Fort Worth, Water & Sewer Revenue

   5.25%, 2/15/2016                                                                             875,000                  942,235

Frisco Independent School District (School Building)

   5.40%, 8/15/2023                                                                           1,155,000                1,180,780

Galveston County Certificate Obligation

   5.25%, 2/1/2018 (Insured; AMBAC)                                                           1,000,000                1,075,360

Grape Creek-Pulliam Independent School District

  Public Facility Corp., School Facility LR

   7.25%, 5/15/2021 (Prerefunded 5/15/2006)                                                   2,200,000  (a)           2,546,676

Houston Certificate Obligation 5.625%, 3/1/2017                                                 850,000                  947,104

Houston Water & Sewer Systems Revenue:

   5%, 12/1/2018 (Insured; FSA)                                                               1,145,000                1,202,307

   Zero Coupon, 12/1/2019 (Insured; FSA)                                                      2,750,000                1,234,393



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Irving Independent School District

  (Permanent School Fund Guaranteed)

   Zero Coupon, 2/15/2010                                                                     1,985,000                1,588,476

Jefferson County Certificate Obligation

   6%, 8/1/2020 (Insured; FSA) (Prerefunded 8/1/2010)                                           500,000  (a)             591,550

Katy Independent School District 5.75%, 2/15/2020                                               405,000                  446,589

Lakeway Municipal Utility District

   Zero Coupon, 9/1/2013 (Insured; FGIC)                                                      1,850,000                1,216,024

Lubbock Electric Light and Power System

   5%, 4/15/2018 (Insured MBIA)                                                                 505,000                  529,280

Lubbock Health Facilities Development Corporation,
   Revenue (Sears Plains) 5.50%, 1/20/2021                                                      995,000                1,027,964

Lubbock Housing Finance Corporation, MFHR

   (Las Colinas Quail Creek Apartments) 6%, 7/1/2022                                          1,175,000                1,165,776

McKinney Independent School District

   5.375%, 2/15/2019                                                                          1,000,000                1,076,360

Mesquite Independent School District

  Permanent School Fund Guaranteed:

      5.50%, 8/15/2019                                                                        1,045,000                1,136,302

      5.50%, 8/15/2020                                                                        1,100,000                1,191,916

North Central Health Facilities Development

  Corporation Revenue

   5.45%, 4/1/2019 (Insured; FSA)                                                             2,000,000                2,078,760

North Harris Montgomery Community College District

   5.375%, 2/15/2017 (Insured; FGIC)                                                          1,000,000                1,084,020

San Antonio:

   5%, 2/1/2016                                                                                 500,000                  524,675

   Electric & Gas Revenue:

      5.50%, 2/1/2020 (Escrowed to Maturity)                                                    255,000                  288,096

      5.50%, 2/1/2020                                                                           245,000                  263,475

      Water Revenue
          5.60%, 5/15/2021 (Insured; MBIA)                                                    1,500,000                1,623,720

Schertz-Cibolo-University City Independent
   School District 5.25%, 8/1/2020                                                            1,275,000                1,348,172

Sharyland Independent School District

   (School Building) 5%, 2/15/2017                                                            1,130,000                1,197,529

Texas (Veterans Housing Assistance)
   6.80%, 12/1/2023                                                                           2,145,000                2,191,289

Texas A & M University, Financing System Revenues

   5.375%, 5/15/2014 (Prerefunded 5/15/2006)                                                    920,000  (a)           1,006,544

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Texas Department of Housing and
   Community Affairs, MFHR (Harbors and
   Plumtree) 6.35%, 7/1/2016                                                                  1,300,000                1,351,038

Texas National Research Laboratory Commission
   Financing Corp., LR (Superconducting Super
   Collider) 6.95%, 12/1/2012                                                                   700,000                  853,202

Texas Water Development Board, Revenue,
   State Revolving Fund 5.25%, 7/15/2017                                                      1,500,000                1,606,395

Tomball Hospital Authority, Revenue 6%, 7/1/2013                                              1,500,000                1,523,940

Tyler Health Facility Development Corp., HR

  (East Texas Medical Center Regional Health):

      6.625%, 11/1/2011                                                                         670,000                  675,179

      6.75%, 11/1/2025                                                                        1,000,000                  976,530

Waxahachie Community Development
   Corp., Sales Tax Revenue:

      Zero Coupon, 8/1/2020 (Insured; MBIA)                                                   1,430,000                  580,952

      Zero Coupon, 8/1/2023 (Insured; MBIA)                                                   1,000,000                  336,180

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $53,635,801)                                                                                                 56,076,424
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--3.9%
--------------------------------------------------------------------------------

Harris County Health Facility Development Corp., Revenue

  VRDN (Methodist Hospital) 1.12%

   (cost $2,300,000)                                                                          2,300,000  (b)           2,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $55,935,801)                                                              97.9%               58,376,424

CASH AND RECEIVABLES (NET)                                                                         2.1%                1,248,081

NET ASSETS                                                                                       100.0%               59,624,505


Summary of Abbreviations

AMBAC                American Municipal Bond
                     Assurance Corporation

FGIC                 Financial Guaranty Insurance
                     Company

FSA                  Financial Security Assurance

HR                   Hospital Revenue

LR                   Lease Revenue

MBIA                 Municipal Bond Investors Assurance
                     Insurance Corporation

MFHR                 Multi-Family Housing Revenue

VRDN                 Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              63.3

AA                               Aa                              AA                                               11.3

A                                A                               A                                                 8.7

BBB                              Baa                             BBB                                               5.6

BB                               Ba                              BB                                                2.8

F1                               MIG1/P1                         SP1/A1                                            3.9

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     4.4

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  55,935,801  58,376,424

Cash                                                                    303,765

Interest receivable                                                     859,939

Receivable for shares of Beneficial Interest subscribed                 139,178

Prepaid expenses                                                         10,852

                                                                     59,690,158
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            38,181

Payable for shares of Beneficial Interest redeemed                        5,000

Accrued expenses and other liabilities                                   22,472

                                                                         65,653
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       59,624,505
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      56,658,575

Accumulated undistributed investment income--net                         34,382

Accumulated net realized gain (loss) on investments                     490,925

Accumulated net unrealized appreciation
  (depreciation) on investments                                       2,440,623
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       59,624,505

NET ASSET VALUE PER SHARE

                                                                              Class A                Class B               Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             50,853,441              6,467,861              2,303,203

Shares Outstanding                                                          2,375,980                302,258                107,669
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   21.40                  21.40                  21.39

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,572,277

EXPENSES:

Management fee--Note 3(a)                                              170,644

Shareholder servicing costs--Note 3(c)                                  93,055

Distribution fees--Note 3(b)                                            27,043

Professional fees                                                       12,082

Registration fees                                                       10,889

Custodian fees                                                           4,944

Prospectus and shareholders' reports                                     1,241

Trustees' fees and expenses--Note 3(d)                                   1,067

Loan commitment fees--Note 2                                               269

Miscellaneous                                                            6,087

TOTAL EXPENSES                                                         327,321

Less--reduction in management fee
  due to undertaking--Note 3(a)                                        (36,285)

NET EXPENSES                                                           291,036

INVESTMENT INCOME-NET                                                1,281,241
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                577,309

Net unrealized appreciation (depreciation) on investments           (1,188,188)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (610,879)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   670,362

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,281,241            2,693,542

Net realized gain (loss) on investments           577,309               95,684

Net unrealized appreciation
   (depreciation) on investments               (1,188,188)           2,439,521

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                      670,362            5,228,747
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (1,100,563)         (2,353,526)

Class B shares                                   (139,554)           (284,702)

Class C shares                                    (37,581)            (41,212)

Net realized gain on investments:

Class A shares                                         --            (162,411)

Class B shares                                         --             (22,353)

Class C shares                                         --              (3,340)

TOTAL DIVIDENDS                                (1,277,698)         (2,867,544)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  5,920,045          5,141,030

Class B shares                                    664,431          2,028,475

Class C shares                                    723,387          3,143,320

Dividends reinvested:

Class A shares                                    517,464          1,130,599

Class B shares                                     86,832            201,210

Class C shares                                      5,871             10,074

Cost of shares redeemed:

Class A shares                                 (8,202,423)        (8,227,636)

Class B shares                                 (2,019,660)        (1,658,394)

Class C shares                                   (187,533)        (2,040,845)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST TRANSACTIONS            (2,491,586)          (272,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (3,098,922)         2,089,036
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            62,723,427           60,634,391

END OF PERIOD                                  59,624,505           62,723,427


                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       276,112             241,102

Shares issued for dividends reinvested             24,094              53,008

Shares redeemed                                  (381,466)           (384,595)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (81,260)            (90,485)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        30,611              94,886

Shares issued for dividends reinvested              4,042               9,433

Shares redeemed                                   (95,072)            (77,864)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (60,419)             26,455
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        33,485             147,185

Shares issued for dividends reinvested                273                 472

Shares redeemed                                    (8,862)            (95,277)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      24,896              52,380

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 31,829 CLASS B SHARES REPRESENTING $676,573 WERE AUTOMATICALLY CONVERTED TO 31,823 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2003, 11,595 CLASS B SHARES REPRESENTING $247,319 WERE AUTOMATICALLY CONVERTED TO 11,591 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                         Six Months Ended
                                         October 31, 2003                                 Year Ended April 30,
                                      ----------------------------------------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               21.61         20.81         20.24          19.33          21.37         21.68

Investment Operations:

Investment income--net                                 .46(b)        .94(b)        .94(b)         .96            .98          1.00

Net realized and unrealized
   gain (loss) on investments                         (.22)          .86           .68            .91          (1.77)          .21

Total from Investment Operations                       .24          1.80          1.62           1.87           (.79)         1.21

Distributions:

Dividends from investment
   income--net                                        (.45)         (.94)         (.94)          (.96)          (.98)        (1.00)

Dividends from net realized
   gain on investments                                  --          (.06)         (.11)             --          (.27)         (.52)

Total Distributions                                   (.45)        (1.00)        (1.05)          (.96)         (1.25)        (1.52)

Net asset value, end of period                       21.40         21.61         20.81          20.24          19.33         21.37
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   1.15(d)       8.83          8.11           9.83          (3.62)         5.66
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .85(e)        .85           .85            .85            .85           .85

Ratio of net investment income

   to average net assets                              4.22(e)       4.43          4.54           4.80           4.95          4.59

Decrease reflected in
   above expense ratios due
   to undertakings by
   The Dreyfus Corporation                             .12(e)        .11           .10            .10            .14           .07

Portfolio Turnover Rate                              17.02(d)      15.82         32.62          12.69          22.70         49.67
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      50,853        53,100        53,009         52,716         52,464        60,516

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.51% TO 4.54%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                         Six Months Ended
                                         October 31, 2003                                   Year Ended April 30,
                                      ---------------------------------------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               21.60         20.80         20.24          19.32          21.37         21.68

Investment Operations:

Investment income--net                                 .40(b)        .83(b)        .83(b)         .86            .88           .89

Net realized and unrealized
   gain (loss) on investments                         (.20)          .86           .67            .92          (1.78)          .21

Total from Investment Operations                       .20          1.69          1.50           1.78           (.90)         1.10

Distributions:

Dividends from investment
   income--net                                        (.40)         (.83)         (.83)          (.86)          (.88)         (.89)

Dividends from net realized
   gain on investments                                  --          (.06)         (.11)             --          (.27)         (.52)

Total Distributions                                   (.40)         (.89)         (.94)          (.86)         (1.15)        (1.41)

Net asset value, end of period                       21.40         21.60         20.80          20.24          19.32         21.37
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(C)                                    .94(d)       8.29          7.52           9.35          (4.14)         5.13
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.35(e)       1.35          1.35           1.35           1.35          1.35

Ratio of net investment income

   to average net assets                              3.71(e)       3.92          4.04           4.30           4.41          4.09

Decrease reflected in
   above expense ratios due
   to undertakings by
   The Dreyfus Corporation                             .12(e)        .12           .11            .12            .16           .08

Portfolio Turnover Rate                              17.02(d)      15.82         32.62          12.69          22.70         49.67
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       6,468         7,835         6,994          6,557          7,483        17,031

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.00% TO 4.04%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



                                             Six Months Ended
                                             October 31, 2003                        Year Ended April 30,
                                      ---------------------------------------------------------------------------------------------
CLASS C SHARES                                 (Unaudited)          2003          2002(a)       2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               21.60         20.79         20.23         19.31          21.36         21.67

Investment Operations:

Investment income--net                                 .37(b)        .78(b)        .77(b)        .81            .84           .83

Net realized and unrealized
   gain (loss) on investments                         (.21)          .86           .68           .92          (1.78)          .21

Total from Investment Operations                       .16          1.64          1.45          1.73           (.94)         1.04

Distributions:

Dividends from investment

   income--net                                        (.37)         (.77)         (.78)         (.81)          (.84)         (.83)

Dividends from net realized
   gain on investments                                  --          (.06)         (.11)            --          (.27)         (.52)

Total Distributions                                   (.37)         (.83)         (.89)         (.81)         (1.11)        (1.35)

Net asset value, end of period                       21.39         21.60         20.79         20.23          19.31         21.36
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    .77(d)       8.06          7.25          9.02          (4.33)         4.86
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.60(e)       1.60          1.60          1.60           1.60          1.60

Ratio of net investment income

   to average net assets                              3.46(e)       3.61          3.76          4.01           4.15          3.79

Decrease reflected in
   above expense ratios due
   to undertakings by
   The Dreyfus Corporation                            .11(e)         .14           .13           .12            .15           .11

Portfolio Turnover Rate                             17.02(d)       15.82         32.62         12.69          22.70         49.67
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       2,303         1,788           632           365            265         6,208

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE
THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.72% TO 3.76%.
PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001
HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Texas Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $3,085 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.


(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, were as follows: tax exempt $2,679,440, ordinary income $8,145 and long term capital gain $179,959. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken from May 1, 2002 through October 31, 2003 to reduce the management fee paid by the fund, if the fund' s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .85 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $36,285 during the period ended October 31, 2003.

During the period ended October 31, 2003, the Distributor retained $4,003 from commissions earned on sales of the fund's Class A shares and $16,839 and $290 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $18,862 and $8,181, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $65,408, $9,431 and $2,727, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $11,672 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $10,251,425 and $15,314,002, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $2,440,623, consisting of 2,480,902 gross unrealized appreciation and $40,279 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Texas Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  061SA1003

      Dreyfus Premier State
      Municipal Bond Fund,
      Virginia Series

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            14   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Premier State
                                                            Municipal Bond Fund,
                                                                Virginia Series

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier State Municipal Bond Fund, Virginia Series covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Virginia Series perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund achieved total returns of 0.33% for Class A shares, 0.07% for Class B shares and -0.05% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 1.47% for the same period.(2) In addition, the fund is reported in the Lipper Virginia Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in the
category    was    1.03%   .(3)

The fund produced lower returns than its benchmark and the Lipper category average primarily because the fund' s relatively long average duration intensified the effects of market volatility. In addition, the fund's benchmark contains bonds from many states, not just Virginia, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax and Virginia state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond's potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The fund benefited during the first half of the reporting period from declining interest rates. Although evidence of a stronger economy emerged in April 2003, investors widely expected the Federal Reserve Board (the "Fed") to reduce short-term interest rates further in its ongoing efforts to stimulate renewed economic growth. Indeed, the Fed cut interest rates in late June to 1%, a 45-year low. Tax-exempt bond yields declined along with interest rates, and prices rose, contributing positively to total returns.

During the reporting period' s second half, new signs of economic recovery suggested to investors that the Fed's most recent rate-cut late in June might have been its last of the current cycle. Selling pressures surged in July, and as a result, the municipal bond market suffered its most severe one-month decline in its history. However, when it became clearer in September and October that the economy' s improvement would probably be more moderate than many investors anticipated, municipal bonds recovered much of their lost value.

Because we had set the fund's average duration in a range we considered longer than average, the effects of investors' shifting interest-rate expectations had a relatively strong influence on its returns. Although this positioning benefited performance while interest rates fell, it had an adverse effect on the fund in July and August, when bond yields rose sharply resulting in lower bond prices. We have endeavored to reduce the fund's average duration, but the relatively limited supply of Virginia securities meeting our criteria has constrained our ability to do so.


What is the fund's current strategy?

In addition to reducing the fund's average duration -- a measure of sensitivity to changing interest rates -- we diversified its holdings more broadly across the maturity spectrum, including an increase in the fund' s shorter-term holdings. Municipal bond yield differences currently are steep toward the short end of the range, and we believe the fund's shorter-term holdings should gain
value    as    they    move    closer    to    their    final    maturities.

We also have maintained our focus on higher-quality securities, reducing the fund' s exposure to lower-rated, corporate-backed bonds. When focusing on new purchases for the fund, we tend to look for securities with good liquidity characteristics whose prices, in our judgment, should be supported by strong demand from individual investors. Because of the state's deteriorating fiscal condition, including its placement on Moody's Investors Service's "Watchlist" for a possible credit-rating downgrade, we generally prefer securities backed by revenues from essential-services facilities, while limiting our focus on Virginia's unsecured general obligation bonds.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-VIRGINIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS--93.5%                                                       Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA--67.2%

Alexandria 5.50%, 6/15/2017                                                                   2,625,000                2,921,572

Alexandria Redevelopment and Housing Authority,

  Multi-Family Housing Mortgage Revenue

   (Buckingham Village Apartments) 6.125%, 7/1/2021                                           3,000,000                3,095,700

Amelia County Industrial Development Authority, SWDR

   (Waste Management Project) 4.90%, 4/1/2005                                                 2,500,000                2,570,325

Bristol, Utility System Revenue

   5.25%, 7/15/2020 (Insured; MBIA)                                                           2,185,000                2,331,177

Chesapeake (Public Improvement) 5.50%, 12/1/2017                                              1,750,000                1,947,085

Chesapeake Toll Road, Expressway Revenue

   5.625%, 7/15/2019                                                                          1,250,000                1,302,438

Dulles Town Center Community Development Authority,

  Special Assessment Tax (Dulles Town Center Project)

   6.25%, 3/1/2026                                                                            3,000,000                2,990,730

Fairfax County, Public Improvement 5%, 6/1/2008                                               1,000,000                1,114,080

Fairfax County Redevelopment and Housing Authority,

  MFHR (Paul Spring Retirement Center)

   6%, 12/15/2028 (Insured; FHA)                                                                600,000                  630,630

Fairfax County Water Authority, Water Revenue:

   5.50%, 4/1/2018                                                                            1,655,000                1,831,406

   5.50%, 4/1/2019                                                                            1,830,000                2,012,524

Hampton Redevelopment and Housing Authority,

  First Mortgage Revenue

  (Olde Hampton Hotel Associates Project)

   6.50%, 7/1/2016                                                                            1,500,000                1,406,655

Henrico County Economic Development Authority,
   Revenue (Bon Secours Health System, Inc.)
   5.60%, 11/15/2030                                                                          1,350,000                1,379,241

Industrial Development Authority of Albemarle County,
   HR (Martha Jefferson Hospital) 5.25%, 10/1/2015                                            1,445,000                1,532,423

Industrial Development Authority of the County of

  Prince William, Revenue:

    Hospital Facility (Potomac Hospital Corp.

         of Prince William) 6.85%, 10/1/2025

         (Prerefunded 10/1/2005)                                                              1,000,000  (a)           1,124,940

      (Potomac Place) 6.25%, 12/20/2027                                                         700,000                  725,655

      Residential Care Facility, First Mortgage

         (Westminster Lake Ridge) 6.625%, 1/1/2026                                            1,000,000                1,021,310


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA (CONTINUED)

Industrial Development Authority of the
  Town of West Point, SWDR
  (Chesapeake Corp. Project)

   6.375%, 3/1/2019                                                                             500,000                  430,450

Isle Wight County Industrial Development Authority,

  Solid Waste Disposal Facilities Revenue

   (Union Camp Corp. Project)
   6.10%, 5/1/2027                                                                            2,850,000                2,880,438

Prince William County Park Authority, Revenue

   6.875%, 10/15/2016
   (Prerefunded 10/15/2004)                                                                   3,000,000  (a)           3,224,130

Richmond Metropolitan Authority,
   Expressway Revenue

   5.25%, 7/15/2017 (Insured; FGIC)                                                           3,100,000                3,458,670

Roanoke Industrial Development Authority,

  HR (Carilion Health System)

   5.50%, 7/1/2021 (Insured; MBIA)                                                            2,500,000                2,674,825

Roanoke, GO Public Improvement 4%, 8/1/2024                                                     300,000                  268,851

Virginia Commonwealth Transportation Board:

  (Federal Highway Reimbursement Notes):

      5%, 10/1/2008                                                                           1,000,000                1,119,140

      5%, 10/1/2011                                                                           1,000,000                1,114,760

   Transportation Revenue (Northern Virginia

      Transportation District Program)

      5.25%, 5/15/2017                                                                        1,570,000                1,701,597

Virginia Housing Development Authority

   Multi-Family Housing 5.95%, 5/1/2016                                                       1,000,000                1,052,980

Virginia Public Building Authority,

  Public Facilities Revenue:

      5.75%, 8/1/2018                                                                         2,500,000                2,825,800

      5%, 8/1/2021                                                                            2,000,000                2,054,800

Virginia Resource Authority, Revenue

   Clean Water (State Revolving Fund)
   5.375%, 10/1/2022                                                                          3,035,000                3,265,903

Virginia State University,

  Virginia Commonwealth University, Revenue

   5.75%, 5/1/2021                                                                            1,200,000                1,320,648

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED--26.3%

The Children's Trust Fund of Puerto Rico,

  Tobacco Settlement Revenue, Asset Backed Bonds

   6%, 7/1/2026 (Prerefunded 7/1/2010)                                                        3,000,000  (a)           3,553,950

Commonwealth of Puerto Rico:

   9.574%, 7/1/2012                                                                           2,950,000  (b,c)         3,818,155

   (Public Improvement):

      5.50%, 7/1/2012 (Insured; MBIA)                                                            50,000                   57,357

      5.25%, 7/1/2015 (Insured; MBIA)                                                         3,000,000                3,384,060

      6%, 7/1/2026 (Prerefunded 7/1/2007)                                                     1,500,000  (a)           1,735,170

Puerto Rico Electric Power Authority, Power Revenue

   5.125%, 7/1/2029                                                                           2,000,000                2,016,540

Puerto Rico Highway and Transportation Authority,

  Highway Revenue

   5.50%, 7/1/2015 (Insured; MBIA)                                                            4,000,000                4,593,040

Virgin Islands Public Finance Authority, Revenue

   Gross Receipts Taxes Loan Note 6.50%, 10/1/2024                                            3,000,000                3,302,820
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $74,887,159)                                                              93.5%               79,791,975

CASH AND RECEIVABLES (NET)                                                                         6.5%                5,519,499

NET ASSETS                                                                                       100.0%               85,311,474


Summary of Abbreviations

FGIC                      Financial Guaranty Insurance
                          Company

FHA                       Federal Housing Administration

GO                        General Obligation

HR                        Hospital Revenue

MBIA                      Municipal Bond Investors
                          Assurance Insurance Corporation

MFHR                      Multi-Family Housing Revenue

SWDR                      Solid Waste Disposal Revenue

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              49.2

AA                               Aa                              AA                                               20.7

A                                A                               A                                                 6.2

BBB                              Baa                             BBB                                              12.6

BB                               Ba                              BB                                                 .5

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                     10.8

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(C)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THIS SECURITY
AMOUNTED TO $3,818,155 OR 4.5% OF NET ASSETS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  74,887,159  79,791,975

Cash                                                                    606,224

Receivable for investment securities sold                             4,911,956

Interest receivable                                                   1,165,937

Receivable for shares of Beneficial Interest subscribed                  10,897

Prepaid expenses                                                         10,671

                                                                     86,497,660
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            65,672

Payable for investment securities purchased                             972,220

Payable for shares of Beneficial Interest redeemed                      129,653

Accrued expenses                                                         18,641

                                                                      1,186,186
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       85,311,474
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      83,336,267

Accumulated undistributed investment income--net                          5,292

Accumulated net realized gain (loss) on investments                 (2,934,901)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       4,904,816
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       85,311,474

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             69,514,080             11,956,235              3,841,159

Shares Outstanding                                                          4,117,881                708,476                227,713
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   16.88                  16.88                  16.87

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,245,718

EXPENSES:

Management fee--Note 3(a)                                              246,502

Shareholder servicing costs--Note 3(c)                                 140,577

Distribution fees--Note 3(b)                                            48,891

Professional fees                                                       12,399

Registration fees                                                       10,331

Custodian fees                                                           7,298

Prospectus and shareholders' reports                                     7,068

Trustees' fees and expenses--Note 3(d)                                   1,139

Loan commitment fees--Note 2                                               388

Miscellaneous                                                            7,037

TOTAL EXPENSES                                                         481,630

INVESTMENT INCOME--NET                                               1,764,088
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                405,320

Net unrealized appreciation (depreciation) on investments          (1,991,930)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (1,586,610)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   177,478

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,764,088           4,019,989

Net realized gain (loss) on investments           405,320          (1,108,038)

Net unrealized appreciation
   (depreciation) on investments               (1,991,930)          3,776,725

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      177,478           6,688,676
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,455,453)          (3,259,662)

Class B shares                                  (236,364)            (620,013)

Class C shares                                   (67,322)            (139,971)

TOTAL DIVIDENDS                               (1,759,139)          (4,019,646)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  4,246,532           6,692,849

Class B shares                                    565,295           2,277,108

Class C shares                                    186,762           1,337,144

Dividends reinvested:

Class A shares                                    767,335           1,661,291

Class B shares                                    124,868             330,958

Class C shares                                     27,116              67,711

Cost of shares redeemed:

Class A shares                                (6,623,210)         (10,337,249)

Class B shares                                (3,085,199)          (4,720,641)

Class C shares                                  (353,700)            (741,128)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           (4,144,201)          (3,431,957)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (5,725,862)            (762,927)
--------------------------------------------------------------------------------
NET ASSETS ($):

Beginning of Period                            91,037,336           91,800,263

END OF PERIOD                                  85,311,474           91,037,336

Undistributed investment income--net                5,292                  --


                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       245,955             395,050

Shares issued for dividends reinvested             45,127              97,750

Shares redeemed                                  (389,415)           (609,115)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (98,333)           (116,315)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                        32,170             133,428

Shares issued for dividends reinvested              7,341              19,484

Shares redeemed                                  (181,153)           (278,413)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (141,642)           (125,501)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        10,800              78,882

Shares issued for dividends reinvested              1,598               3,985

Shares redeemed                                   (21,032)            (43,718)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      (8,634)             39,149

(A) DURING THE PERIOD ENDED OCTOBER 31, 2003, 59,198 CLASS B SHARES REPRESENTING $1,019,021 WERE AUTOMATICALLY CONVERTED TO 59,177 CLASS A SHARES AND DURING THE PERIOD ENDED APRIL 30, 2002, 231,374 CLASS B SHARES REPRESENTING $3,924,097 WERE AUTOMATICALLY CONVERTED TO 231,349 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except porfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 2003                               Year Ended April 30,
                                         -------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2003         2002(a)         2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.17         16.68        16.51           15.84          17.31         17.37

Investment Operations:

Investment income--net                                 .35(b)        .76(b)       .79(b)          .81            .83           .85

Net realized and unrealized
   gain (loss) on investments                         (.30)          .49          .17             .67          (1.47)          .17

Total from
   Investment Operations                               .05          1.25          .96            1.48           (.64)         1.02

Distributions:

Dividends from investment
   income--net                                        (.34)         (.76)        (.79)           (.81)          (.83)         (.85)

Dividends from net realized
   gain on investments                                  --            --           --             --            (.00)(c)      (.23)

Total Distributions                                   (.34)         (.76)        (.79)           (.81)          (.83)        (1.08)

Net asset value, end of period                       16.88         17.17        16.68           16.51          15.84         17.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .33(e)       7.64         5.86            9.54          (3.65)         5.98
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .96(f)        .96          .94             .93            .97           .92

Ratio of net investment income
   to average net assets                              4.05(f)       4.49         4.68            4.99           5.12          4.83

Portfolio Turnover Rate                              35.67(e)      46.83        18.46           31.73          31.63         30.19
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      69,514        72,390       72,249          68,144         67,043        71,612

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THERE WAS NO EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30,
2002. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1,
2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended
                                          October 31, 2003                                Year Ended April 30,
                                      ----------------------------------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2003          2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.17         16.67         16.51          15.83          17.31         17.37

Investment Operations:

Investment income--net                                 .30(b)        .67(b)        .70(b)         .73            .75           .76

Net realized and unrealized
   gain (loss) on investments                         (.29)          .51           .16            .68          (1.48)          .17

Total from
   Investment Operations                               .01          1.18           .86           1.41           (.73)          .93

Distributions:

Dividends from investment
   income--net                                        (.30)         (.68)         (.70)          (.73)          (.75)         (.76)

Dividends from net realized
   gain on investments                                  --            --           --              --           (.00)(c)      (.23)

Total Distributions                                   (.30)         (.68)         (.70)          (.73)          (.75)         (.99)

Net asset value, end of period                       16.88         17.17         16.67          16.51          15.83         17.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                    .07(e)       7.17          5.26           9.05          (4.21)         5.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.48(f)       1.46          1.45           1.44           1.48          1.43

Ratio of net investment income
   to average net assets                              3.53(f)       3.98          4.17           4.48           4.59          4.32

Portfolio Turnover Rate                              35.67(e)      46.83         18.46          31.73          31.63         30.19
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      11,956        14,593        16,265         19,035         21,081        34,912

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THERE WAS NO EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30,
2002. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1,
2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003                                 Year Ended April 30,
                                             ---------------------------------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)         2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.16         16.66         16.50          15.83          17.30         17.36

Investment Operations:

Investment income--net                                 .28(b)        .63(b)        .66(b)         .69            .71           .72

Net realized and unrealized
   gain (loss) on investments                         (.29)          .51           .16            .67          (1.47)          .17

Total from
   Investment Operations                              (.01)         1.14           .82           1.36           (.76)          .89

Distributions:

Dividends from investment
   income--net                                        (.28)         (.64)         (.66)          (.69)          (.71)         (.72)

Dividends from net realized
   gain on investments                                  --            --            --            --            (.00)(c)      (.23)

Total Distributions                                   (.28)         (.64)         (.66)          (.69)          (.71)         (.95)

Net asset value, end of period                       16.87         17.16         16.66          16.50          15.83         17.30
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(D)                                   (.05)(e)      6.92          5.01           8.75          (4.37)         5.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.70(f)       1.70          1.68           1.67           1.70          1.66

Ratio of net investment income
   to average net assets                              3.31(f)       3.74          3.92           4.27           4.37          4.06

Portfolio Turnover Rate                              35.67(e)      46.83         18.46          31.73          31.63         30.19
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       3,841         4,055         3,286          2,367          3,048         3,188

(A)  AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THERE WAS NO EFFECT OF THIS CHANGE FOR THE PERIOD ENDED APRIL 30,
2002. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1,
2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Virginia Series (the "fund"). The fund's investment objective is to maximize current income exempt from federal and, where applicable, from state income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $2,993 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends
from    net    realized    capital    gain,    if    any,    are    normally
declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,155,778 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, $422,657 of the carryover expires in fiscal 2008, $1,642,274 expires in fiscal 2009, $151,002 expires in fiscal 2010 and $939,845 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: tax exempt income $4,019,646. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2003, the Distributor retained $4,705 from commissions earned on sales of the fund's Class A shares and $23,091 and $42 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2003, Class B and Class C shares were charged $33,579 and $15,312, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B and Class C shares were charged $90,153, $16,789 and $5,104, respectively, pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $19,018 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Trust's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $30,668,660 and $38,871,415, respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $4,904,816, consisting of $5,118,693 gross unrealized appreciation and $213,877 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                        For More Information

                        Dreyfus Premier State Municipal Bond Fund,
                        Virginia Series
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  066SA1003



ITEM 2.     CODE OF ETHICS.

            Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:    /S/ STEPHEN E. CANTER
       Stephen E. Canter
       President

Date:  December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  December 19, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  December 19, 2003

                                       EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)